Filed with the Securities and Exchange Commission on April 25, 2024
Registration No. 333-133380
Registration No. 811-21887
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 22	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 49	/ X /
(Check appropriate box or boxes.)

NML Variable Annuity Account A
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer, Chief Compliance Officer, and Secretary
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)
Copy to:
Gabriella R. Saenz
Assistant General Counsel and Assistant Secretary
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-8704 office
(414) 625-8704 fax
gabriellasaenz@northwesternmutual.com
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2024 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _________________pursuant to paragraph (a)(1) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Individual Flexible Payment Variable Annuity (Fee Based)
Issued by The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account A
Prospectus May 1, 2024
This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs, and Non-Tax Qualified Annuities and Non-Qualified Plans offered to purchasers who pay periodic fees based on assets in lieu of brokerage commissions as compensation for advisory services (Fee-Based Programs). The Contract provides for accumulation of Contract Value through variable and/or a fixed options and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:
Variable Options
Northwestern Mutual Series Fund, Inc.
- Growth Stock Portfolio
- Focused Appreciation Portfolio
- Large Cap Core Stock Portfolio
- Large Cap Blend Portfolio
- Index 500 Stock Portfolio
- Large Company Value Portfolio
- Domestic Equity Portfolio
- Equity Income Portfolio
- Mid Cap Growth Stock Portfolio
- Index 400 Stock Portfolio
- Mid Cap Value Portfolio
- Small Cap Growth Stock Portfolio
- Index 600 Stock Portfolio
- Small Cap Value Portfolio
- International Growth Portfolio
- Research International Core Portfolio
- International Equity Portfolio
- Emerging Markets Equity Portfolio
- Government Money Market Portfolio
- Short-Term Bond Portfolio
- Select Bond Portfolio
- Long-Term U.S. Government Bond Portfolio
- Inflation Protection Portfolio
- High Yield Bond Portfolio
- Multi-Sector Bond Portfolio
- Balanced Portfolio
- Asset Allocation Portfolio
Fidelity® Variable Insurance Products
- VIP Mid Cap Portfolio
- VIP Contrafund® Portfolio
Neuberger Berman Advisers Management Trust
- Sustainable Equity Portfolio
Russell Investment Funds
- U.S. Strategic Equity Fund
- U.S. Small Cap Equity Fund
- Global Real Estate Securities Fund
- International Developed Markets Fund
- Strategic Bond Fund
Russell Investment Funds LifePoints® Variable Target Portfolio Series
- Moderate Strategy Fund
- Balanced Strategy Fund
- Growth Strategy Fund
- Equity Growth Strategy Fund
Credit Suisse Trust
- Commodity Return Strategy Portfolio
Fixed Option
- Guaranteed Interest Fund
The Contract and the investment options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees are contingent upon the claims-paying ability of the Company. Some terms of the Contract may differ from the terms of the Contract delivered in another state because of state legal requirements but all material state variations are described in Appendix B.
Please read carefully this prospectus or any accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

You may cancel your Contract within 10 days of receiving it without paying fees or penalties.
In some states, this cancellation period may be longer. Depending on your state of issue, upon cancellation you will receive either the full amount of your Purchase Payment(s) or your Contract Value. You should review the prospectus, or consult with your financial representative, for additional information about the specific cancellation terms that apply.

The Contract is sold exclusively through financial representatives of Northwestern Mutual's affiliated broker-dealer, who charge an advisory fee for their investment advice or other services. Any advisory fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract. If you elect to withdraw the advisory fee from your Contract Value, this withdrawal will reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans. Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission's staff and is available at www.Investor.gov.

Table of Contents
Page
Appendix A—Portfolios Available under Your Contract	33
Appendix B—State Variations	36
Page
Additional Information	39

Glossary of Special Terms
Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:
Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” (“AUV”) means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.
Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.
Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.
Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Beneficiary—A person who receives payments under the Contract pursuant to an Income Plan or upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.
Company—The Northwestern Mutual Life Insurance Company.
Contract—The agreement between you and us described in this variable annuity prospectus. During the accumulation period of the Contract, you may invest money under your Contract and any earnings on your investment will accumulate on a tax-deferred basis. During the annuitization period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.
Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to the Guaranteed Account(s), plus credited interest; less (3) any applicable fees and amounts withdrawn or transferred from the Guaranteed Account(s).
Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.
Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
Guaranteed Interest Fund—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a one-year term.
Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract generally through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
Investment Professional—Someone you select to provide you with brokerage service or investment advice with respect to amounts you invest under your Contract who either is registered as a broker-dealer under the Securities Exchange Act of 1934 or as an investment adviser under the Investment Advisers Act of 1940 directly (or by association with another person), or who provides such service or advice under an exemption from the Investment Advisers Act of 1940.
Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments must cease and Annuity Payments become payable. The maximum Maturity Date is stated on the specifications page of the Contract and may not be changed.
Northwestern Mutual—The Northwestern Mutual Life Insurance Company.
Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.
Account A (Fee Based) Prospectus

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.
Prospectus— The full statutory prospectus for the Contract.
Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.
Required Minimum Distribution ("RMD") — A minimum amount that the federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.
Separate Account—The account the Company has established pursuant to Wisconsin law for those assets that, although belonging to the Company, are reserved for you and other owners of variable annuity contracts supported by the Separate Account.
Summary Prospectus—The summary version of the Contract, which summarizes key information found in the Prospectus for the Contract.
Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.
Account A (Fee Based) Prospectus

Important Information You Should Consider About the Contract
FEES AND EXPENSES	Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawal	If you withdraw amounts or surrender your Contract, you will not be assessed a surrender charge.	Fee and Expense Tables – Contract Fees and Expenses
Transaction Charges	You may be charged for other transactions, such as tax-related charges, as well as charges for expedited delivery or wire transfers.	Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses do not reflect any advisory fees paid to your Investment Professional from Contract Value or other assets of the owner. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract	0.35%[1]	0.75%[1]
	Investment Options (Portfolio company fees and expenses)	0.21%[2]	2.21%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1 As a percentage of Separate Account assets. [2] As a percentage of Portfolio assets. [3] As a percentage of the entire benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $560[1]	HIGHEST ANNUAL COST $3,559[1]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
Classes and Portfolio fees and expenses
•No optional benefits
•No sales charges or advisory fees
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of Contract Classes and
Portfolio fees and expenses
•No sales charges or advisory
fees
•No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
Account A (Fee Based) Prospectus

RISKS	Cross-Reference(s) to Location in Prospectus
Risk of Loss	You can lose money by investing in the Contract.	The Investment Options
Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment.
The Contract – Generally
Risks Associated with Investment Options
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) and fixed account options you choose. Each Portfolio
(including any fixed account investment options) will have its own unique risks.
You should review these investment options Portfolios before making an investment decision.

The Investment Options
Insurance Company Risks
Investment in the Contract is subject to the risks related to the depositor
(Northwestern Mutual), and any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888)
455-2232.
The Company
RESTRICTIONS
Investments
Transfer requests involving the fixed account options are subject to special restrictions, including individual state law restrictions as to availability or amounts. These options are available only during the accumulation phase of your Contract and after your initial investment may be subject to limits on additional amounts, including minimum required investments or maximum limits on total amounts. Transfers out of these fixed options are also subject to specific limitations.

Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.

Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio for such Portfolio.

The Investment
Options – Fixed
Options and The
Contract –Purchase
Payments Under the
Contract
(Guaranteed
Account Investment
Minimums and
Maximums)
The Investment
Options (Short Term
and Excessive
Trading)
Contract Owner
Services
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits
Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.

If you elect to withdraw the advisory fee from your Contract Value, the withdrawal will reduce the death benefit and may be subject to federal and state income taxes and a 10% federal penalty tax.
The Contract – Death Benefit (Enhanced Death Benefit Examples)
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions)
will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes
Account A (Fee Based) Prospectus

	CONFLICTS OF INTEREST	Cross-Reference(s) to Location in Prospectus
Investment Professional Compensation
The Contract is sold exclusively through financial representatives of
Northwestern Mutual’s affiliated broker-dealer, who are compensated with a portion of the asset-based fee paid by the client, and Northwestern Mutual may share revenue it earns on the Contract with its affiliated broker-dealer.
These financial representatives may have a financial incentive to offer or recommend the Contract over other investments.
Additional Information –The Distributor
Exchanges
Some financial representatives may have a financial incentive to offer a new
Contract in place of the one you already own. You should only exchange an existing contract if you determine, after comparing the features, fees and risks of both contracts, that it is preferable to purchase the new Contract rather than continue to own an existing contract.
Additional Information –The Distributor

Overview of the Contract
The Contract is an individual flexible payment variable annuity contract, the purpose of which is primarily to provide for the accumulation of value through variable or fixed investment options, through allocations to a variety of Portfolios and/or fixed account options, and payment of annuity benefits on a fixed or variable basis. The Contract is sold for use under a variety of tax-qualified and nontax-qualified plans and may be appropriate if you have a long-term investment horizon. It is not intended for short-term investment and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading.
During the years when funds are being paid into your Contract, known as the accumulation (savings) phase, the earnings accumulate on a tax-deferred basis. The annuitization (income) period begins when you start receiving a stream of periodic annuity payments under your Contract that begin on the date you select, and all or a portion of such payments will be taxed as ordinary income. Once you annuitize your Contract, your withdrawal rights will depend on the income plan selected. The amount you accumulate under your Contract, including the results of investment performance of your Divisions and interest earned under the fixed options will determine the amount of your monthly Annuity Payments. Additional information about the Portfolios in which the Divisions invest is provided in the Appendix (see “Appendix A: Portfolios Available Under Your Contract).
In addition to the Divisions which vary with the investment experience of the underlying Portfolios, the Contract offers a fixed option (Guaranteed Interest Fund or GIF) that credits interest at a declared rate.
Below are other features and options that the Contract offers.
•
Accessing your money. During the accumulation phase, you may make a withdrawal of your Contract Value or surrender the Contract by submitting a request in writing or by telephone, subject to our administrative procedures.
•
Deduction of Advisory Fee. We will allow you to deduct advisory fees due to your Investment Professional from Contract Value. We limit the gross annual advisory fee to 2.15% of Contract Value. If you elect to withdraw the advisory fee from your Contract Value, this withdrawal will reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•
Tax treatment. You may transfer Contract Value among the Divisions and the fixed options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when (1) you make a withdrawal or surrender; (2) you receive an Annuity Payments under the Contract; or (3) upon payment of the death benefit.
•
Standard Death Benefit. Your Contract includes a death benefit that will pay your designated beneficiaries (1) the Contract Value if an Annuitant dies before the Contract Maturity Date and on or after his or her 75th birthday, or (2) the greater of the Contract Value or Purchase Payments less any adjustment for each withdrawal if an Annuitant dies before the Contract Maturity Date and before his or her 75th birthday. If an Annuitant dies after the Contract Maturity Date or any time after Annuity Payments begin, no death benefit is payable. The Contract has an Enhanced Death Benefit option available for an additional charge.
•
Additional Features and Services. We make certain additional services available under the Contract at no additional charge:
The Automatic Dollar Cost Averaging Plan allows you to transfer a set amount from the Government Money Market Division to other Divisions on a regular schedule. The Portfolio Rebalancing feature automatically rebalances your Contract Value among your selected Divisions in order to restore your allocation to the original level. You may participate only in one of the Automatic
Account A (Fee Based) Prospectus

Dollar Cost Averaging Plan and Portfolio Rebalancing feature at a time. We also allow automatic transfers or sweeps of interest from the GIF to any combination of the Divisions monthly, quarterly, semi-annually or annually. We do not charge for participation in these features.
The Systematic Withdrawal Plan allows you to set up automatic monthly withdrawals from your Contract Value. We will take any withdrawal under this plan proportionally from your Contract Value in your selected investment options or the investment options you designate subject to certain conditions. We do not charge for participation in this feature.
Account A (Fee Based) Prospectus

Fee and Expense Tables
Contract Fees and Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They do not include any advisory fee your Investment Professional may withdraw from Contract Value for his or her services. The fees and expenses do not reflect any advisory fees paid to your Investment Professional from Contract Value or other assets of the owner. If such charges would be reflected, your fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract Value between investment options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.

Transaction Expenses	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	N/A	N/A
Transfer Fee	N/A	N/A
Expedited Delivery Charges[1]	$17	$17
Wire Transfer Fee[2]	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Maximum Fee	Current Fee
Administrative Expenses[3]	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[4]	0.75%	0.35%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[5]	0.40%	0.10%

1
For express mail delivery with signature required; the express mail delivery charge without signature is $15.
2
We also charge $15 for wire transfers in connection with withdrawals.
3
We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days notice.
4
We reserve the right to increase the current base contract charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum base contract charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.
5
The maximum charge is for issue age (i.e., the age nearest the primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the initial Purchase Payment or the Contract Value.
Account A (Fee Based) Prospectus

Annual Portfolio Operating Expenses
The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Portfolios Available Under Your Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	2.21%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	2.16%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2023 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.
For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Example1
The following Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, and the fees and expenses of the underlying Portfolios. The Example does not include any advisory fee your Investment Professional may withdraw from Contract Value for his or her services. If such charges would be reflected, your fees and expenses would be higher. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. The Example assumes that you invest $100,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Example reflects the maximum expenses of the underlying Portfolios (as set forth above) as well as the Optional Enhanced Death Benefit Maximum Charge. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:
Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$3,349	$10,316	$17,513	$36,557
If you annuitize at the end of the applicable time period:	$3,349	$10,316	$17,513	$36,557
If you do not surrender your Contract:	$3,349	$10,316	$17,513	$36,557
1
The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2023.
Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.
Principal Risks
Investment Risk You can lose money by investing in the Contract.
The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings and from a tax perspective is generally less attractive if owned by a non-natural person. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to tax penalties or other unfavorable treatment.
If, in addition, you elect to withdraw the advisory fee from your Contract Value, the deduction will reduce the death benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions.
Account A (Fee Based) Prospectus

Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio will have its own unique risks. You should review the prospectuses for the Portfolios before making an investment decision.
Insurance Company Risks Investment in the Contract is subject to the risks related to the Depositor (Northwestern Mutual), and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
The Company
The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $358 billion as of December 31, 2023. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
In addition to your fixed account allocations, General Account assets are used to guarantee the payment of the benefits under the Contract, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.
Account A (Fee Based) Prospectus

The Separate Account
We established the NML Variable Annuity Account A (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.
You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.
When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:
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Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
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Invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased.
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Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.
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Create new separate accounts.
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Combine the Separate Account with any other separate account.
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Transfer the assets and liabilities of the Separate Account to another separate account.
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Transfer cash from time to time between the Company’s General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.
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On behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to Contracts supported by the Separate Account to the Company’s General Account.
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Add, delete, or make changes to the securities and other assets that are held or purchased by the Separate Account.
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Terminate and/or liquidate the Separate Account.
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Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.
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Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.
The Investment Options
The Contract makes available a fixed option and a variety of variable investment options. The Company does not endorse or recommend any particular option nor does it provide asset allocation or investment advice. Additionally, not all of the investment options may be available in the Fee-Based Program under which you hold your Contract. You, together with your Investment Professional, are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed and, because both
Account A (Fee Based) Prospectus

your principal and any return on your investment are subject to market risk, you can lose money. The amounts invested in the fixed option earn interest for a specified period at a rate we declare from time to time and, together with the interest earned, are guaranteed by, and subject to the claims-paying ability of, the Company.
The Role of Your Investment Professional
Your Investment Professional may provide us with instructions on your behalf involving the investment of Net Purchase Payments and the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed elsewhere in this prospectus.
We are not a party to any agreement you have with your Investment Professional, nor are we responsible for any brokerage service or investment advice your Investment Professional provides to you. Your Investment Professional may be associated with our affiliated registered investment advisor and/or our affiliated limited purpose federal savings bank, and a Contract may only be purchased through such an Investment Professional. Any non-incidental investment advice that your Investment Professional provides to you related to investment option selection or asset allocation within your Contract is pursuant to a separate agreement with an entity qualified to provide such advice, such as our affiliated registered investment advisor (Northwestern Mutual Investment Services, LLC) or our affiliated limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company), and is not provided by the Company. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional. By signing the application for the Contract, (or by executing other documents acceptable to us), you affirm that you understand and agree that instructions you provide your Investment Professional may not be relayed concurrently to us and that we are not liable for any loss or liability that may arise as a result. All instructions we receive from your Investment Professional will be deemed to have been authorized by you and provided on your behalf (not on our behalf), until you either notify us in writing that you have revoked that authority or we receive notice of your death. We may require your Investment Professional to enter into a separate agreement with us relating to communications between us on behalf of all Contract Owners your Investment Professional represents as a condition of accepting his or her instructions. This agreement also may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse effects large transfers may have on the interests of all contract owners.
Any fee that is charged by your Investment Professional is in addition to the fees and expenses that apply to your Contract described in this prospectus. You may choose to have your advisory fee deducted from Contract Value, but if you do, the advisory fee can only be up to 2.15% of Contract Value. If you choose to have your advisory fee deducted from Contract Value, your advisory fee will be calculated as a percentage of Contract Value and will be deducted on a quarterly basis. By advance written agreement with us, you may authorize your Investment Professional to withdraw amounts from your Contract and the amount to be deducted to pay for his or her fee. If you decide you would no longer like your advisory fee deducted from Contract Value, please contact your Investment Professional to discuss your options. These withdrawals are deducted proportionately from each of your investments. We will send you a confirmation of the withdrawal. Any such withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract.
Your Investment Professional must be appointed by us, or associated with a broker-dealer appointed by us, as our authorized agent to sell the Contract.
Variable Options
The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
Subject to any limitations imposed by your Fee-Based Program, you may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio.
There can be no assurance that the Portfolios will realize their objectives. You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this prospectus. Read the prospectus carefully before investing. You can find these documents online at
Account A (Fee Based) Prospectus

www.nmprospectus.com, by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive The Contract makes available both proprietary and non-proprietary Portfolios. The Northwestern Mutual Series Fund, Inc. is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Contract, we consider during the selection process whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.20%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Contracts and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Contract may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We consider receipt of these payments when deciding whether to offer a Portfolio.
Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
Transfers Between Divisions Subject to any limitations imposed by your Fee-Based program, the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.
We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.
Before the Maturity Date, you may transfer amounts which you have invested in the Guaranteed Interest Fund to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. (See “Fixed Option—The Guaranteed Interest Fund”.)
Account A (Fee Based) Prospectus

Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries) because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners, except to the extent we are prevented from doing so under applicable or federal law or regulations. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers if a total of three round trips are made within that same Contract year or two round trip transfers are made within any subsequent year. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers if a total of two round trips are made within that same Contract year or one round trip transfer is made within any subsequent year. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. If your Investment Professional provides substantially the same asset allocation or investment advice to a number of Contract Owners whose investments represent a substantial portion of the assets in an underlying Portfolio, resulting trading activities may adversely affect all Contract Owners. Therefore, we may restrict the aggregate amounts your Investment Professional may transfer on behalf of the Contract Owners he or she represents or impose additional requirements with respect to such transfers. These limitations are intended to minimize the potential adverse
Account A (Fee Based) Prospectus

effects large transfers may have on the interests of all Contract Owners. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.
Fixed Option—The Guaranteed Interest Fund
During the accumulation phase of your Contract, you may direct all or part of your Purchase Payments to the Guaranteed Interest Fund (“GIF”) for investment on a fixed basis, provided it is available in your state and under your Contract. Your ability to make investments in a Guaranteed Account may be limited by state law. Currently, the GIF is not available in Contracts subject to New York law. To find out if a GIF is available in your state, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232. The GIF is not available under fee-based programs sponsored by affiliates of the Company. All material state variations are described in Appendix B.
Moving into a Guaranteed Account You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account prior to the Maturity date, subject to restrictions described in the Contract. Subject to limitations described below, you may make additional investments in GIF at any time prior to the Maturity Date of the Contract.
Moving out of a Guaranteed Account Transfers from the GIF to the Separate Account Divisions are subject to certain limits. After a transfer from the GIF, we will allow no further transfers from the GIF for a period of 365 days; in addition, we will allow no further transfers back into the GIF for a period of 90 days. The maximum amount that you may transfer from the GIF in one transfer is the greater of (1) 25% of the amount that you had invested in the GIF as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the GIF. In no event will this maximum transfer amount be less than $1,000 or more than $50,000. These transfer limitations can be illustrated as follows:
Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4 years
Additional Information In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the GIF under the Securities Act of 1933 and we have not registered the GIF as an investment company under the 1940 Act. Accordingly, neither the GIF nor any interests therein are generally subject to these Acts. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the GIF. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Amounts you invest in the GIF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, amounts in the GIF do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract may apply to amounts in the GIF. (See “Charges.”) For purposes of allocating and deducting the annual Contract fee, we consider any investment in the GIF as though it were an investment of the same amount in one of the Separate Account Divisions.
Interest is credited and compounded daily on amounts you invest in the GIF at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract.
Upon expiration of a Guaranteed Period for GIF, we will apply a new Declared Rate for a new one-year Guaranteed Period.
Account A (Fee Based) Prospectus

Investments in the GIF are subject to a maximum limit of $100,000 without our prior consent. To the extent that a Purchase Payment or transfer from a Division of the Separate Account causes the Contract’s interest in the GIF to exceed this maximum limit, we will place the amount of the excess in the Government Money Market Division and it will remain there until you instruct us otherwise.
The Contract
Generally The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. Generally, distributions are subject to tax as ordinary income if you make a withdrawal. The annuitization phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on a Contract owned by a non-natural person will generally be treated as ordinary income subject to annual taxation.
If you are purchasing the Contract through a tax-favored arrangement, including IRAs and Roth IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.
Free Look If you change your mind about owning this Contract, you can cancel it within ten days after you receive it (or whatever period is required under applicable state law). There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. We will refund the sum of (a) the value of the Accumulation Units of the Separate Account on the effective day of the return plus (b) any amount deducted from the portion of the Purchase Payments applied to the Separate Account. In the event applicable state law requires us to return the greater of your Contract value or your purchase payment, we will do so. All material state variations are described in Appendix B.
Contract Values  The value of your Contract on any Valuation Date is the sum of the following: (i) the value of all your amounts held in the Divisions of the Separate Accounts on that Valuation Date; and (ii) the sum of your amounts allocated to the Guaranteed Interest Fund(s), plus credited interest; less (iii) any applicable fees and amounts withdrawn or transferred from the Guaranteed Account(s). If, for example, the advisory fee is withdrawn from Contract Value, the withdrawal will reduce the Guaranteed Account value. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We will notify you, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000. If you are unable to increase the Contract Value or the total Purchase Payments paid to $2,000 within 30 days after we notify you, we may surrender your Contract for its Contract Value (i.e., with no withdrawal charge) in accordance with applicable state law, provided such surrender does not affect or terminate any other benefits or riders provided or elected under the Contract.
Purchase Payments Under the Contract
Frequency and Amount  A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $50,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent. Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”)
Account A (Fee Based) Prospectus

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, we may reduce the minimum initial purchase amount from $50,000 to no less than $25,000 provided you agree to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $50,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees. The amount of minimum Purchase Payments may also be reduced in light of certain other requirements of Fee-Based Programs.
Guaranteed Account Investment Minimums and Maximums The Guaranteed Interest Fund is subject to certain investment minimums and maximums in addition to those described above. Without our prior consent, no investment may cause the Accumulation Value of the Guaranteed Interest Fund (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000.
Application of Purchase Payments We credit Net Purchase Payments to the variable and/or fixed investment options as you direct. If we do not have appropriate instructions in good order, we will continue to credit Net Purchase Payments to your Contract according to the allocation instructions then in effect. The application of Purchase Payments to the Guaranteed Interest Fund is subject to special rules (see “The Investment Options—Fixed Option”). We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.
Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.
Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated. The number of Accumulation Units credited to a Contract is determined by dividing the Net Purchase Payments by the value of the Accumulation Unit on the effective date. This number of Accumulation Units will not be changed by any subsequent change in the dollar value of the Accumulation Units.
We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.
The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.
Account A (Fee Based) Prospectus

Maturity Date Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).
Access to Your Money
Withdrawals Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Interest Fund. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.
Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1 (Period Certain), the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under variable income plan 2 (Single Life Income with or without Period Certain) and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3 (Joint and Survivor Life Income with Period Certain)), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)
We may accept withdrawal or full surrender requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders may require a signed form. Withdrawal requests may be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or earlier, if required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.
Withdrawals are not subject to a surrender charge, including withdrawals of your advisory fee from Contract Value. If you elect to have your advisory fee withdrawn from Contract Value, the withdrawal of your advisory fee will result in the cancellation of Accumulation Units. The withdrawal will have the same tax effect and effect on Contract benefits as any other withdrawal you make from your Contract. For each withdrawal, including withdrawals of your advisory fee from Contract Value, the death benefit and optional enhanced death benefit is reduced proportionally by the percentage of the Contract Value withdrawn. (See "Benefits Available Under the Contract.") This method of calculating reductions could reduce the relevant values significantly, and by substantially more than the actual amount of the withdrawal. The withdrawal may be subject to federal and state income taxes and a 10% federal penalty tax if withdrawals are made before age 59 1/2. (See "Benefits Available Under the Contract.") Given the significant effect such reductions could have on your Contract benefits, you should discuss the impact of withdrawing advisory fees from Contract Value with your Investment Professional prior to making any election.
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.
Benefits Provided Under the Contracts
Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money
Account A (Fee Based) Prospectus

Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Government Money Market Division until the Portfolio is liquidated.
Benefits Available Under the Contract
The following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
•Only payable if the Annuitant dies
before the Maturity Date
•Income Plans have their own
payout benefit rules at death (see
below)
•Is reduced proportionately for
withdrawals, including withdrawals
from Contract Value to cover the
advisory fee.
•If payee elects to continue the
contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the Owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
•Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
•Must be elected at issue
•Cannot be added once terminated
•There is a charge for this benefit
•Is reduced proportionately for
withdrawals, including withdrawals
from Contract Value to cover the
advisory fee

Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
•Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
•Variable Income Plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
•Fixed income plans are funded
through withdrawals from the
Separate Account
•Transfers between Income Plans
are only allowed under limited
circumstances

Account A (Fee Based) Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Fixed Option
The fixed option (Guaranteed
Interest Fund or GIF) is available
during the accumulation phase.
The Declared Rate will not be
less than a minimum guaranteed
annual effective rate of 0.50%
(or a higher rate if required by
applicable state law). The
Declared Rate will be effective
for a Guaranteed Period equal
to the shorter of the following
two periods: (i) the twelve
month period measured from
the end of the month of the
investment’s effective date, or
(ii) the period remaining until
the Maturity Date of the
Contract.
		Standard	No Charge[3]
•Principal and interest rates for fixed
option amounts guaranteed by
Northwestern Mutual are subject to
its claims-paying ability
•Effective rates apply only for
specified Guaranteed Periods, the
terms for which may change at our
discretion and may be limited by
your Contract’s Maturity Date
•Allocations to and from the GIF may
be subject to special restrictions,
such as minimum and maximum
limits on initial and additional
amounts invested and limits on the
timing and amount of transfers out
of these options

Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	•Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	•Proportionate deductions may be limited for amounts in the Guaranteed Interest Fund •Taxes or penalties may apply
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	•Ordinarily ends upon transfers from applicable Divisions •Cannot use with dollar cost averaging
Interest Sweeps	Automatically transfers interest from the GIF to any combination of Divisions	Standard	No charge	•Minimum Contract Value required for eligibility

1
The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
2
Variable income plans continue to be assessed Base Contract Charges.
3
Some charges apply to amounts allocated to or withdrawn from the Guaranteed Interest Fund but may be calculated in a manner different than the manner applicable to other amounts.
Death Benefit
How Much is the Death Benefit?  The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)
•
If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).
•
If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)
•
If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:
•
the Contract Value (determined as described immediately below); or
•
the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit and optional enhanced death benefit proportionally by the percentage of the
Account A (Fee Based) Prospectus

Contract Value withdrawn. This method of calculating reductions could reduce the relevant values significantly, and by substantially more than the actual amount of the withdrawal. A return of premium death benefit could be substantially eroded by withdrawals to pay the annual advisory fee, as shown below.)
•
Standard Death Benefit Example: After 10 years, for example, assuming no asset growth and only a 2.15% annual advisory fee, a $100,000 purchase payment may only provide for a $80,465 return of purchase payment death benefit.
•
Enhanced Death Benefit Example: After 10 years, for example, assuming no asset growth, and only a 0.40% annual enhanced death benefit fee and a 2.15% annual advisory fee, a $100,000 purchase payment may provide a $100,000 return of purchase payment death benefit. The surrender value at year 10 may be limited to $76,838.
When is the Death Benefit Determined? In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.
Guaranteed Minimum Death Benefit Examples
Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):
	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500
If you elect to have your advisory fee withdrawn from Contract Value, the withdrawal will have the same effect on the death benefit as any other withdrawal you make from your Contract. Given the significant effect such reductions could have on the death benefit, you should discuss the the impact of withdrawing advisory fees from Contract Value with your Investment Professional prior to making any elections.
Example: John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and after his 75th birthday. Upon his death, the Company pays the Contract Value to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and before his 75th birthday. Upon his death, the Company pays the greater of the Contract Value or Purchase Payments less any adjustments for each withdrawal to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies after the Contract Maturity Date. Since the Contract has matured, no death benefits are payable through the Contract. If John settled the funds from the Contract to an Income Plan, a death benefit may be payable based on the Income Plan chosen.
An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase
Account A (Fee Based) Prospectus

Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.
Example: John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date, after one year of owning the Contract and before his 80th birthday. Upon his death, the Company pays the greatest of the Contract Value, Purchase Payments less any adjustments for each withdrawal, or the EDB on the most recent anniversary plus payments and less any adjustments for withdrawals since the prior anniversary to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date and after his 80th birthday. Upon his death, the Company pays the greater of the Contract Value or the EDB on the anniversary immediately prior to his 80th birthday plus payments and less any adjustments for withdrawals since that anniversary to his wife Jane, his designated beneficiary.
Enhanced Death Benefit Examples
Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):
Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000
Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account). If you elect to have your advisory fee withdrawn from Contract Value, the withdrawal will have the same effect on the death benefit as any other withdrawal you make from your Contract. Given the significant effect such reductions could have on the death benefit, you should discuss the impact of withdrawing advisory fees from Contract Value with your Investment Professional prior to making any elections.
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2024–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2025–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2025–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)
How is the Death Benefit Distributed? If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant. As a matter of current practice, the Contract continues in force, subject to limitations under federal and/or state law. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.
If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.
Account A (Fee Based) Prospectus

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:
•
continue the Contract (as described above),
•
receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or
•
receive the Death Benefit as a lump sum check.
In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check. Generally, amounts distributed as the Death Benefit are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Income Plans
Generally If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess Base Contract Charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. Fixed income plans describe in the Contract or otherwise offered by the Company include income plans with a guaranteed income amount or income amount that changes annually based on the company’s declared rate. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. Amounts transferred to our General Account would also include the value of any amounts allocated to any GIF, plus credited interest, less any withdrawals you have made.
A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Transfers made between investment options during pay-out cannot: (1) exceed 12 transfers per year, (2) transfer into and then out of the same fund within 14 days, if the transfer is $10,000 or more, and (3) transfer into and then out of the same fund within 30 days, if the transfer is in excess of 1% of the underlying fund’s total assets. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. If you select a fixed income plan, the Fee-Based Program under which you hold your Contract will automatically terminate when the withdrawal value of your Contract is transferred to our General Account. You should check with your Investment Professional about the status of your Fee-Based Program if you select a variable income plan. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”
The annuitization period begins when you start receiving a stream of periodic annuity payments under your Contract on the date you select. For Income Plans, the earliest possible annuity commencement date is immediately after we issue your Contract. The latest possible annuity commencement date is the Maturity Date (i.e., the date you must annuitize or take the lump sum). Under Contracts currently offered, on the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Government Money Market Portfolio unless you instruct us otherwise.
Example: John Doe was the Owner of a Contract and had elected a single life income plan for a ten-year certain period. John dies before the ten-year certain period is over and his wife Jane, his beneficiary, continues to receive income payments for the remainder of the certain period. After the ten-year certain period, no income payments are payable to Jane, his beneficiary.
Description of Variable Income Plans The following variable income plans are available:
Account A (Fee Based) Prospectus

1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).
2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected period certain, whichever is later. You may select a period certain of either 10 or 20 years, or you may choose a plan with no period certain. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a period certain of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years period certain or the remaining lifetime of the survivor, whichever is longer.
We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans. Amounts (or portions thereof) payable under a variable income plan with a period certain may be redeemed after we have a request for redemption in good order at the Home Office. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. If you are in an Income Plan involving a life contingency (i.e., Plans 2 or 3), you will not be able to withdraw any Contract Value after the annuity commencement date. We will not permit a transfer to an Income Plan that involves a different life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.
Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.
Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
Additional Features and Services
Automatic Dollar-Cost Averaging The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically
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transferring, on a monthly, quarterly, semiannual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.
Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.
Systematic Withdrawal Privilege You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.
Portfolio Rebalancing To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.
Only contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options. A program of regular investing cannot assure a profit or protect against loss in a declining market.
Interest Sweeps  If you select this service we will automatically sweep or transfer interest from the GIF to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.
Only contracts with $10,000 or more in the GIF are eligible. The amount and timing restrictions that ordinarily apply to transfers between the GIF and the investment Divisions do not apply to interest sweeps.
Charges
We will make the following deductions:
Base Contract Charges
Nature and Amount of the Charges When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.
The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.
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Other Expense Risks The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.
Contract Fee On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. We will apply the charge for the Contract Fee by reducing the number of Accumulation Units credited to your Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Separate Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future. We will give prior notice.
Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested.
Premium Taxes The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.
Portfolio Expenses and Charges The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the mutual fund prospectuses.
For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2023 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 2.16%.
Expedited Delivery Charge When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service at your request) and $15 for a wire transfer.
Federal Income Taxes
Qualified and Non-Tax Qualified Plans
We offer the Contract for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:
1.
Individual retirement annuities pursuant to the provisions of Section 408 of the Internal Revenue Code of 1986, as amended (the “Code”), including a traditional IRA established under Section 408(b).
2.
Roth IRAs pursuant to the provisions of Section 408A of the Code.
We also offer the Contract for use in non tax-qualified situations (i.e., contributions are not tax deductible).
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Diversification The Code requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.
Owner Control In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.
Contribution Limitations and General Requirements Applicable to Contract
Traditional IRA If an individual has earned income, the individual and the individual’s spouse, as defined under federal tax law, are each permitted to make a maximum contribution of $7,000 for 2024 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. Currently, the limit on IRA catch-up contributions is $1,000 (not indexed) for individuals who are age 50 or over. Effective for taxable years beginning after December 31, 2023, the catch-up limit may be increased to reflect cost of living increases. Annual contributions are generally deductible unless the Owner or the Owner’s spouse, as defined under federal tax law, is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan for tax year 2024, the deduction phases out at an adjusted gross income (“AGI”) of between $77,000—$87,000 for single filers and between $123,000—$143,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $230,000—$240,000 (indexed) for joint filers. Federal income tax refunds can be deposited directly into an IRA, subject to the contribution limits.
The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse, as defined under federal tax law, can also roll over the deceased Owner’s IRA, tax deferred annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs. A nonspouse beneficiary also can roll over the deceased owner’s IRA, tax-deferred annuity or qualified plan to an inherited IRA in a trustee-to-trustee transfer, subject to the after death required minimum distribution rules. In addition, certain declared federal disaster relief or military service provisions may supplement this information.
An IRA is nonforfeitable and generally cannot be transferred.
Roth IRA If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $7,000 for 2024 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. Currently, the limit on IRA catch-up contributions is $1,000 (not indexed) for individuals who are age 50 or over. Effective for taxable years beginning after December 31, 2023, the catch-up limit may be increased to reflect cost of living increases. For tax year 2024, the maximum contribution is phased out at an adjusted gross income (“AGI”) of between $146,000 and $161,000 for single filers, between $230,000 and $240,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.
An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan), and employer plans may be rolled over or converted to a Roth IRA. The one-rollover-per year rule discussed above applies to Roth IRAs. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty. Beginning in 2024, individuals may make a tax-free rollover no more than $35,000 (lifetime limit) from a 529 plan into a Roth IRA. Rollovers must be made by a direct trustee-to–trustee transfer from a qualified tuition program into a Roth IRA that has been open at least 15 years prior to the rollover. Rollover amounts subject may not exceed annual Roth IRA contribution limits.
Non-Tax Qualified Contract There are no federal tax limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse, as defined under federal tax law, is not subject to any distribution requirements.
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Taxation of Contract Benefits  For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code. If, for example, you elect to withdraw your advisory fee from Contract Value, the advisory fee may be taxable as ordinary income.
IRAs As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.
Where nondeductible contributions are made to individual retirement annuities, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains the “applicable age”, a 25% penalty may be imposed on payments made from individual retirement annuities to the extent the payments are less than certain required minimum amounts, but is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. (See “Minimum Distribution Requirements.”) With certain limited exceptions, benefits from individual retirement annuity contracts are subject to the tax-free roll-over provisions of the Code.
A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction disqualifies the individual retirement annuity and results in taxable income equal to the Contract Value.
Roth IRAs Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59½, or a distribution made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase (up to the specified limit). A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.
A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.
A regular contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.
Nonqualified Contracts If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year. Effective December 29, 2022, a distribution to a terminally ill individual is not subject to the additional tax on early distributions, as certified by a physician.
For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.
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One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.
A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.
We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption.
Premature Withdrawals A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, death, after age 59½ and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions listed herein. You should consult a tax adviser with regard to exceptions from the penalty tax.
Required Minimum Distributions  Qualified Contracts are subject to required minimum distribution (RMD) rules that govern the timing and amount of distributions. There is a 25% excise tax on any shortfall to taking the full RMD for a year, which is reduced to 10% if the shortfall is corrected within two years.
For IRAs, RMDs must begin by an individual’s “applicable age.” For most other Qualified Contracts, distributions generally must begin by the later of the individual’s applicable age or retirement. For individuals who reached age 70 ½ before January 1, 2020, the applicable age is 70 1/2. For individuals who reach age 72 before January 1, 2023, the applicable age is 72. For individuals who reach age 72 after January 31, 2022 and reach age 73 before 2033, the applicable age is 73. If an individual reaches age 74 after 2032, the applicable age is 75. For Roth IRAs or accounts, no RMDs are required during the individual’s lifetime.
RMDs rules also apply after death. Under recent changes to the law, most beneficiaries must take distributions within ten years. Certain “eligible designated beneficiaries” are permitted to take distributions over life or life expectancy. Eligible designated beneficiaries include spouses, disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. There are additional rules for situations where there is no designated beneficiaries or the beneficiary is a trust.
The details of the RMD rules are extremely complex. Consult a tax adviser for additional information.
Withholding Distributions are generally subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not to not have tax withheld from distributions.
Definition of Spouse under Federal Law The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Annuity Purchases by Residents of Puerto Rico The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is a U.S.-source income that is generally subject to United States Federal income tax.
Annuity Purchases by Nonresident Aliens and Foreign Corporations The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding
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may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Taxation of Northwestern Mutual
We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Charges.”)
Other Considerations
A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.
You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.
Contract Owner Services
While the following services are generally available under the Contract, not all of them may be available to Owners of Contracts held in the Fee-Based Program in which you participate. For more information, contact your Investment Professional.
Electronic Funds Transfer (“EFT”) Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.
A program of regular investing cannot assure a profit or protect against loss in a declining market.
Automatic Required Minimum Distributions (“RMD”) For IRAs, you can arrange for annual required minimum distributions to be sent to you automatically once you turn the "applicable age". If you attain (1) age 70½ before 2020, the applicable age is 70½; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
Substitution of Portfolio Shares and Other Changes When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.
Owner Inquiries and Instructions Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.
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The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.
Householding To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.
Additional Information
The Distributor  We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934, an investment adviser registered with the SEC, and is a member of the Financial Industry Regulatory Authority (FINRA) and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-3800 or visiting its website at www.SIPC.org. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.
Although NMIS does not receive commissions on the sales of Contracts, it does receive fees for investment advice and other services provided to Contract Owners. The fees are based in part on the value of Contract assets held for their benefit by NMIS. The Contracts are offered to purchasers who pay periodic asset-based fees to an affiliated investment adviser such as NMIS (which is also a registered investment adviser) or our limited purpose federal savings bank (the Northwestern Mutual Wealth Management Company (“NMWMC”)) for providing investment advice and other services to Owners. For more information, you may obtain a Northwestern Mutual Signature Annuities Disclosure Brochure from your Investment Professional.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. The individual NMIS or NMWMC Representative who recommends the Northwestern Mutual Signature Annuities advisory program to a client will receive a portion of the asset-based fee paid by the client. The amount of the compensation that a NMIS or NMWMC Representative may receive for recommending the Signature Annuities program may be more than what the individual would receive if the client paid separately for investment advice, brokerage, and other services.
NMIS and the Northwestern Mutual Wealth Management Company (“NMWMC”) use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of investments such as mutual funds in brokerage accounts or advisory accounts. The grid also determines what portion of the asset-based fee paid by the client the individual NMIS or NMWMC Representative will receive. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 35% and 95% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement for the following year. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.
Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives
Account A (Fee Based) Prospectus

who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits.
Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.
Dividends This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.
We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.
Voting Rights As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plans, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received, as well as shares of the fund that the insurer itself owns, in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Contract Owners.
Internal Annuity Exchanges As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period. Cumulative premium and guaranteed minimum death benefits are affected by an Internal Annuity Exchange. These values are transferred from the source contract to the receiving contract proportionally, relative to the amount of the contract that was exchanged before the application of any withdrawal charges. For exchanges from a fixed contract to a variable annuity contract, the guaranteed minimum death benefit is determined by the cumulative premium amount transferred. Internal Annuity Exchanges, as described above, are not available in all states.
Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.
Account A (Fee Based) Prospectus

It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract or a front-load variable annuity contract.
Speculative Investing Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.
Legal Proceedings Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.
Account A (Fee Based) Prospectus

Appendix A—Portfolios Available under Your Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. In addition to the Portfolios listed below, the Contract also offers fixed options (see “Other Benefits Available Under the Contract - Fixed Options” above), subject to restrictions, which can earn interest for specified periods at declared rates.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.43%	49.69%	13.38%	10.82%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	50.99%	17.78%	14.56%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.44%[1]	25.78%	15.50%	10.57%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.70%[1]	20.61%	10.94%	9.17%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	26.04%	15.45%	11.80%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	3.80%	10.57%	7.80%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	3.71%	8.48%	8.07%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	9.68%	11.32%	7.96%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.54%[1]	14.96%	10.00%	7.05%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.25%[1]	16.15%	12.34%	8.99%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	6.26%	11.21%	8.93%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.57%	18.36%	9.80%	7.68%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.28%	15.76%	10.66%	8.29%
Account A (Fee Based) Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.88%[1]	13.85%	9.43%	6.73%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.62%	20.77%	11.33%	5.99%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.72%[1]	12.95%	8.82%	4.42%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	16.09%	4.47%	1.68%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.91%[1]	6.91%	3.13%	1.44%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%[1]	4.83%	1.68%	1.07%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.39%	5.26%	1.80%	1.44%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	6.19%	1.41%	1.94%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.16%[1]	3.33%	-1.76%	1.81%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.44%[1]	3.90%	2.86%	2.06%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	13.24%	5.33%	4.42%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.73%[1]	9.71%	2.34%	3.02%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	13.07%	6.73%	5.34%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.58%[1]	15.24%	8.28%	6.26%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[4]	Fidelity Management & Research Company LLC (FMR)[5]	0.57%	15.08%	12.45%	8.12%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[4]	FMR/FMR Co., Inc.[5]	0.56%	33.45%	16.65%	11.61%
Account A (Fee Based) Prospectus

Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[6]	Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Long-term growth of capital	U.S. Strategic Equity Fund[7]	Russell Investment Management LLC (RIM)[8]	0.93%[1]	26.29%	14.19%	10.23%
Long-term growth of capital	U.S. Small Cap Equity Fund[7]	RIM[8]	1.16%[1]	13.61%	10.75%	6.60%
Current income and long- term growth of capital	Global Real Estate Securities Fund[7]	RIM[8]	0.90%	10.55%	3.50%	4.02%
Long-term growth of capital	International Developed Markets Fund[7]	RIM[8]	1.03%[1]	16.26%	7.46%	3.94%
Provide total return	Strategic Bond Fund[7]	RIM[8]	0.67%	4.02%	0.72%	1.49%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[7]	RIM[8]	0.86%[1]	11.32%	4.00%	3.51%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[7]	RIM[8]	0.91%[1]	14.52%	6.30%	4.68%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[7]	RIM[8]	1.00%[1]	17.96%	8.25%	5.69%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[7]	RIM[8]	1.03%[1]	19.52%	8.88%	6.03%
Total return	Commodity Return Strategy Portfolio – Class 2[9]	Credit Suisse Asset Management, LLC	0.78%	-8.90%	N/A	16.48%
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC (MSA), our wholly-owned company, serves as investment adviser.
3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
5
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
6
A series of Neuberger Berman Advisers Management Trust.
7
A series of Russell Investment Funds.
8
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
9
A series of Credit Suisse Trust.
Account A (Fee Based) Prospectus

Appendix B—State Variations
This Appendix contains important state-specific variations for Contracts issued in the states as noted below. The prospectus provides a general description of the Contract (and any endorsements) but your state of issue may provide different features from, and impose different costs than, those described in the body of the prospectus. Please see your Contract for specific details.
State	Policy Feature/Benefit/Cost	Variation
Alabama	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Alaska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Arizona	Right to Return	If the Contract is replacing an existing annuity contract, or if the Owner is sixty-five (65) years of age or older on the issue date, it may be returned within thirty (30) days after it was received.
California	Right to Return	If the Owner is sixty (60) years of age or older on the issue date, the Contract may be returned within thirty (30) days after it was received.
Colorado	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Connecticut	Right to Return	The amount of the refund will be the amount of the Purchase Payments paid.
Florida	Right to Return
The Contract may be returned within twenty-one (21) days after it was received. The amount of the refund will be the cash surrender value provided in the Contract plus any fees or charges deducted from the premiums.

Maturity Benefit
The Maturity Date may be changed upon request. The Contract may be annuitized at any time after twelve (12) months following the issue date.
The latest Maturity Date is the Contract anniversary nearest the
Annuitant’s 98th birthday.

	Deferment of Benefit Payments	If payment of contract values of the Separate Account Divisions is deferred, interest will be paid at an annual effective interest rate in accordance with Florida law.
Georgia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Hawaii	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Idaho	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Illinois	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Indiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Iowa	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Kentucky	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Louisiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Maine	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account A (Fee Based) Prospectus

Maryland	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Massachusetts	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Michigan	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Minnesota	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Mississippi	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Missouri	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Montana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nebraska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nevada	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Hampshire	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Jersey	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Mexico	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New York	Guaranteed Accounts	The Guaranteed Interest Fund is not available for investment.
	Maturity Benefit	The latest Maturity Date is the contract anniversary nearest the Annuitant’s 98th birthday.
	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Right to Return
You may generally return the Policy for a refund within 10 days for any reason or sixty (60) days for replacements after you receive it by returning the Policy to us at our Home Office or to your Financial
Representative. The amount of your refund will equal the sum of (a) the difference between the Purchase Payments paid and the amounts, if any, allocated to the Separate Account plus (b) the value of the Accumulation
Units of the Separate Account on the effective date of return.

Termination of Contract
The Company may terminate the Contract and pay the Owner the
Accumulation Value of the Contract with no further obligations if, prior to the Maturity Date, no Purchase Payments have been paid for three (3)
full years and both the Accumulation Value of the Contract and the total
Purchase Payments paid (less withdrawals) are each less than the minimum Accumulation Value required.

North Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
North Dakota	Right to Return	The Contract may be returned within twenty (20) days after it was received.
Ohio	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account A (Fee Based) Prospectus

Oklahoma	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Oregon	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Pennsylvania	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Rhode Island	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
South Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
South Dakota	Incontestability	While the Contract is contestable, the Company may rescind the Contract or deny a claim under the Disability Waiver of Purchase Payment Benefit on the basis of a misstatement in the application.
Tennessee	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Texas	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Utah	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Vermont	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Washington	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
West Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wisconsin	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wyoming	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account A (Fee Based) Prospectus

Additional Information
Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.nmprospectus.com. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will notify you by mail that reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest are available online. More information about the Contract and NML Variable Annuity Account A (the “Separate Account”) is included in the SAI dated May 1, 2024. The SAI is incorporated by reference in this prospectus and is available free of charge at www.nmprospectus.com.
To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T10, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You can also request a copy of the SAI by calling us at (866) 910-1232 free of charge.
Information about the Separate Account (including the SAI) is available on the SEC’s internet site at www.sec.gov, or may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier: C000034305
Account A (Fee Based) Prospectus

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2024
Individual Flexible Payment Variable Annuity (Fee Based)
An individual flexible payment variable annuity contract (the “Contract”) for Individual Retirement Annuities (“IRAs”), Roth IRAs and Non-Tax Qualified Annuities and Non Qualified Plans offered to purchasers who pay periodic fees for brokerage/advisory services instead of sales charges.
Issued by The Northwestern Mutual Life Insurance Company
and
NML Variable Annuity Account A

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI.

A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T10, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACT
Northwestern Mutual Investment Services, LLC (“NMIS”) is the distributor of the Contract and is considered the principal underwriter of the Contract. NMIS is a wholly-owned company of Northwestern Mutual. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS may enter into selling agreements with other affiliated and unaffiliated broker-dealers to distribute the Contract. The offering is continuous.
DETERMINATION OF ANNUITY PAYMENTS
The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”
Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.
Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.
The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.
Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.
The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.
(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000
(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000
(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000
(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90
(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00
(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000
(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33
The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.
However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to$1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.
For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.
VALUATION OF ASSETS OF THE ACCOUNT
The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.
TRANSFERABILITY RESTRICTIONS
Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code of 1986, as amended, cannot be transferred except in limited circumstances involving divorce.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023, and the financial statements of NML Variable Annuity Account A as of December 31, 2023 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2023

Northwestern Mutual Variable Annuity Account A

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of NML Variable Annuity Account A indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of NML Variable Annuity Account A as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of NML Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of NML Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 25, 2024

We have served as the auditor of one or more of the divisions of NML Variable Annuity Account A since 1968.

Northwestern Mutual Variable Annuity Account A

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account A

December 31, 2023 (in thousands, except accumulation unit values)

		Focused	Large Cap
	Growth Stock	Appreciation	Core Stock	Large Cap	Index 500
	Division	Division	Division	Blend Division	Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$17,536	$42,583	$10,261	$2,413	$169,370
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	17,536	42,583	10,261	2,413	169,370

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	-	2	-	318
Due to Participants	6	75	25	-	314
Total Liabilities	7	75	27		632

Total Net Assets	$17,529	$42,508	$10,234	$2,413	$168,738

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$101	$103	$29	$34	$4,013
Annuity Reserves	2	2	1	-	142
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	2,129	2,606	1,049	518	16,287
Annuity Reserves	77	51	29	-	204
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	59	16	110	-	454
Annuity Reserves	5	-	4	-	28
Back Load Version
Accumulation Units (5)	1,663	1,186	1,139	47	7,050
Annuity Reserves	-	-	-	-	2
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	63	537	478	33	2,820
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	651	1,767	398	253	3,578
Class B Accumulation Units (8)	265	1,016	226	136	2,552
Annuity Reserves	-	-	-	-	8
On or After October 16, 2006-Fee Based Version
Accumulation Units (9)	12,490	34,759	6,751	1,392	129,850
Annuity Reserves	24	465	20	-	1,750
Total Net Assets	$17,529	$42,508	$10,234	$2,413	$168,738

(1) Investments, at cost	$17,356	$36,577	$10,308	$2,412	$124,778
Mutual Fund Shares Held	5,736	11,015	6,193	2,033	21,488
(2) Accumulation Unit Value	$11.177721	$10.133769	$8.209221	$2.542625	$20.863010
Units Outstanding	9	10	4	13	192
(3) Accumulation Unit Value	$9.636073	$9.138455	$7.076895	$2.339162	$17.684012
Units Outstanding	221	285	148	222	921
(4) Accumulation Unit Value	$11.358893	$10.886727	$8.339515	$2.694074	$14.062681
Units Outstanding	5	2	13	-	32
(5) Accumulation Unit Value	$9.636073	$9.138455	$7.076895	$2.339162	$17.684012
Units Outstanding	173	130	161	20	399
(6) Accumulation Unit Value	$3.617380	$10.666972	$3.210284	$2.650169	$4.296850
Units Outstanding	17	50	149	13	656
(7) Accumulation Unit Value	$3.617380	$10.666972	$3.210284	$2.650169	$4.296850
Units Outstanding	180	166	124	96	833
(8) Accumulation Unit Value	$9.636073	$9.138455	$7.076895	$2.339162	$17.684012
Units Outstanding	27	111	32	58	144
(9) Accumulation Unit Value	$3.819180	$11.002409	$3.528028	$2.717065	$4.576447
Units Outstanding	3,272	3,161	1,913	512	28,373

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account A

December 31, 2023 (in thousands, except accumulation unit values)

	Large			Mid Cap
	Company	Domestic	Equity Income	Growth Stock	Index 400
	Value Division	Equity Division	Division	Division	Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$10,074	$33,020	$40,852	$17,746	$51,704
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	10,074	33,020	40,852	17,746	51,704

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	51	-	-	167
Due to Participants	-	149	43	16	140
Total Liabilities	-	200	43	16	307

Total Net Assets	$10,074	$32,820	$40,809	$17,730	$51,397

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$36	$38	$67	$87	$89
Annuity Reserves	1	1	1	2	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	700	2,216	2,077	7,539	3,782
Annuity Reserves	-	24	49	43	80
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	-	103	7	123	106
Annuity Reserves	-	-	-	20	27
Back Load Version
Accumulation Units (5)	268	955	329	3,480	1,214
Annuity Reserves	-	-	-	2	3
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	129	470	585	84	796
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	304	1,562	1,340	445	1,108
Class B Accumulation Units (8)	154	1,017	571	159	1,005
Annuity Reserves	-	-	-	-	-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	8,353	26,179	35,393	5,736	42,795
Annuity Reserves	129	255	390	10	392
Total Net Assets	$10,074	$32,820	$40,809	$17,730	$51,397

(1) Investments, at cost	$11,733	$33,846	$40,971	$18,437	$47,413
Mutual Fund Shares Held	12,561	20,886	24,684	5,706	23,871
(2) Accumulation Unit Value	$2.294718	$3.702226	$4.681448	$15.438308	$7.837250
Units Outstanding	16	10	14	6	11
(3) Accumulation Unit Value	$2.110942	$3.309530	$4.221684	$13.085075	$6.927170
Units Outstanding	331	670	492	576	546
(4) Accumulation Unit Value	$2.431429	$4.001757	$5.029378	$7.893443	$8.537492
Units Outstanding	-	26	1	16	12
(5) Accumulation Unit Value	$2.110942	$3.309530	$4.221684	$13.085075	$6.927170
Units Outstanding	127	288	78	266	175
(6) Accumulation Unit Value	$2.391647	$3.914264	$4.927997	$2.472163	$6.579178
Units Outstanding	54	120	119	34	121
(7) Accumulation Unit Value	$2.391647	$3.914264	$4.927997	$2.472163	$6.579178
Units Outstanding	127	399	272	180	168
(8) Accumulation Unit Value	$2.110942	$3.309530	$4.221684	$13.085075	$6.927170
Units Outstanding	73	307	135	12	145
(9) Accumulation Unit Value	$2.452177	$4.047886	$5.082904	$2.606006	$7.009238
Units Outstanding	3,407	6,467	6,963	2,202	6,105

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account A

December 31, 2023 (in thousands, except accumulation unit values)

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$20,662	$10,562	$24,955	$12,320	$44,737
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	20,662	10,562	24,955	12,320	44,737

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	111	1	1	-
Due to Participants	24	1	59	11	122
Total Liabilities	24	112	60	12	122

Total Net Assets	$20,638	$10,450	$24,895	$12,308	$44,615

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$37	$49	$34	$98	$27
Annuity Reserves	-	1	-	-	1
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	1,149	1,711	1,036	1,201	1,809
Annuity Reserves	15	43	7	6	43
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	64	38	40	11	64
Annuity Reserves	-	-	-	-	-
Back Load Version
Accumulation Units (5)	438	1,093	420	284	502
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	323	260	389	272	864
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	792	657	424	1,200	892
Class B Accumulation Units (8)	613	360	600	478	729
Annuity Reserves	9	-	-	1	-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	17,020	6,203	21,785	8,563	39,465
Annuity Reserves	178	35	160	194	219
Total Net Assets	$20,638	$10,450	$24,895	$12,308	$44,615

(1) Investments, at cost	$22,165	$12,008	$22,947	$12,694	$40,206
Mutual Fund Shares Held	13,961	4,713	16,353	6,447	23,497
(2) Accumulation Unit Value	$5.557203	$7.629111	$3.278176	$5.523395	$3.103283
Units Outstanding	7	6	11	18	9
(3) Accumulation Unit Value	$5.011387	$6.743158	$3.015727	$4.937325	$2.774095
Units Outstanding	229	254	343	243	652
(4) Accumulation Unit Value	$5.970211	$8.311045	$3.473397	$5.969976	$3.354244
Units Outstanding	11	5	11	2	19
(5) Accumulation Unit Value	$5.011387	$6.743158	$3.015727	$4.937325	$2.774095
Units Outstanding	87	162	139	58	181
(6) Accumulation Unit Value	$5.849864	$3.724520	$3.416824	$5.839353	$3.280984
Units Outstanding	55	70	114	47	263
(7) Accumulation Unit Value	$5.849864	$3.724520	$3.416824	$5.839353	$3.280984
Units Outstanding	135	176	124	206	272
(8) Accumulation Unit Value	$5.011387	$6.743158	$3.015727	$4.937325	$2.774095
Units Outstanding	122	53	199	97	263
(9) Accumulation Unit Value	$6.033638	$3.753666	$3.503202	$6.038713	$3.392961
Units Outstanding	2,822	1,654	6,220	1,416	11,632

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account A

December 31, 2023 (in thousands, except accumulation unit values)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$44,581	$81,873	$62,707	$29,809	$45,702
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	1	-	-
Total Assets	44,582	81,873	62,708	29,809	45,702

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	1	-	519	57
Due to Participants	115	167	146	54	35
Total Liabilities	115	168	146	573	92

Total Net Assets	$44,467	$81,705	$62,562	$29,236	$45,610

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$32	$98	$38	$117	$26
Annuity Reserves	1	1	1	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	751	5,496	1,563	3,695	3,155
Annuity Reserves	12	74	13	22	15
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	59	171	68	3	44
Annuity Reserves	-	3	-	-	-
Back Load Version
Accumulation Units (5)	593	1,658	550	468	269
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	596	964	543	75	210
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	685	1,820	753	1,148	485
Class B Accumulation Units (8)	708	1,122	741	682	208
Annuity Reserves	-	4	-	3	40
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	40,483	69,774	57,726	22,839	40,788
Annuity Reserves	547	520	566	184	370
Total Net Assets	$44,467	$81,705	$62,562	$29,236	$45,610

(1) Investments, at cost	$42,693	$80,164	$65,443	$29,809	$46,717
Mutual Fund Shares Held	41,626	51,884	67,067	29,809	44,762
(2) Accumulation Unit Value	$1.488666	$5.098412	$1.098358	$3.506418	$1.236490
Units Outstanding	22	19	35	33	21
(3) Accumulation Unit Value	$1.369408	$4.373224	$1.010464	$2.842153	$1.137835
Units Outstanding	549	1,257	1,546	1,300	2,773
(4) Accumulation Unit Value	$1.577287	$4.581868	$1.163853	$1.738371	$1.310499
Units Outstanding	37	37	58	2	34
(5) Accumulation Unit Value	$1.369408	$4.373224	$1.010464	$2.842153	$1.137835
Units Outstanding	433	379	544	165	237
(6) Accumulation Unit Value	$1.551619	$2.297644	$1.144838	$1.331308	$1.289236
Units Outstanding	384	420	474	56	163
(7) Accumulation Unit Value	$1.551619	$2.297644	$1.144838	$1.331308	$1.289236
Units Outstanding	441	792	658	862	376
(8) Accumulation Unit Value	$1.369408	$4.373224	$1.010464	$2.842153	$1.137835
Units Outstanding	517	257	734	240	183
(9) Accumulation Unit Value	$1.590888	$2.332928	$1.173819	$1.360326	$1.321789
Units Outstanding	25,446	29,910	49,178	16,790	30,855

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account A

December 31, 2023 (in thousands, except accumulation unit values)

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$132,700	$12,268	$35,460	$56,160	$102,944
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	132,700	12,268	35,460	56,160	102,944

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	1	174	98	272
Due to Participants	487	-	65	82	648
Total Liabilities	487	1	239	180	920

Total Net Assets	$132,213	$12,267	$35,221	$55,980	$102,024

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$406	$17	$126	$64	$82
Annuity Reserves	2	1	-	-	2
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	5,985	480	786	1,475	2,515
Annuity Reserves	159	22	9	25	31
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	382	14	53	67	443
Annuity Reserves	2	-	-	3	-
Back Load Version
Accumulation Units (5)	1,460	42	475	427	971
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	1,612	107	416	388	855
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	2,644	181	488	690	913
Class B Accumulation Units (8)	1,496	89	312	454	775
Annuity Reserves	18	-	19	-	11
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	115,971	11,261	32,095	51,735	94,650
Annuity Reserves	2,076	53	442	652	776
Total Net Assets	$132,213	$12,267	$35,221	$55,980	$102,024

(1) Investments, at cost	$150,225	$17,951	$39,358	$59,251	$112,472
Mutual Fund Shares Held	120,199	18,729	34,228	83,820	105,692
(2) Accumulation Unit Value	$17.295207	$1.636798	$1.458911	$5.367002	$1.836551
Units Outstanding	23	10	87	12	45
(3) Accumulation Unit Value	$14.015061	$1.505808	$1.342162	$4.626815	$1.689587
Units Outstanding	427	319	586	319	1,489
(4) Accumulation Unit Value	$3.299799	$1.734339	$1.545842	$5.533247	$1.945894
Units Outstanding	116	8	34	12	228
(5) Accumulation Unit Value	$14.015061	$1.505808	$1.342162	$4.626815	$1.689587
Units Outstanding	104	28	354	92	575
(6) Accumulation Unit Value	$2.381775	$1.706024	$1.520611	$3.697826	$1.914204
Units Outstanding	677	63	273	105	447
(7) Accumulation Unit Value	$2.381775	$1.706024	$1.520611	$3.697826	$1.914204
Units Outstanding	1,110	106	321	187	477
(8) Accumulation Unit Value	$14.015061	$1.505808	$1.342162	$4.626815	$1.689587
Units Outstanding	107	59	233	98	459
(9) Accumulation Unit Value	$2.441293	$1.749188	$1.559115	$3.827743	$1.962612
Units Outstanding	47,505	6,438	20,585	13,514	48,223

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account A

December 31, 2023 (in thousands, except accumulation unit values)

		Asset		Fidelity VIP	AMT
	Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
	Division	Division	Cap Division	Division	Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$59,679	$3,530	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	22,801	46,832	-
Neuberger Berman Advisers Management Trust	-	-	-	-	15,943
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	59,679	3,530	22,801	46,832	15,943

Liabilities:
Due to Northwestern Mutual Life Insurance Company	114	-	1	57	-
Due to Participants	35	-	9	48	18
Total Liabilities	149		10	105	18

Total Net Assets	$59,530	$3,530	$22,791	$46,727	$15,925

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$1,915	$19	$85	$69	$2
Annuity Reserves	1,197	56	-	1	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	42,506	2,112	1,631	2,249	408
Annuity Reserves	1,605	87	39	20	33
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	1,096	121	17	69	34
Annuity Reserves	165	-	-	-	-
Back Load Version
Accumulation Units (5)	6,061	435	835	680	247
Annuity Reserves	5	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	467	14	660	654	250
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	2,586	478	1,161	1,449	575
Class B Accumulation Units (8)	1,718	208	536	1,168	471
Annuity Reserves	-	-	-	-	-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	209	-	17,507	39,698	13,701
Annuity Reserves	-	-	320	670	204
Total Net Assets	$59,530	$3,530	$22,791	$46,727	$15,925

(1) Investments, at cost	$65,022	$3,869	$21,363	$38,626	$12,952
Mutual Fund Shares Held	46,371	3,283	626	963	478
(2) Accumulation Unit Value	$20.855876	$3.024636	$7.438067	$3.909363	$3.372601
Units Outstanding	88	6	11	18	-	(a)
(3) Accumulation Unit Value	$16.903917	$2.703818	$6.707303	$3.596457	$3.102751
Units Outstanding	2,511	781	243	625	132
(4) Accumulation Unit Value	$5.899630	$3.269246	$7.990794	$4.142053	$3.573646
Units Outstanding	186	37	2	17	9
(5) Accumulation Unit Value	$16.903917	$2.703818	$6.707303	$3.596457	$3.102751
Units Outstanding	359	161	124	189	80
(6) Accumulation Unit Value	$2.665184	$3.197825	$7.829605	$4.074699	$3.515163
Units Outstanding	175	4	84	160	71
(7) Accumulation Unit Value	$2.665184	$3.197825	$7.829605	$4.074699	$3.515163
Units Outstanding	970	149	148	356	163
(8) Accumulation Unit Value	$16.903917	$2.703818	$6.707303	$3.596457	$3.102751
Units Outstanding	102	77	80	325	152
(9) Accumulation Unit Value	$2.779162	$3.307023	$8.075593	$4.177703	$3.604127
Units Outstanding	75	1	2,170	9,503	3,802
(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account A

December 31, 2023 (in thousands, except accumulation unit values)

			International Developed		Global Real Estate
	U.S. Strategic	U.S. Small Cap	Markets	Strategic Bond	Securities
	Equity Division	Equity Division	Division	Division	Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	12,102	4,054	18,609	66,419	47,934
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	12,102	4,054	18,609	66,419	47,934

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	186	2
Due to Participants	3	-	22	87	61
Total Liabilities	3		22	273	63

Total Net Assets	$12,099	$4,054	$18,587	$66,146	$47,871

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$-	$3	$3	$38	$43
Annuity Reserves	-	-	1	2	1
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	266	967	386	1,602	1,727
Annuity Reserves	54	-	6	26	58
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	-	-	15	81	71
Annuity Reserves	-	-	3	-	2
Back Load Version
Accumulation Units (5)	387	371	126	713	884
Annuity Reserves	-	-	-	-	-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	21	-	28	781	619
Annuity Reserves	-	-	-	-	-
Back Load Version
Class A Accumulation Units (7)	579	690	281	1,030	1,372
Class B Accumulation Units (8)	92	141	154	684	861
Annuity Reserves	-	-	-	-	1
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	10,613	1,851	17,445	60,336	41,767
Annuity Reserves	87	31	139	853	465
Total Net Assets	$12,099	$4,054	$18,587	$66,146	$47,871

(1) Investments, at cost	$10,355	$3,889	$17,169	$76,625	$50,559
Mutual Fund Shares Held	632	288	1,547	7,522	3,580
(2) Accumulation Unit Value	$3.560922	$4.208084	$2.277979	$2.127979	$4.800421
Units Outstanding	-	1	2	18	9
(3) Accumulation Unit Value	$3.147366	$3.719374	$2.013421	$1.880914	$4.242859
Units Outstanding	84	260	192	851	407
(4) Accumulation Unit Value	$3.878984	$4.584126	$2.481552	$2.318140	$5.229401
Units Outstanding	-	-	6	35	14
(5) Accumulation Unit Value	$3.147366	$3.719374	$2.013421	$1.880914	$4.242859
Units Outstanding	123	100	62	379	208
(6) Accumulation Unit Value	$3.559092	$3.809809	$1.937211	$2.248160	$5.411807
Units Outstanding	6	-	15	347	114
(7) Accumulation Unit Value	$3.559092	$3.809809	$1.937211	$2.248160	$5.411807
Units Outstanding	163	181	145	458	253
(8) Accumulation Unit Value	$3.147366	$3.719374	$2.013421	$1.880914	$4.242859
Units Outstanding	29	38	76	363	203
(9) Accumulation Unit Value	$3.833544	$4.064373	$2.111693	$2.293080	$5.125359
Units Outstanding	2,768	455	8,261	26,313	8,150

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account A

December 31, 2023 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-		$-
Fidelity Variable Insurance Products Fund	-	-	-	-		-
Neuberger Berman Advisers Management Trust	-	-	-	-		-
Russell Investment Funds	1,228	665	326	69		-
Credit Suisse Trust	-	-	-	-		43,719
Due from Northwestern Mutual Life Insurance Company	3	-	-	-		1
Total Assets	1,231	665	326	69		43,720

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-		-
Due to Participants	-	-	-	-		63
Total Liabilities	-	-	-	-		63

Total Net Assets	$1,231	$665	$326	$69		$43,657

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$-	$53	$-	$-		$34
Annuity Reserves	-	-	-	-		1
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	349	231	60	9		754
Annuity Reserves	-	16	-	-		12
On or After March 31, 1995 and Prior to March 31, 2000
Front Load Version
Accumulation Units (4)	-	-	-	-		52
Annuity Reserves	-	-	-	-		-
Back Load Version
Accumulation Units (5)	65	102	-	-		337
Annuity Reserves	-	-	-	-		-
On or After March 31, 2000
Front Load Version
Accumulation Units (6)	39	-	-	-		413
Annuity Reserves	-	-	-	-		-
Back Load Version
Class A Accumulation Units (7)	756	108	163	12		410
Class B Accumulation Units (8)	21	155	103	48		500
Annuity Reserves	-	-	-	-		-
On or After October 16, 2006 - Fee Based Version
Accumulation Units (9)	1	-	-	-		40,702
Annuity Reserves	-	-	-	-		442
Total Net Assets	$1,231	$665	$326	$69		$43,657

(1) Investments, at cost	$1,297	$687	$326	$63		$52,770
Mutual Fund Shares Held	132	72	34	8		2,462
(2) Accumulation Unit Value	$1.690822	$1.847739	$1.933451	$1.860713		$5.770842
Units Outstanding	-	29	-	-		6
(3) Accumulation Unit Value	$1.555433	$1.699794	$1.778682	$1.711777		$5.416250
Units Outstanding	225	136	34	5		139
(4) Accumulation Unit Value	$1.791518	$1.957769	$2.048715	$1.971664		$6.030258
Units Outstanding	-	-	-	-		9
(5) Accumulation Unit Value	$1.555433	$1.699794	$1.778682	$1.711777		$5.416250
Units Outstanding	42	60	-	-	(a)	62
(6) Accumulation Unit Value	$1.762257	$1.925878	$2.015213	$1.939484		$5.955360
Units Outstanding	22	-	-	-		69
(7) Accumulation Unit Value	$1.762257	$1.925878	$2.015213	$1.939484		$5.955360
Units Outstanding	429	56	81	6		69
(8) Accumulation Unit Value	$1.555433	$1.699794	$1.778682	$1.711777		$5.416250
Units Outstanding	14	90	58	28		92
(9) Accumulation Unit Value	$1.806818	$1.974562	$2.066219	$1.988514		$6.069481
Units Outstanding	-	-	-	-		6,705
(a)	Amount is less than 500

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Northwestern Mutual Variable Annuity Account A

For the Year Ended December 31, 2023 (in thousands)

		Focused
	Growth Stock	Appreciation	Large Cap Core	Large Cap	Index 500
	Division	Division	Stock Division	Blend Division	Stock Division
Income:
Dividend income	$7	$-	$102	$19	$2,063
Expenses:
Mortality and expense risk charges	95	175	55	14	798
Net investment income (loss)	(88)	(175)	47	5	1,265

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(610)	1,461	141	(13)	7,226
Realized gain distribution	-	2,483	793	186	1,102
Realized gains (losses)	(610)	3,944	934	173	8,328

Change in unrealized appreciation/(depreciation) of investments during the period	7,005	10,882	967	218	25,427

Net increase (decrease) in net assets resulting from operations	$6,307	$14,651	$1,948	$396	$35,020

	Large			Mid Cap
	Company Value	Domestic	Equity Income	Growth Stock	Index 400
	Division	Equity Division	Division	Division	Stock Division
Income:
Dividend income	$338	$614	$950	$45	$601
Expenses:
Mortality and expense risk charges	46	159	165	165	217
Net investment income (loss)	292	455	785	(120)	384

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(177)	(339)	66	(669)	237
Realized gain distribution	1,269	1,489	3,204	-	1,906
Realized gains (losses)	1,092	1,150	3,270	(669)	2,143

Change in unrealized appreciation/(depreciation) of investments during the period	(1,056)	(729)	(560)	2,980	4,584

Net increase (decrease) in net assets resulting from operations	$328	$876	$3,495	$2,191	$7,111

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Income:
Dividend income	$507	$3 $	243	$59	$364
Expenses:
Mortality and expense risk charges	97	64	99	60	176
Net investment income (loss)	410	(61)	144	(1)	188
Realized gain (loss) on investments:

Realized gain (loss) on sale of fund shares	(477)	(373)	68	(606)	993
Realized gain distribution	2,651	-	932	768	906
Realized gains (losses)	2,174	(373)	1,000	162	1,899

Change in unrealized appreciation/(depreciation) of investments during the period	(1,532)	2,044	2,221	1,274	5,515

Net increase (decrease) in net assets resulting from operations	$1,052	$1,610	$3,365	$1,435	$7,602

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Northwestern Mutual Variable Annuity Account A

For the Year Ended December 31, 2023 (in thousands)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Income:
Dividend income	$737	$2,368	$1,313	$1,366	$932
Expenses:
Mortality and expense risk charges	172	351	241	142	198
Net investment income (loss)	565	2,017	1,072	1,224	734

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	547	(1,312)	(370)	-	(191)
Realized gain distribution	832	-	-	-	-
Realized gains (losses)	1,379	(1,312)	(370)	-	(191)

Change in unrealized appreciation/(depreciation) of investments during the period	3,047	10,527	3,128	-	1,640

Net increase (decrease) in net assets resulting from operations	$4,991	$11,232	$3,830	$1,224	$2,183

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Income:
Dividend income	$3,396	$278	$1,772	$3,004	$2,466
Expenses:
Mortality and expense risk charges	543	46	145	202	380
Net investment income (loss)	2,853	232	1,627	2,802	2,086

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,011)	(1,348)	(234)	(489)	(765)
Realized gain distribution	-	-	-	-	-
Realized gains (losses)	(2,011)	(1,348)	(234)	(489)	(765)

Change in unrealized appreciation/(depreciation) of investments during the period	6,443	1,480	(144)	3,872	7,405

Net increase (decrease) in net assets resulting from operations	$7,285	$364	$1,249	$6,185	$8,726

		Asset		Fidelity VIP	AMT
	Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
	Division	Division	Cap Division	Division	Equity Division
Income:
Dividend income	$1,206	$68	$129	$208	$49
Expenses:
Mortality and expense risk charges	696	38	107	192	62
Net investment income (loss)	510	30	22	16	(13)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,125)	(30)	246	1,541	329
Realized gain distribution	2.256	202	593	1.520	232
Realized gains (losses)	1,131	172	839	3,061	561

Change in unrealized appreciation/(depreciation) of investments during the period	5,004	256	2,115	9,130	2,840

Net increase (decrease) in net assets resulting from operations	$6,645	$458	$2,976	$12,207	$3,388

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Northwestern Mutual Variable Annuity Account A

For the Year Ended December 31, 2023 (in thousands)

			International
	U.S. Strategic	U.S. Small Cap	Developed	Strategic Bond
	Equity Division	Equity Division	Markets Division	Division
Income:
Dividend income	$90	27	$231	$1,916
Expenses
Mortality and expense risk charges	48	27	70	266
Net investment income (loss)	42	-	161	1,650

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	(69)	(14)	(1,666)
Realized gain distribution	251	26	107	-
Realized gains (losses)	241	(43)	93	(1,666)

Change in unrealized appreciation/(depreciation) of investments during the period	2,359	522	2,423	2,321

Net increase (decrease) in net assets resulting from operations	$2,642	$479	$2,677	$2,305

	Global Real	LifePoints		LifePoints
	Estate	Moderate	LifePoints	Growth
	Securities	Strategy	Balanced	Strategy
	Division	Division	Strategy Division	Division
Income:
Dividend income	$815	$19	$9	$3
Expenses:
Mortality and expense risk charges	193	10	7	3
Net investment income (loss)	622	9	2	-

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,050)	(26)	(12)	(1)
Realized gain distribution	-	-	1	3
Realized gains (losses)	(1,050)	(26)	(11)	2

Change in unrealized appreciation/(depreciation) of investments during the period	4,872	142	93	49

Net increase (decrease) in net assets resulting from operations	$4,444	$125	$84	$51

		Credit Suisse
	LifePoints	Trust
	Equity Growth	Commodity
	Strategy	Return Strategy
	Division	Division
Income:
Dividend income	$1	$9,501
Expenses:
Mortality and expense risk charges	1	178
Net investment income (loss)	-	9,323

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4)	(905)
Realized gain distribution	1	-
Realized gains (losses)	(3)	(905)

Change in unrealized appreciation/(depreciation) of investments during the period	15	(12,984)

Net increase (decrease) in net assets resulting from operations	$12	$(4,566)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$(88)	$(106)	$(175)	$(165)
Net realized gains (losses)	(610)	2,347	3,944	6,159
Net change in unrealized appreciation/(depreciation)	7,005	(10,981)	10,882	(18,134)
Net increase (decrease) in net assets resulting from operations	6,307	(8,740)	14,651	(12,140)

Contract Transactions:
Contract owners’ net payments	484	520	643	930
Annuity payments	(13)	(15)	(64)	(51)
Surrenders and other (net)	(2,665)	(2,183)	(3,085)	(4,048)
Transfers from other divisions or sponsor	2,045	7,890	16,299	21,177
Transfers to other divisions or sponsor	(2,072)	(6,841)	(15,083)	(21,632)
Net increase (decrease) in net assets resulting from contract transactions	(2,221)	(629)	(1,290)	(3,624)

Net increase (decrease) in net assets	4,086	(9,369)	13,361	(15,764)

Net Assets:
Beginning of period	13,443	22,812	29,147	44,911
End of period	$17,529	$13,443	$42,508	$29,147

Units issued during the period	669	2,763	1,840	2,959
Units redeemed during the period	(1,071)	(2,714)	(1,974)	(3,412)

Net units issued (redeemed) during period	(402)	49	(134)	(453)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$47	$9	$5	$(1)
Net realized gains (losses)	934	1,873	173	158
Net change in unrealized appreciation/(depreciation)	967	(4,125)	218	(426)
Net increase (decrease) in net assets resulting from operations	1,948	(2,243)	396	(269)

Contract Transactions:
Contract owners’ net payments	181	118	70	46
Annuity payments	(6)	(6)	(8)	(2)
Surrenders and other (net)	(1,116)	(1,196)	(123)	(75)
Transfers from other divisions or sponsor	8,526	4,057	446	919
Transfers to other divisions or sponsor	(6,454)	(5,804)	(307)	(314)
Net increase (decrease) in net assets resulting from contract transactions	1,131	(2,831)	78	574

Net increase (decrease) in net assets	3,079	(5,074)	474	305

Net Assets:
Beginning of period	7,155	12,229	1,939	1,634
End of period	$10,234	$7,155	$2,413	$1,939

Units issued during the period	2,838	1,428	235	426
Units redeemed during the period	(2,369)	(2,211)	(198)	(183)

Net units issued (redeemed) during period	469	(783)	37	243

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,265	$1,026	$292	$285
Net realized gains (losses)	8,328	12,734	1,092	2,118
Net change in unrealized appreciation/(depreciation)	25,427	(46,207)	(1,056)	(2,557)
Net increase (decrease) in net assets resulting from operations	35,020	(32,447)	328	(154)

Contract Transactions:
Contract owners’ net payments	3,479	4,208	115	182
Annuity payments	(216)	(201)	(10)	(13)
Surrenders and other (net)	(13,576)	(10,753)	(873)	(1,057)
Transfers from other divisions or sponsor	45,277	74,745	2,676	6,150
Transfers to other divisions or sponsor	(40,418)	(71,028)	(2,487)	(6,178)
Net increase (decrease) in net assets resulting from contract transactions	(5,454)	(3,029)	(579)	(916)

Net increase (decrease) in net assets	29,566	(35,476)	(251)	(1,070)

Net Assets:
Beginning of period	139,172	174,648	10,325	11,395
End of period	$168,738	$139,172	$10,074	$10,325

Units issued during the period	10,805	19,162	1,251	3,022
Units redeemed during the period	(10,853)	(19,576)	(1,495)	(3,434)

Net units issued (redeemed) during period	(48)	(414)	(244)	(412)

	Domestic Equity Division		Equity Income Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$455	$472	$785	$634
Net realized gains (losses)	1,150	5,247	3,270	4,797
Net change in unrealized appreciation/(depreciation)	(729)	(6,874)	(560)	(7,105)
Net increase (decrease) in net assets resulting from operations	876	(1,155)	3,495	(1,674)

Contract Transactions:
Contract owners’ net payments	1,143	812	500	576
Annuity payments	(30)	(30)	(35)	(36)
Surrenders and other (net)	(3,294)	(2,646)	(2,703)	(2,624)
Transfers from other divisions or sponsor	16,267	31,617	8,572	26,523
Transfers to other divisions or sponsor	(19,006)	(30,330)	(8,327)	(24,431)
Net increase (decrease) in net assets resulting from contract transactions	(4,920)	(577)	(1,993)	8

Net increase (decrease) in net assets	(4,044)	(1,732)	1,502	(1,666)

Net Assets:
Beginning of period	36,864	38,596	39,307	40,973
End of period	$32,820	$36,864	$40,809	$39,307

Units issued during the period	4,824	8,978	2,024	6,178
Units redeemed during the period	(6,142)	(9,110)	(2,453)	(6,227)

Net units issued (redeemed) during period	(1,318)	(132)	(429)	(49)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$ (120)	$ (160)	$384	$282
Net realized gains (losses)	(669)	1,526	2,143	5,577
Net change in unrealized appreciation/(depreciation)	2,980	(7,490)	4,584	(13,379)
Net increase (decrease) in net assets resulting from operations	2,191	(6,124)	7,111	(7,520)

Contract Transactions:
Contract owners’ net payments	608	375	1,018	1,459
Annuity payments	(10)	(9)	(55)	(55)
Surrenders and other (net)	(2,468)	(2,349)	(3,777)	(4,128)
Transfers from other divisions or sponsor	4,282	4,843	15,545	27,945
Transfers to other divisions or sponsor	(4,426)	(4,787)	(12,036)	(29,265)
Net increase (decrease) in net assets resulting from contract transactions	(2,014)	(1,927)	695	(4,044)

Net increase (decrease) in net assets	177	(8,051)	7,806	(11,564)

Net Assets:
Beginning of period	17,553	25,604	43,591	55,155
End of period	$17,730	$17,553	$51,397	$43,591

Units issued during the period	1,639	1,855	2,688	4,864
Units redeemed during the period	(1,978)	(2,065)	(2,547)	(5,517)

Net units issued (redeemed) during period	(339)	(210)	141	(653)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$410	$333	$ (61)	$(71)
Net realized gains (losses)	2,174	3,670	(373)	1,495
Net change in unrealized appreciation/(depreciation)	(1,532)	(4,385)	2,044	(5,215)
Net increase (decrease) in net assets resulting from operations	1,052	(382)	1,610	(3,791)

Contract Transactions:
Contract owners’ net payments	558	463	279	354
Annuity payments	(20)	(18)	(6)	(6)
Surrenders and other (net)	(1,880)	(1,906)	(969)	(1,140)
Transfers from other divisions or sponsor	8,948	16,933	3,570	6,692
Transfers to other divisions or sponsor	(10,522)	(15,281)	(3,558)	(5,739)
Net increase (decrease) in net assets resulting from contract transactions	(2,916)	191	(684)	161

Net increase (decrease) in net assets	(1,864)	(191)	926	(3,630)

Net Assets:
Beginning of period	22,502	22,693	9,524	13,154
End of period	$20,638	$22,502	$10,450	$9,524

Units issued during the period	1,766	3,364	923	1,872
Units redeemed during the period	(2,298)	(3,341)	(1,061)	(1,751)

Net units issued (redeemed) during period	(532)	23	(138)	121

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$144	$122	$(1)	$(33)
Net realized gains (losses)	1,000	2,469	162	1,671
Net change in unrealized appreciation/(depreciation)	2,221	(7,032)	1,274	(4,404)
Net increase (decrease) in net assets resulting from operations	3,365	(4,441)	1,435	(2,766)

Contract Transactions:
Contract owners’ net payments	535	702	254	191
Annuity payments	(23)	(19)	(22)	(18)
Surrenders and other (net)	(2,057)	(1,653)	(1,051)	(1,118)
Transfers from other divisions or sponsor	10,591	12,790	3,456	9,247
Transfers to other divisions or sponsor	(8,720)	(13,010)	(3,918)	(7,982)
Net increase (decrease) in net assets resulting from contract transactions	326	(1,190)	(1,281)	320

Net increase (decrease) in net assets	3,691	(5,631)	154	(2,446)

Net Assets:
Beginning of period	21,204	26,835	12,154	14,600
End of period	$24,895	$21,204	$12,308	$12,154

Units issued during the period	3,742	4,506	748	1,831
Units redeemed during the period	(3,634)	(4,881)	(996)	(1,779)

Net units issued (redeemed) during period	108	(375)	(248)	52

	International Growth Division		Research International Core Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$188	$50	$565	$673
Net realized gains (losses)	1,899	5,424	1,379	2,274
Net change in unrealized appreciation/(depreciation)	5,515	(16,978)	3,047	(10,656)
Net increase (decrease) in net assets resulting from operations	7,602	(11,504)	4,991	(7,709)

Contract Transactions:
Contract owners’ net payments	1,146	1,456	883	1,186
Annuity payments	(22)	(21)	(56)	(48)
Surrenders and other (net)	(3,555)	(3,682)	(2,959)	(2,855)
Transfers from other divisions or sponsor	16,387	29,255	14,623	30,305
Transfers to other divisions or sponsor	(15,008)	(26,954)	(13,356)	(25,390)
Net increase (decrease) in net assets resulting from contract transactions	(1,052)	54	(865)	3,198

Net increase (decrease) in net assets	6,550	(11,450)	4,126	(4,511)

Net Assets:
Beginning of period	38,065	49,515	40,341	44,852
End of period	$44,615	$38,065	$44,467	$40,341

Units issued during the period	5,965	11,250	10,721	23,215
Units redeemed during the period	(6,350)	(11,200)	(11,351)	(20,836)

Net units issued (redeemed) during period	(385)	50	(630)	2,379

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,017	$1,407	$1,072	$460
Net realized gains (losses)	(1,312)	(22)	(370)	4,372
Net change in unrealized appreciation/(depreciation)	10,527	(6,889)	3,128	(22,395)
Net increase (decrease) in net assets resulting from operations	11,232	(5,504)	3,830	(17,563)

Contract Transactions:
Contract owners’ net payments	1,597	1,787	1,402	1,750
Annuity payments	(55)	(55)	(61)	(59)
Surrenders and other (net)	(5,842)	(5,255)	(4,723)	(4,063)
Transfers from other divisions or sponsor	23,672	49,476	21,536	46,892
Transfers to other divisions or sponsor	(22,231)	(43,070)	(17,536)	(37,806)
Net increase (decrease) in net assets resulting from contract transactions	(2,859)	2,883	618	6,714

Net increase (decrease) in net assets	8,373	(2,621)	4,448	(10,849)

Net Assets:
Beginning of period	73,332	75,953	58,114	68,963
End of period	$81,705	$73,332	$62,562	$58,114

Units issued during the period	10,577	25,333	21,146	43,467
Units redeemed during the period	(11,614)	(23,574)	(20,630)	(37,266)

Net units issued (redeemed) during period	(1,037)	1,759	516	6,201

	Government Money Market Division		Short-Term Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,224	$281	$734	$504
Net realized gains (losses)	-	-	(191)	(364)
Net change in unrealized appreciation/(depreciation)	-	-	1,640	(2,726)
Net increase (decrease) in net assets resulting from operations	1,224	281	2,183	(2,586)

Contract Transactions:
Contract owners’ net payments	46,145	70,632	727	721
Annuity payments	(25)	(24)	(44)	(44)
Surrenders and other (net)	(8,348)	(7,658)	(4,055)	(6,466)
Transfers from other divisions or sponsor	10,266	23,531	10,973	27,399
Transfers to other divisions or sponsor	(51,501)	(82,504)	(11,486)	(22,754)
Net increase (decrease) in net assets resulting from contract transactions	(3,463)	3,977	(3,885)	(1,144)

Net increase (decrease) in net assets	(2,239)	4,258	(1,702)	(3,730)

Net Assets:
Beginning of period	31,475	27,217	47,312	51,042
End of period	$29,236	$31,475	$45,610	$47,312

Units issued during the period	46,113	79,472	9,617	25,638
Units redeemed during the period	(49,190)	(75,827)	(12,662)	(26,635)

Net units issued (redeemed) during period	(3,077)	3,645	(3,045)	(997)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,853	$1,687	$232	$149
Net realized gains (losses)	(2,011)	(1,261)	(1,348)	(680)
Net change in unrealized appreciation/(depreciation)	6,443	(20,346)	1,480	(3,983)
Net increase (decrease) in net assets resulting from operations	7,285	(19,920)	364	(4,514)

Contract Transactions:
Contract owners’ net payments	2,501	3,398	227	341
Annuity payments	(231)	(213)	(10)	(5)
Surrenders and other (net)	(11,439)	(9,901)	(990)	(1,258)
Transfers from other divisions or sponsor	44,678	82,231	5,214	7,334
Transfers to other divisions or sponsor	(37,754)	(72,718)	(3,571)	(6,029)
Net increase (decrease) in net assets resulting from contract transactions	(2,245)	2,797	870	383

Net increase (decrease) in net assets	5,040	(17,123)	1,234	(4,131)

Net Assets:
Beginning of period	127,173	144,296	11,033	15,164
End of period	$132,213	$127,173	$12,267	$11,033

Units issued during the period	17,651	35,841	3,253	4,293
Units redeemed during the period	(17,940)	(34,152)	(2,753)	(4,082)

Net units issued (redeemed) during period	(289)	1,689	500	211

	Inflation Protection Division		High Yield Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$1,627	$1,228	$2,802	$2,399
Net realized gains (losses)	(234)	1,212	(489)	(499)
Net change in unrealized appreciation/(depreciation)	(144)	(8,559)	3,872	(7,985)
Net increase (decrease) in net assets resulting from operations	1,249	(6,119)	6,185	(6,085)

Contract Transactions:
Contract owners’ net payments	622	982	4,125	1,335
Annuity payments	(45)	(45)	(60)	(53)
Surrenders and other (net)	(3,594)	(5,393)	(4,270)	(4,291)
Transfers from other divisions or sponsor	8,243	25,206	14,318	28,027
Transfers to other divisions or sponsor	(8,631)	(23,615)	(8,472)	(26,449)
Net increase (decrease) in net assets resulting from contract transactions	(3,405)	(2,865)	5,641	(1,431)

Net increase (decrease) in net assets	(2,156)	(8,984)	11,826	(7,516)

Net Assets:
Beginning of period	37,377	46,361	44,154	51,670
End of period	$35,221	$37,377	$55,980	$44,154

Units issued during the period	6,109	17,812	5,229	8,849
Units redeemed during the period	(8,357)	(19,694)	(3,572)	(9,249)

Net units issued (redeemed) during period	(2,248)	(1,882)	1,657	(400)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2,086	$3,562	$510	$1,745
Net realized gains (losses)	(765)	(1,390)	1,131	2,092
Net change in unrealized appreciation/(depreciation)	7,405	(19,702)	5,004	(16,896)
Net increase (decrease) in net assets resulting from operations	8,726	(17,530)	6,645	(13,059)

Contract Transactions:
Contract owners’ net payments	1,850	1,921	1,505	1,463
Annuity payments	(107)	(94)	(359)	(436)
Surrenders and other (net)	(9,301)	(7,887)	(7,325)	(13,005)
Transfers from other divisions or sponsor	30,770	64,570	2,279	2,281
Transfers to other divisions or sponsor	(23,240)	(56,772)	(2,438)	(4,434)
Net increase (decrease) in net assets resulting from contract transactions	(28)	1,738	(6,338)	(14,131)

Net increase (decrease) in net assets	8,698	(15,792)	307	(27,190)

Net Assets:
Beginning of period	93,326	109,118	59,223	86,413
End of period	$102,024	$93,326	$59,530	$59,223

Units issued during the period	18,406	37,639	551	558
Units redeemed during the period	(18,424)	(36,887)	(906)	(1,509)

Net units issued (redeemed) during period	(18)	752	(355)	(951)

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$30	$71	$22	$3
Net realized gains (losses)	172	194	839	1,660
Net change in unrealized appreciation/(depreciation)	256	(1,040)	2,115	(5,549)
Net increase (decrease) in net assets resulting from operations	458	(775)	2,976	(3,886)

Contract Transactions:
Contract owners’ net payments	51	75	271	401
Annuity payments	(24)	(20)	(33)	(32)
Surrenders and other (net)	(329)	(767)	(2,112)	(1,611)
Transfers from other divisions or sponsor	229	279	4,755	15,082
Transfers to other divisions or sponsor	(240)	(361)	(5,204)	(13,521)
Net increase (decrease) in net assets resulting from contract transactions	(313)	(794)	(2,323)	319

Net increase (decrease) in net assets	145	(1,569)	653	(3,567)

Net Assets:
Beginning of period	3,385	4,954	22,138	25,705
End of period	$3,530	$3,385	$22,791	$22,138

Units issued during the period	108	137	728	2,331
Units redeemed during the period	(218)	(487)	(1,061)	(2,291)

Net units issued (redeemed) during period	(110)	(350)	(333)	40

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$16	$25	$(13)	$(1)
Net realized gains (losses)	3,061	4,282	561	1,818
Net change in unrealized appreciation/(depreciation)	9,130	(18,519)	2,840	(4,993)
Net increase (decrease) in net assets resulting from operations	12,207	(14,212)	3,388	(3,176)

Contract Transactions:
Contract owners’ net payments	794	973	391	416
Annuity payments	(55)	(49)	(16)	(18)
Surrenders and other (net)	(3,908)	(4,254)	(1,035)	(1,038)
Transfers from other divisions or sponsor	11,208	30,260	4,510	10,192
Transfers to other divisions or sponsor	(12,703)	(28,500)	(4,553)	(10,062)
Net increase (decrease) in net assets resulting from contract transactions	(4,664)	(1,570)	(703)	(510)

Net increase (decrease) in net assets	7,543	(15,782)	2,685	(3,686)

Net Assets:
Beginning of period	39,184	54,966	13,240	16,926
End of period	$46,727	$39,184	$15,925	$13,240

Units issued during the period	3,505	9,655	1,620	3,815
Units redeemed during the period	(4,812)	(10,027)	(1,856)	(3,986)

Net units issued (redeemed) during period	(1,307)	(372)	(236)	(171)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$42	$19	$-	$ (22)
Net realized gains (losses)	241	997	(43)	(10)
Net change in unrealized appreciation/(depreciation)	2,359	(4,175)	522	(791)
Net increase (decrease) in net assets resulting from operations	2,642	(3,159)	479	(823)

Contract Transactions:
Contract owners’ net payments	23	195	77	100
Annuity payments	(12)	(16)	(2)	(2)
Surrenders and other (net)	(1,508)	(1,137)	(537)	(233)
Transfers from other divisions or sponsor	928	6,799	457	1,439
Transfers to other divisions or sponsor	(1,083)	(6,843)	(371)	(1,519)
Net increase (decrease) in net assets resulting from contract transactions	(1,652)	(1,002)	(376)	(215)

Net increase (decrease) in net assets	990	(4,161)	103	(1,038)

Net Assets:
Beginning of period	11,109	15,270	3,951	4,989
End of period	$12,099	$11,109	$4,054	$3,951

Units issued during the period	311	2,375	154	434
Units redeemed during the period	(804)	(2,687)	(257)	(494)

Net units issued (redeemed) during period	(493)	(312)	(103)	(60)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	International Developed Markets Division		Strategic Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$161	$(70)	$1,650	$1,445
Net realized gains (losses)	93	301	(1,666)	(1,019)
Net change in unrealized appreciation/(depreciation)	2,423	(2,932)	2,321	(12,100)
Net increase (decrease) in net assets resulting from operations	2,677	(2,701)	2,305	(11,674)

Contract Transactions:
Contract owners’ net payments	301	359	895	790
Annuity payments	(28)	(28)	(99)	(93)
Surrenders and other (net)	(2,534)	(1,294)	(6,542)	(5,507)
Transfers from other divisions or sponsor	4,120	11,482	19,218	46,172
Transfers to other divisions or sponsor	(3,411)	(10,902)	(17,457)	(40,834)
Net increase (decrease) in net assets resulting from contract transactions	(1,552)	(383)	(3,985)	528

Net increase (decrease) in net assets	1,125	(3,084)	(1,680)	(11,146)

Net Assets:
Beginning of period	17,462	20,546	67,826	78,972
End of period	$18,587	$17,462	$66,146	$67,826

Units issued during the period	2,488	6,931	9,323	22,135
Units redeemed during the period	(3,258)	(7,103)	(11,168)	(21,949)

Net units issued (redeemed) during period	(770)	(172)	(1,845)	186

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$622	$418	$9	$12
Net realized gains (losses)	(1,050)	(129)	(26)	3
Net change in unrealized appreciation/(depreciation)	4,872	(17,163)	142	(332)
Net increase (decrease) in net assets resulting from operations	4,444	(16,874)	125	(317)

Contract Transactions:
Contract owners’ net payments	917	1,376	55	33
Annuity payments	(53)	(57)	-	-
Surrenders and other (net)	(4,048)	(4,150)	(165)	(821)
Transfers from other divisions or sponsor	12,747	35,053	1	1
Transfers to other divisions or sponsor	(11,459)	(32,331)	(52)	(72)
Net increase (decrease) in net assets resulting from contract transactions	(1,896)	(109)	(161)	(859)

Net increase (decrease) in net assets	2,548	(16,983)	(36)	(1,176)

Net Assets:
Beginning of period	45,323	62,306	1,267	2,443
End of period	$47,871	$45,323	$1,231	$1,267

Units issued during the period	3,055	7,479	36	22
Units redeemed during the period	(3,462)	(7,508)	(137)	(566)

Net units issued (redeemed) during period	(407)	(29)	(101)	(544)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account A

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$2	$4	$-	$1
Net realized gains (losses)	(11)	(10)	2	11
Net change in unrealized appreciation/(depreciation)	93	(193)	49	(83)
Net increase (decrease) in net assets resulting from operations	84	(199)	51	(71)

Contract Transactions:
Contract owners’ net payments	14	25	11	23
Annuity payments	(11)	(11)	-	-
Surrenders and other (net)	(130)	(482)	(36)	(30)
Transfers from other divisions or sponsor	36	42	11	17
Transfers to other divisions or sponsor	(36)	(70)	(11)	(29)
Net increase (decrease) in net assets resulting from contract transactions	(127)	(496)	(25)	(19)

Net increase (decrease) in net assets	(43)	(695)	26	(90)

Net Assets:
Beginning of period	708	1,403	300	390
End of period	$665	$708	$326	$300

Units issued during the period	30	50	13	26
Units redeemed during the period	(98)	(346)	(28)	(38)

Net units issued (redeemed) during period	(68)	(296)	(15)	(12)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
Operations:
Net investment income (loss)	$-	$-	$9,323	$9,566
Net realized gains (losses)	(3)	-	(905)	622
Net change in unrealized appreciation/(depreciation)	15	(13)	(12,984)	(1,425)
Net increase (decrease) in net assets resulting from operations	12	(13)	(4,566)	8,763

Contract Transactions:
Contract owners’ net payments	12	20	820	966
Annuity payments	-	-	(51)	(55)
Surrenders and other (net)	-	(14)	(3,632)	(4,529)
Transfers from other divisions or sponsor	21	10	11,738	36,957
Transfers to other divisions or sponsor	(34)	(35)	(10,246)	(45,788)
Net increase (decrease) in net assets resulting from contract transactions	(1)	(19)	(1,371)	(12,449)

Net increase (decrease) in net assets	11	(32)	(5,937)	(3,686)

Net Assets:
Beginning of period	58	90	49,594	53,280
End of period	$69	$58	$43,657	$49,594

Units issued during the period	22	19	2,095	5,732
Units redeemed during the period	(22)	(30)	(2,314)	(7,549)

Net units issued (redeemed) during period	-	(11)	(219)	(1,817)

The Accompanying Notes are an Integral Part of the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Northwestern Mutual Variable Annuity Account A (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund individual flexible payment variable annuity contracts (“contracts”) for use by self-employed persons and their eligible employees in tax-qualified retirement plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 7.00% for contracts purchased in New York on or after October 9, 2023 and up to 6.00% in all other states and dates; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the Account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2023, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are reinvested in additional shares of the respective portfolios of the Funds and are recorded on the ex-date of the dividends. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS

E.

Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2023 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$1,100	$3,406
Focused Appreciation Division	6,646	5,567
Large Cap Core Stock Division	4,076	2,080
Large Cap Blend Division	491	223
Index 500 Stock Division	18,387	21,113
Large Company Value Division	2,312	1,329
Domestic Equity Division	5,323	8,219
Equity Income Division	6,120	4,103
Mid Cap Growth Stock Division	2,131	4,252
Index 400 Stock Division	8,410	5,197
Mid Cap Value Division	4,729	4,631
Small Cap Growth Stock Division	894	1,548
Index 600 Stock Division	4,776	3,336
Small Cap Value Division	1,648	2,158
International Growth Division	4,882	4,810
Research International Core Division	5,189	4,677
International Equity Division	6,754	7,520
Emerging Markets Equity Division	7,668	5,964
Government Money Market Division	54,471	56,137
Short-Term Bond Division	4,457	7,548
Select Bond Division	15,710	14,847
Long-Term U.S. Government Bond Division	2,946	1,844
Inflation Protection Bond Division	4,561	6,165
High Yield Bond Division	14,410	5,839
Multi-Sector Bond Division	13,381	10,528
Balanced Division	5,300	8,848
Asset Allocation Division	422	502
Fidelity VIP Mid Cap Division	1,615	3,319
Fidelity VIP Contrafund Division	4,383	7,500
AMT Sustainable Equity Division	1,164	1,699
U.S. Strategic Equity Division	524	1,876
U.S. Small Cap Equity Division	299	648
International Developed Markets Division	2,127	3,389
Strategic Bond Division	6,941	9,101
Global Real Estate Securities Division	4,165	5,463
LifePoints Moderate Strategy Division	77	227
LifePoints Balanced Strategy Division	50	173
LifePoints Growth Strategy Division	28	50
LifePoints Equity Growth Strategy Division	35	36
Credit Suisse Trust Commodity Return Strategy Division	13,377	5,414

NOTES TO FINANCIAL STATEMENTS

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.50% annual rate.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

5.	Subsequent Events

Management has determined that no subsequent events have occurred that would require recognition in the financial statements.

NOTES TO FINANCIAL STATEMENTS

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
						Dividend
						Income as
	Units					a % of	Expense Ratio,
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000’s)	Lowest to Highest			(000’s)	Net Assets	Highest (1)	to Highest (1)
Growth Stock Division
2023	3,904	$3.617380	to	$11.358893	$17,529	0.04%	0.35 % to 1.25%	47.84%	to	49.17	%
2022	4,306	2.428621	to	7.618611	13,443	0.00	0.35 to 1.25	(39.46)	to	(38.91)
2021	4,257	3.981547	to	12.477883	22,812	0.00 (2)	0.35 to 1.25	15.22	to	16.26
2020	4,162	3.429793	to	10.738147	19,779	0.67	0.35 to 1.25	33.30	to	34.50
2019	5,022	2.553848	to	7.987788	17,379	0.68	0.35 to 1.25	28.08	to	29.23
Focused Appreciation Division
2023	3,915	$9.138455	to	$11.002409	$42,508	0.00%	0.35 % to1.25%	49.13%	to	50.47	%
2022	4,049	6.127912	to	7.312168	29,147	0.01	0.35 to 1.25	(28.72)	to	(28.08)
2021	4,502	8.597069	to	10.166871	44,911	0.16	0.35 to 1.25	17.43	to	18.49
2020	4,700	7.321217	to	8.580705	39,667	0.54	0.35 to 1.25	30.90	to	32.08
2019	5,236	5.593023	to	6.496505	33,538	0.65	0.35 to 1.25	30.33	to	31.51
Large Cap Core Stock Division
2023	2,544	$3.210284	to	$8.339515	$10,234	1.13%	0.35 % to 1.25%	24.23%	to	25.35	%
2022	2,075	2.564969	to	6.656607	7,155	0.81	0.35 to 1.25	(19.89)	to	(19.16)
2021	2,858	3.177787	to	8.238890	12,229	0.79	0.35 to 1.25	23.55	to	24.66
2020	2,968	2.552890	to	6.612251	10,383	1.23	0.35 to 1.25	21.21	to	22.31
2019	3,500	2.090360	to	5.408905	10,100	1.24	0.35 to 1.25	29.56	to	30.73
Large Cap Blend Division
2023	934	$2.339162	to	$2.717065	$2,413	0.86%	0.35 % to 1.25%	19.12%	to	20.19	%
2022	897	1.963739	to	2.260679	1,939	0.66	0.35 to 1.25	(14.84)	to	(14.08)
2021	654	2.306054	to	2.631043	1,634	0.65	0.35 to 1.25	16.99	to	18.04
2020	564	1.971217	to	2.228920	1,177	5.26	0.35 to 1.25	8.68	to	9.67
2019	585	1.813711	to	2.032451	1,106	1.14	0.35 to 1.25	22.43	to	23.54
Index 500 Stock Division
2023	31,550	$4.296850	to	$20.863010	$168,738	1.33%	0.35 % to 1.25%	24.49%	to	25.61	%
2022	31,598	3.426023	to	16.675940	139,172	1.24	0.35 to 1.25	(19.30)	to	(18.57)
2021	32,012	4.213552	to	20.560035	174,648	1.22	0.35 to 1.25	26.86	to	28.00
2020	32,340	3.296759	to	16.126492	141,448	1.65	0.35 to 1.25	16.71	to	17.77
2019	33,568	2.803577	to	13.748209	127,120	1.62	0.35 to 1.25	29.55	to	30.72
Large Company Value Division
2023	4,135	$2.110942	to	$2.452177	$10,074	3.40%	0.35 % to 1.25%	2.51%	to	3.44	%
2022	4,379	2.059162	to	2.370702	10,325	3.17	0.35 to 1.25	(1.57)	to	(0.68)
2021	4,791	2.092019	to	2.387048	11,395	1.14	0.35 to 1.25	20.41	to	21.49
2020	5,051	1.737445	to	1.964770	9,862	2.16	0.35 to 1.25	1.36	to	2.28
2019	5,225	1.714135	to	1.921039	10,059	2.24	0.35 to 1.25	26.08	to	27.21
Domestic Equity Division
2023	8,287	$3.309530	to	$4.047886	$32,820	1.83%	0.35 % to 1.25%	2.43%	to	3.35	%
2022	9,605	3.230972	to	3.916578	36,864	1.78	0.35 to 1.25	(4.19)	to	(3.32)
2021	9,737	3.372163	to	4.051266	38,596	1.83	0.35 to 1.25	21.19	to	22.28
2020	9,875	2.782499	to	3.312992	31,945	2.19	0.35 to 1.25	(0.52)	to	0.38
2019	9,866	2.797166	to	3.300597	31,792	1.83	0.35 to 1.25	19.27	to	20.35
Equity Income Division
2023	8,074	$4.221684	to	$5.082904	$40,809	2.44%	0.35 % to 1.25%	8.33%	to	9.30%	%
2022	8,503	3.897129	to	4.650331	39,307	2.05	0.35 to 1.25	(4.42)	to	(3.56)
2021	8,552	4.077248	to	4.821858	40,973	2.04	0.35 to 1.25	24.14	to	25.26
2020	9,048	3.284293	to	3.849405	34,641	4.82	0.35 to 1.25	(0.06)	to	0.85
2019	9,232	3.286138	to	3.817039	35,050	2.29	0.35 to 1.25	25.04	to	26.17

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
						Dividend
						Income as
	Units					a % of	Expense Ratio,
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000’s)	Lowest to Highest			(000’s)	Net Assets	Highest (1)	to Highest (1)
Mid Cap Growth Stock Division
2023	3,292	$2.472163	to	$15.438308	$17,730	0.25%	0.35% to 1.25%	13.53%	to	14.55	%
2022	3,631	2.161291	to	13.530376	17,553	0.14	0.35 to 1.25	(24.71)	to	(24.03)
2021	3,841	2.849321	to	17.881926	25,604	0.15	0.35 to 1.25	8.81	to	9.79
2020	4,101	2.599080	to	16.351983	25,305	0.29	0.35 to 1.25	23.85	to	24.97
2019	4,057	2.082863	to	13.136859	21,094	0.18	0.35 to 1.25	31.36	to	32.55
Index 400 Stock Division
2023	7,283	$6.579178	to	$8.537492	$51,397	1.29%	0.35% to1.25%	14.78%	to	15.81	%
2022	7,142	5.689587	to	7.375857	43,591	1.09	0.35 to 1.25	(14.38)	to	(13.61)
2021	7,795	6.595867	to	8.542328	55,155	0.91	0.35 to 1.25	22.92	to	24.03
2020	8,261	5.326092	to	6.891049	47,250	1.39	0.35 to 1.25	11.96	to	12.97
2019	7,564	4.721555	to	6.102847	38,436	1.23	0.35 to 1.25	24.32	to	25.44
Mid Cap Value Division
2023	3,468	$5.011387	to	$6.033638	$20,638	2.38%	0.35% to 1.25%	4.95%	to	5.89	%
2022	4,000	4.775155	to	5.697952	22,502	1.96	0.35 to 1.25	(2.37)	to	(1.49)
2021	3,977	4.891257	to	5.784413	22,693	1.15	0.35 to 1.25	21.74	to	22.84
2020	4,037	4.017711	to	4.708921	18,744	1.90	0.35 to 1.25	0.40	to	1.31
2019	3,968	4.001596	to	4.647975	18,145	1.61	0.35 to 1.25	27.60	to	28.75
Small Cap Growth Stock Division
2023	2,380	$3.724520	to	$8.311045	$10,450	0.03%	0.35% to 1.25%	16.89%	to	17.94	%
2022	2,518	3.162581	to	7.050206	9,524	0.00	0.35 to 1.25	(29.38)	to	(28.74)
2021	2,397	4.444675	to	9.898565	13,154	0.02	0.35 to 1.25	2.81	to	3.74
2020	2,409	4.290772	to	9.546381	13,049	0.11	0.35 to 1.25	31.81	to	33.00
2019	2,329	3.230896	to	7.181178	9,964	0.10	0.35 to 1.25	34.01	to	35.22
Index 600 Stock Division
2023	7,161	$3.015727	to	$3.503202	$24,895	1.07%	0.35% to 1.25%	14.33%	to	15.36	%
2022	7,053	2.637754	to	3.036819	21,204	0.99	0.35 to 1.25	(17.40)	to	(16.66)
2021	7,428	3.193533	to	3.643851	26,835	0.76	0.35 to 1.25	24.65	to	25.78
2020	7,739	2.561959	to	2.897115	22,244	1.83	0.35 to 1.25	9.55	to	10.54
2019	6,696	2.338584	to	2.620836	17,405	0.25	0.35 to 1.25	20.92	to	22.01
Small Cap Value Division
2023	2,087	$4.937325	to	$6.038713	$12,308	0.50%	0.35 % to 1.25%	12.44%	to	13.45	%
2022	2,335	4.390979	to	5.322620	12,154	0.27	0.35 to 1.25	(19.54)	to	(18.82)
2021	2,283	5.457584	to	6.556463	14,600	0.39	0.35 to 1.25	21.48	to	22.57
2020	2,671	4.492731	to	5.349125	13,929	0.52	0.35 to 1.25	7.93	to	8.90
2019	2,696	4.162762	to	4.911849	12,867	0.47	0.35 to 1.25	24.33	to	25.45
International Growth Division
2023	13,291	$2.774095	to	$3.392961	$44,615	0.87%	0.35% to 1.25%	19.27%	to	20.34	%
2022	13,676	2.325847	to	2.819373	38,065	0.57	0.35 to 1.25	(24.09)	to	(23.40)
2021	13,626	3.063761	to	3.680692	49,515	0.54	0.35 to 1.25	14.48	to	15.51
2020	13,452	2.676266	to	3.186443	42,317	1.62	0.35 to 1.25	16.44	to	17.50
2019	13,436	2.298310	to	2.711910	35,942	1.25	0.35 to 1.25	33.13	to	34.33
Research International Core Division
2023	27,829	$1.369408	to	$1.590888	$44,467	1.72%	0.35% to 1.25%	11.55%	to	12.55	%
2022	28,459	1.227614	to	1.413453	40,341	2.16	0.35 to 1.25	(18.19)	to	(17.45)
2021	26,080	1.500516	to	1.712231	44,852	1.15	0.35 to 1.25	10.68	to	11.68
2020	24,162	1.355712	to	1.533174	37,268	2.14	0.35 to 1.25	12.05	to	13.07
2019	25,255	1.209890	to	1.356007	34,500	1.68	0.35 to 1.25	26.66	to	27.81
(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
						Dividend
						Income as
	Units					a % of	Expense Ratio,
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000’s)	Lowest to Highest			(000’s)	Net Assets	Highest (1)	to Highest (1)
International Equity Division
2023	33,071	$2.297644	to	$5.098412	$81,705	3.03%	0.35% to 1.25%	14.65%	to	15.68	%
2022	34,108	1.989081	to	4.424666	73,332	2.41	0.35 to 1.25	(7.99)	to	(7.16)
2021	32,349	2.145601	to	4.784693	75,953	2.34	0.35 to 1.25	3.70	to	4.64
2020	31,481	2.053572	to	4.590852	71,342	3.58	0.35 to 1.25	(3.92)	to	(3.05)
2019	28,187	2.121385	to	4.754268	66,838	2.53	0.35 to 1.25	11.20	to	12.20
Emerging Markets Equity Division
2023	53,227	$1.010464	to	$1.173819	$62,562	2.17%	0.35% to 1.25%	5.59%	to	6.54	%
2022	52,711	0.957001	to	1.101801	58,114	1.22	0.35 to 1.25	(26.20)	to	(25.54)
2021	46,510	1.296801	to	1.479685	68,963	0.51	0.35 to 1.25	(5.74)	to	(4.89)
2020	49,847	1.375728	to	1.555698	77,765	2.28	0.35 to 1.25	25.28	to	26.41
2019	48,782	1.098154	to	1.230663	60,310	1.12	0.35 to 1.25	19.10	to	20.18
Government Money Market Division
2023	19,448	$1.331308	to	$3.506418	$29,236	4.74%	0.35% to 1.25%	3.54%	to	4.47	%
2022	22,525	1.276241	to	3.369718	31,475	1.41	0.35 to 1.25	0.11	to	1.01
2021	18,880	1.265345	to	3.349268	27,217	0.00 (2)	0.35 to 1.25	(1.23)	to	(0.34)
2020	18,047	1.271520	to	3.374193	27,260	0.19	0.35 to 1.25	(0.94)	to	(0.04)
2019	16,344	1.273911	to	3.389082	24,248	1.93	0.35 to 1.25	0.67	to	1.58
Short-Term Bond Division
2023	34,642	$1.137835	to	$1.321789	$45,610	2.01%	0.35% to 1.25%	3.96%	to	4.90	%
2022	37,687	1.094508	to	1.260105	47,312	1.45	0.35 to 1.25	(5.70)	to	(4.85)
2021	38,684	1.160639	to	1.324314	51,042	1.78	0.35 to 1.25	(1.33)	to	(0.45)
2020	35,382	1.176335	to	1.330259	46,895	2.28	0.35 to 1.25	3.00	to	3.93
2019	31,185	1.142089	to	1.279990	39,862	2.01	0.35 to 1.25	3.09	to	4.02
Select Bond Division
2023	50,069	$2.381775	to	$17.295207	$132,213	2.64%	0.35% to 1.25%	4.87%	to	5.82	%
2022	50,358	2.254175	to	16.409245	127,173	1.72	0.35 to 1.25	(14.40)	to	(13.63)
2021	48,669	2.613941	to	19.075279	144,296	2.13	0.35 to 1.25	(2.81)	to	(1.93)
2020	43,320	2.669406	to	19.528401	134,091	2.75	0.35 to 1.25	7.63	to	8.60
2019	44,743	2.461743	to	18.054107	127,879	2.79	0.35 to 1.25	7.30	to	8.27
Long-Term U.S. Government Bond Division
2023	7,031	$1.505808	to	$1.749188	$12,267	2.41%	0.35% to 1.25%	2.05%	to	2.97	%
2022	6,531	1.475610	to	1.698809	11,033	1.64	0.35 to 1.25	(30.40)	to	(29.78)
2021	6,320	2.120232	to	2.419118	15,164	0.91	0.35 to 1.25	(6.55)	to	(5.70)
2020	6,744	2.268738	to	2.565411	17,085	1.47	0.35 to 1.25	15.91	to	16.96
2019	6,219	1.957302	to	2.193413	13,596	2.14	0.35 to 1.25	11.76	to	12.77
Inflation Protection Division
2023	22,473	$1.342162	to	$1.559115	$35,221	4.90%	0.35% to 1.25%	2.61%	to	3.53	%
2022	24,721	1.308004	to	1.505890	37,377	3.37	0.35 to 1.25	(14.04)	to	(13.27)
2021	26,603	1.521651	to	1.736226	46,361	0.96	0.35 to 1.25	5.28	to	6.23
2020	22,005	1.445291	to	1.634367	36,240	1.99	0.35 to 1.25	8.21	to	9.19
2019	21,658	1.335651	to	1.496834	32,729	2.60	0.35 to 1.25	7.67	to	8.64
High Yield Bond Division
2023	14,339	$3.697826	to	$5.533247	$55,980	5.84%	0.35% to 1.25%	11.84%	to	12.85	%
2022	12,682	3.281763	to	4.905845	44,154	5.58	0.35 to 1.25	(12.43)	to	(11.64)
2021	13,082	3.719709	to	5.555060	51,670	5.29	0.35 to 1.25	4.00	to	4.94
2020	12,246	3.549988	to	5.296364	46,264	5.84	0.35 to 1.25	5.32	to	6.27
2019	13,144	3.345591	to	4.986498	46,841	5.50	0.35 to 1.25	13.54	to	14.57

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
						Dividend
						Income as
	Units					a % of	Expense Ratio,
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000’s)	Lowest to Highest			(000’s)	Net Assets	Highest (1)	to Highest (1)
Multi-Sector Bond Division
2023	51,943	$1.689587	to	$1.962612	$102,024	2.56%	0.35% to 1.25%	8.35%	to	9.32	%
2022	51,961	1.559372	to	1.795218	93,326	4.10	0.35 to 1.25	(16.44)	to	(15.69)
2021	51,209	1.866147	to	2.129210	109,118	2.15	0.35 to 1.25	(1.32)	to	(0.43)
2020	47,239	1.891030	to	2.138307	101,204	4.15	0.35 to 1.25	4.81	to	5.76
2019	50,088	1.804270	to	2.021924	101,563	4.60	0.35 to 1.25	12.63	to	13.64
Balanced Division
2023	4,466	$2.665184	to	$20.855876	$59,530	2.02%	0.35% to 1.25%	11.67%	to	12.68	%
2022	4,821	2.368877	to	18.583192	59,223	3.68	0.35 to 1.25	(15.20)	to	(14.44)
2021	5,772	2.772655	to	21.804755	86,413	2.47	0.35 to 1.25	6.23	to	7.18
2020	6,020	2.590705	to	20.424519	87,357	1.64	0.35 to 1.25	11.09	to	12.10
2019	6,458	2.314618	to	18.293306	83,129	2.31	0.35 to 1.25	16.46	to	17.51
Asset Allocation Division
2023	1,216	$2.703818	to	$3.307023	$3,530	1.95%	0.35% to 1.25%	13.81%	to	14.83	%
2022	1,326	2.375731	to	2.879844	3,385	2.88	0.35 to 1.25	(15.89)	to	(15.13)
2021	1,676	2.824479	to	3.393259	4,954	2.18	0.35 to 1.25	9.08	to	10.06
2020	1,753	2.589358	to	3.082984	4,743	2.36	0.35 to 1.25	12.02	to	13.04
2019	1,760	2.311468	to	2.727455	4,298	2.20	0.35 to 1.25	19.58	to	20.66
Fidelity VIP Mid Cap Division
2023	2,862	$6.707303	to	$8.075593	$22,791	0.59%	0.35% to 1.25%	13.65%	to	14.67	%
2022	3,195	5.901591	to	7.042196	22,138	0.53	0.35 to 1.25	(15.80)	to	(15.04)
2021	3,155	7.008987	to	8.288944	25,705	0.61	0.35 to 1.25	24.04	to	25.16
2020	3,704	5.650379	to	6.622537	24,180	0.62	0.35 to 1.25	16.60	to	17.65
2019	3,852	4.846019	to	5.628887	21,337	0.67	0.35 to 1.25	21.64	to	22.74
Fidelity VIP Contrafund Division
2023	11,193	$3.596457	to	$4.177703	$46,727	0.48%	0.35% to 1.25%	31.80%	to	32.99	%
2022	12,500	2.728684	to	3.141458	39,184	0.52	0.35 to 1.25	(27.23)	to	(26.57)
2021	12,872	3.749539	to	4.278173	54,966	0.06	0.35 to 1.25	26.25	to	27.39
2020	14,621	2.969929	to	3.358390	49,021	0.21	0.35 to 1.25	28.83	to	30.00
2019	16,892	2.305232	to	2.583390	43,557	0.21	0.35 to 1.25	29.65	to	30.82
AMT Sustainable Equity Division
2023	4,409	$3.102751	to	$3.604127	$15,925	0.34%	0.35%to 1.25%	25.33%	to	26.46	%
2022	4,645	2.475672	to	2.850099	13,240	0.45	0.35 to 1.25	(19.48)	to	(18.75)
2021	4,816	3.074461	to	3.507848	16,926	0.39	0.35 to 1.25	21.95	to	23.04
2020	5,003	2.521165	to	2.850867	14,306	0.62	0.35 to 1.25	18.07	to	19.14
2019	5,696	2.135226	to	2.392816	13,678	0.41	0.35 to 1.25	24.32	to	25.44
U.S. Strategic Equity Division
2023	3,173	$3.147366	to	$3.878984	$12,099	0.78%	0.35% to 1.25%	24.73%	to	25.85	%
2022	3,666	2.523328	to	3.083764	11,109	0.60	0.35 to 1.25	(21.84)	to	(21.13)
2021	3,978	3.228324	to	3.912115	15,270	0.57	0.35 to 1.25	18.91	to	19.98
2020	4,735	2.715036	to	3.262377	15,136	0.47	0.35 to 1.25	22.30	to	23.40
2019	5,368	2.220002	to	2.645010	14,010	1.06	0.35 to 1.25	28.65	to	29.81
U.S. Small Cap Equity Division
2023	1,035	$3.719374	to	$4.584126	$4,054	0.69%	0.35% to 1.25%	12.20%	to	13.21	%
2022	1,138	3.314895	to	4.051264	3,951	0.19	0.35 to 1.25	(17.00)	to	(16.25)
2021	1,198	3.993712	to	4.839766	4,989	0.26	0.35 to 1.25	24.23	to	25.35
2020	1,395	3.214751	to	3.862953	4,666	0.05	0.35 to 1.25	11.30	to	12.31
2019	1,456	2.871413	to	3.441420	4,357	0.55	0.35 to 1.25	21.54	to	22.64

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
						Dividend
						Income as
	Units					a % of	Expense Ratio,
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return, Lowest
	(000’s)	Lowest to Highest			(000’s)	Net Assets	Highest (1)	to Highest (1)
International Developed Markets Division
2023	8,759	$1.937211	to	$2.481552	$18,587	1.28%	0.35% to 1.25%	14.82%	to	15.86	%
2022	9,529	1.674566	to	2.143004	17,462	0.00	0.35 to 1.25	(14.12)	to	(13.35)
2021	9,701	1.935408	to	2.474369	20,546	2.56	0.35 to 1.25	11.26	to	12.26
2020	10,856	1.726590	to	2.205243	20,500	1.23	0.35 to 1.25	3.77	to	4.71
2019	10,661	1.651451	to	2.107181	19,330	2.53	0.35 to 1.25	18.24	to	19.30
Strategic Bond Division
2023	28,764	$1.880914	to	$2.318140	$66,146	2.88%	0.35% to 1.25%	2.73%	to	3.65	%
2022	30,609	1.830967	to	2.237591	67,826	2.44	0.35 to 1.25	(15.34)	to	(14.58)
2021	30,423	2.162708	to	2.620755	78,972	0.90	0.35 to 1.25	(3.04)	to	(2.16)
2020	28,423	2.230428	to	2.680033	75,500	1.83	0.35 to 1.25	7.09	to	8.05
2019	30,654	2.082855	to	2.481567	75,399	2.75	0.35 to 1.25	7.84	to	8.81
Global Real Estate Securities Division
2023	9,358	$4.242859	to	$5.411807	$47,871	1.79%	0.35% to 1.25%	9.18%	to	10.16	%
2022	9,765	3.886061	to	4.919870	45,323	1.26	0.35 to 1.25	(27.68)	to	(27.02)
2021	9,794	5.373126	to	6.751832	62,306	4.87	0.35 to 1.25	25.62	to	26.75
2020	9,698	4.277349	to	5.334855	48,700	1.52	0.35 to 1.25	(6.36)	to	(5.51)
2019	9,259	4.567716	to	5.654394	49,229	5.02	0.35 to 1.25	20.13	to	21.22
LifePoints Moderate Strategy Division
2023	732	$1.555433	to	$1.806818	$1,231	1.56%	0.35% to 1.25%	9.94%	to	10.93	%
2022	833	1.414783	to	1.628787	1,267	1.68	0.35 to 1.25	(16.70)	to	(15.95)
2021	1,377	1.698371	to	1.937804	2,443	4.21	0.35 to 1.25	6.89	to	7.85
2020	1,563	1.588894	to	1.796695	2,579	2.03	0.35 to 1.25	5.08	to	6.03
2019	1,517	1.512123	to	1.694566	2,379	1.22	0.35 to 1.25	11.15	to	12.15
LifePoints Balanced Strategy Division
2023	371	$1.699794	to	$1.974562	$665	1.37%	0.35% to 1.25%	13.11%	to	14.12	%
2022	439	1.502842	to	1.730220	708	1.58	0.35 to 1.25	(17.39)	to	(16.64)
2021	735	1.819166	to	2.075714	1,403	4.69	0.35 to 1.25	11.64	to	12.64
2020	1,057	1.629523	to	1.842719	1,803	2.15	0.35 to 1.25	6.31	to	7.27
2019	1,106	1.532773	to	1.717774	1,775	1.56	0.35 to 1.25	15.01	to	16.04
LifePoints Growth Strategy Division
2023	173	$1.778682	to	$2.066219	$326	0.81%	0.35% to 1.25%	16.50%	to	17.55	%
2022	188	1.526760	to	1.757763	300	1.29	0.35 to 1.25	(18.23)	to	(17.49)
2021	200	1.867142	to	2.130455	390	4.59	0.35 to 1.25	15.99	to	17.03
2020	224	1.609785	to	1.820383	371	1.62	0.35 to 1.25	8.38	to	9.36
2019	496	1.485265	to	1.664527	779	0.60	0.35 to 1.25	16.60	to	17.65
LifePoints Equity Growth Strategy Division
2023	39	$1.711777	to	$1.988514	$69	0.62%	0.35% to 1.25%	18.04%	to	19.10	%
2022	39	1.450150	to	1.669590	58	1.06	0.35 to 1.25	(18.70)	to	(17.97)
2021	50	1.783706	to	2.035276	90	5.51	0.35 to 1.25	18.13	to	19.19
2020	45	1.509990	to	1.707568	69	2.07	0.35 to 1.25	6.91	to	7.88
2019	71	1.412370	to	1.582862	101	0.23	0.35 to 1.25	18.60	to	19.67
Credit Suisse Trust Commodity Return Strategy Division
2023	7,151	$5.416250	to	$6.069481	$43,657	20.79%	0.35% to 1.25%	(10.02)%	to	(9.21)%
2022	7,370	6.019683	to	6.685526	49,594	16.58	0.35 to 1.25	14.90	to	15.94
2021	9,187	5.238853	to	5.766476	53,280	5.23	0.35 to 1.25	26.90	to	28.04
2020	8,690	4.128458	to	4.503663	39,413	5.59	0.35 to 1.25	(2.71)	to	(1.83)
2019	8,141	4.243255	to	4.587388	37,694	0.88	0.35 to 1.25	5.37	to	6.32

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Statutory Financial Statements and

Supplementary Information

December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2023 and 2022 and the related statutory statements of operations, changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 833 E. Michigan, Milwaukee, WI 53202

T: (414) 212 1600, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Milwaukee, Wisconsin

February 13, 2024

The Northwestern Mutual Life Insurance Company

Statutory Statements of Financial Position

(in millions)

	December 31,
	2023	2022

Assets:
Bonds	$191,692	$187,268
Mortgage loans	53,361	51,798
Policy loans	19,003	17,653
Common and preferred stocks	2,852	2,539
Real estate	2,877	2,906
Other investments	29,404	30,108
Cash and short-term investments	8,826	4,476

Total investments	308,015	296,748

Due and accrued investment income	2,429	2,262
Net deferred tax assets	2,372	2,109
Deferred premium and other assets	5,339	4,990
Admitted disallowed interest maintenance reserve	2,458	-
Separate account assets	38,216	34,281

Total assets	$358,829	$340,390

Liabilities and surplus:
Policy benefit reserves	$253,960	$242,443
Deposit funds	13,072	10,987
Policyowner dividends payable	7,370	6,820
Interest maintenance reserve	-	(212)
Asset valuation reserve	7,885	7,176
Other liabilities	8,016	9,010
Separate account liabilities	38,216	34,281

Total liabilities	328,519	310,505

Surplus:
Surplus notes	4,485	4,480
Special surplus fund	2,458	-
Unassigned surplus	23,367	25,405

Total surplus	30,310	29,885

Total liabilities and surplus	$358,829	$340,390

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Operations

(in millions)

	For the years ended
	December 31,

	2023	2022	2021

Revenue:
Premiums	$22,003	$22,288	$22,771
Net investment income	13,224	11,768	10,447
Other income	896	840	814

Total revenue	36,123	34,896	34,032

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	12,818	11,707	12,022
Net additions to policy benefit reserves	11,973	12,224	12,736
Net transfers from separate accounts	(1,007)	(490)	(805)

Total benefits	23,784	23,441	23,953

Commissions and operating expenses	4,216	4,158	4,048

Total benefits and expenses	28,000	27,599	28,001

Gain from operations before dividends and taxes	8,123	7,297	6,031

Policyowner dividends	7,371	6,833	6,522

Gain (loss) from operations before taxes	752	464	(491)
Income tax expense (benefit)	5	(160)	(1,166)

Net gain from operations	747	624	675
Net realized capital (losses) gains	(36)	288	303

Net income	$711	$912	$978

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2023	2022	2021

Beginning of year balance	$29,885	$29,283	$24,957

Net income	711	912	978

Change in net unrealized capital gains and losses	117	(1,549)	3,489

Change in net deferred tax assets	608	470	(476)

Change in nonadmitted assets	(305)	(71)	(579)

Change in asset valuation reserve	(709)	557	(371)

Change in surplus notes	5	5	902

Other surplus changes	(2)	278	383

Net increase in surplus	425	602	4,326

End of year balance	$30,310	$29,885	$29,283

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2023	2022	2021

Cash flows from operating activities:
Premiums and other income received	$15,560	$16,296	$17,146
Investment income received	11,466	10,456	10,345
Benefit and dividend payments to policyowners and beneficiaries	(12,301)	(10,703)	(10,983)
Net transfers from separate accounts	968	446	771
Commissions, expenses and taxes paid	(3,558)	(3,768)	(3,542)

Net cash provided by operating activities	12,135	12,727	13,737

Cash flows applied to investing activities:
Proceeds from investments sold or matured:
Bonds	36,091	40,363	53,499
Mortgage loans	4,025	3,368	2,868
Common and preferred stocks	403	2,241	2,741
Real estate	112	67	298
Other investments	1,995	4,536	4,213

Subtotal proceeds from investments	42,626	50,575	63,619

Cost of investments acquired:
Bonds	(40,581)	(51,983)	(65,845)
Mortgage loans	(5,603)	(6,679)	(9,259)
Common and preferred stocks	(356)	(1,013)	(1,083)
Real estate	(77)	(27)	(247)
Other investments	(4,213)	(5,747)	(4,303)

Subtotal cost of investments acquired	(50,830)	(65,449)	(80,737)

Net (outflows) inflows of policy loans	(1,107)	(152)	746

Net cash applied to investing activities	(9,311)	(15,026)	(16,372)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	-	897
Net inflows on deposit-type contracts	1,713	2,239	2,877
Other cash applied	(187)	750	(592)

Net cash provided by financing and miscellaneous sources	1,526	2,989	3,182

Net increase in cash and short-term investments	4,350	690	547

Cash and short-term investments, beginning of year	4,476	3,786	3,239

Cash and short-term investments, end of year	$8,826	$4,476	$3,786

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2023	2022	2021

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statutory statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$6,543	$6,277	$6,011
Capitalized interest and payment in-kind investment income	890	835	848
Other policyowner contract activity	380	345	299
Employee benefit and compensation plan expenses	200	178	80

Investing:
Bond refinancings and exchanges	1,787	2,257	3,065
Mortgage loan refinancings and transfers	788	1,343	573
Net asset transfers with affiliated entities	2,017	1,088	94
Net policy loan activity	359	316	335
Net premium loan activity	144	115	131
Common stock exchanges	13	9	4
Other invested asset exchanges	1,174	6	113
Real estate exchange	-	-	27

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	349	444	567
Discount on surplus notes	5	5	5

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s statutory financial statements.

These statutory financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statutory statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted, (8) current expected credit losses (CECL) are based on expected credit losses rather than incurred losses, and (9) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s statutory financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

Revisions were made to the statements of cash flows, reflecting the removal of certain non-cash transactions for the year ended December 31, 2022. “Investment income received” and “Cost of investment acquired: other investments” each decreased by $455 million. There was no change in beginning or ending cash balances for the year ended December 31, 2022.

Permitted Accounting Practice

The Company has been granted a permitted accounting practice from the Commissioner of Insurance of the State of Wisconsin, originally effective December 31, 2022, that allows for the full admissibility of the Company’s net negative interest maintenance reserve (IMR) balance. During 2023, the NAIC adopted Interpretation 23-01 Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01), which allows the admission of a net negative IMR balance up to 10% of adjusted general account capital and surplus (10% threshold), subject to certain conditions. Subsequent to this adoption, the Company’s permitted practice was amended (effective December 31, 2023, until further notice) to reflect the Company being subject to the terms of the INT 23-01 provisions and the continued full admission of the Company’s total net negative IMR above the 10% threshold.

As of December 31, 2022, if the Company’s net negative IMR were to be disallowed, the Company’s IMR liability would have increased by $212 million and statutory surplus would have decreased by $212 million. As of December 31, 2023, 10% of adjusted capital and surplus per paragraph 9.a. of INT 23-01 was $2.6 billion. The Company’s net negative IMR did not exceed the 10% threshold, and therefore without the permitted practice, the Company’s IMR and surplus would be unchanged. Net income was not impacted by the permitted practice for the years ended December 31, 2023 and 2022.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Each permitted practice is subject to certain conditions, which were and have been met by the Company. As of December 31, 2023 and 2022, if the Company had not used the above permitted practice that differs from NAIC SAP, a risk-based capital regulatory event would not have been triggered. A reconciliation of the Company’s net income and surplus between NAIC SAP and practices prescribed and permitted by the state of Wisconsin is shown below:

	For the year ended December 31,
	2023	2022
	(in millions)
Net Income, Wisconsin State Basis	$711	$912

State Permitted Practices:
Allowance of net negative IMR	-	-

Net Income, NAIC SAP	$711	$912

	December 31,
	2023	2022
	(in millions)
Statutory Surplus, Wisconsin State Basis	$30,310	$29,885

State Permitted Practices:
Allowance of net negative IMR	-	(212)

Statutory Surplus, NAIC SAP	$30,310	$29,673

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner when applying for their policy or, for certain policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Cash and Short-term Investments

Cash and short-term investments include cash deposits, securities that have maturities of one year or less at purchase, money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity and certain variable universal life policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Deposit Funds

Deposit funds include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. See Note 5 for more information regarding the Company’s deposit funds.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statutory statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statutory statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Interest Maintenance Reserve

The Company is required to maintain an IMR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the hedged item. See Note 1 for disclosure of the impact of the Company’s application of a permitted accounting practice for IMR.

INT 23-01 requires the following disclosures related to the admittance of net negative IMR. The following statements apply for the period ending December 31, 2023:

a. Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies.

b. IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with a reporting entity’s derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.

c. Any deviation to the above statements was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities.

d. Asset sales were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

The Company does not maintain separate account IMR. The Company’s unamortized general account IMR balance represents 8% of its adjusted capital and surplus as of December 31, 2023. The Company established a special surplus fund equal to its admitted net negative IMR balance of $2,458 million as of December 31, 2023. At December 31, 2023, the unamortized IMR balance included $827 million of net capital losses ($1,785 million of capital gains offset by $2,612 million of capital losses) related to derivatives carried at fair value upon termination.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statutory statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with repurchase agreements and interest expense related to the Company’s surplus notes. Accrued investment income more than ninety days past due is a nonadmitted asset. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statutory statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the respective future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $30 million and $28 million at December 31, 2023 and 2022, respectively, are included in other assets in the statutory statements of financial position and are net of accumulated depreciation of $96 million and $78 million, respectively. Non-operating system software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $552 million and $469 million at December 31, 2023 and 2022, respectively. Depreciation expense for IT equipment and software totaled $198 million, $179 million and $160 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $99 million and $116 million at December 31, 2023 and 2022, respectively. Depreciation expense for furniture, fixtures and equipment totaled $16 million, $18 million and $17 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (COLI) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, prepaid expense, and certain equity-method investments in entities for which audits are not performed, are excluded from assets and surplus in the statutory statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statutory statements of changes in surplus.

Foreign Currency Translation

The majority of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, stocks, and other investments denominated in foreign currencies. The Company also has outstanding funding agreements denominated in a foreign currency under the Funding Agreement Backed Note (FABN) program described in Note 5. Investments or funding agreements denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment or funding agreement is sold or matures, or if the related investment is determined to be other-than-temporarily impaired, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt or payment of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Subsequent Events

The Company has evaluated events subsequent to December 31, 2023 through February 13, 2024, the date these statutory financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2023 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

In February 2024, prior to the issuance of the financial statements, the Company received notice of surrender of a bank’s life insurance policies due to bank failure. The aggregate cash surrender value of the policies is approximately $1,127 million. The Company does not consider the surrender to be material to its financial position or results of operations.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related designations. Bonds designated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the statutory financial statements at amortized cost less any other-than-temporary impairment. Bonds designated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified funds include certain SVO approved bond exchange-traded fund investments and are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The statement value and fair value of bonds at December 31, 2023 and 2022, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2023	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$4,189	$3	$(323)	$3,869
States, territories, and possessions	934	10	(51)	893
Political subdivisions	365	9	(17)	357
Special revenue and assessments	18,592	141	(1,910)	16,823
All foreign governments	2,670	38	(152)	2,556
Hybrid securities	482	5	(18)	469
SVO-identified funds	21	-	-	21
Industrial and miscellaneous	164,439	1,491	(11,447)	154,483

Total bonds	$191,692	$1,697	$(13,918)	$179,471

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

December 31, 2022	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$5,027	$37	$(400)	$4,664
States, territories, and possessions	807	6	(68)	745
Political subdivisions	324	4	(27)	301
Special revenue and assessments	17,951	51	(2,467)	15,535
All foreign governments	2,465	6	(318)	2,153
Hybrid securities	436	4	(32)	408
SVO-identified funds	—	—	—	—
Industrial and miscellaneous	160,258	439	(18,389)	142,308

Total bonds	$187,268	$547	$(21,701)	$166,114

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

Statement value of bonds by SVO designation category at December 31, 2023 and 2022 was as follows:

December 31, 2023	SVO Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,189	$-	$-	$-	$-	$-	$4,189

States, territories, and possessions	934	-	-	-	-	-	934

Political subdivisions	365	-	-	-	-	-	365

Special revenue and assessments	18,467	102	23	-	-	-	18,592

All foreign governments	1,037	1,608	21	4	-	-	2,670

Hybrid securities	-	395	85	2	-	-	482

SVO-identified funds	-	21	-	-	-	-	21

Industrial and miscellaneous	86,864	64,416	5,411	4,427	3,047	274	164,439

Total bonds	$111,856	$66,542	$5,540	$4,433	$3,047	$274	$191,692

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

December 31, 2022	SVO Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,027	$-	$-	$-	$-	$-	$5,027

States, territories, and possessions	616	191	-	-	-	-	807

Political subdivisions	320	4	-	-	-	-	324

Special revenue and assessments	17,843	83	25	-	-	-	17,951

All foreign governments	964	1,473	21	7	-	-	2,465

Hybrid securities	-	342	94	-	-	-	436

SVO-identified funds	-	-	-	-	-	-	-

Industrial and miscellaneous	81,328	65,656	5,740	4,485	2,890	159	160,258

Total bonds	$106,098	$67,749	$5,880	$4,492	$2,890	$159	$187,268

Based on statement value, 93% of the Company’s bond portfolio was designated investment grade (i.e., designated 1 or 2 by the SVO) at each of December 31, 2023 and 2022.

Statement value and fair value of structured securities at December 31, 2023 and 2022, aggregated by investment grade or below investment grade (i.e., designated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2023	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$14,434	$12,995	$ -	$ -	$14,434	$12,995
Other prime	165	158	-	-	165	158
Other below-prime	1,674	1,587	2	1	1,676	1,588
Commercial mortgage-backed:
U.S. Government agencies	33	30	-	-	33	30
Conduit	5,497	5,120	57	44	5,554	5,164
Other asset-backed	18,252	17,858	59	60	18,311	17,918

Total structured securities	$40,055	$37,748	$ 118	$105	$40,173	$37,853

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

December 31, 2022	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)		(in millions)		(in millions)
Residential mortgage-backed:
U.S. Government agencies	$14,176	$12,270	$—	$—	$14,176	$12,270
Other prime	209	192	—	—	209	192
Other below-prime	1,578	1,432	2	2	1,580	1,434
Commercial mortgage-backed:
U.S. Government agencies	72	65	—	—	72	65
Conduit	5,672	5,185	26	20	5,698	5,205
Other asset-backed	16,905	16,035	137	115	17,042	16,150

Total structured securities	$38,612	$35,179	$165	$137	$38,777	$35,316

Based on statement value, over 99% of the Company’s structured securities portfolio was designated as investment grade at each of December 31, 2023 and 2022. Based on statement value, the Company’s investment in residential mortgage-backed securities issued by U.S. Government agencies was 8% of total bond investments at each of December 31, 2023 and 2022.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2023 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value

	(in millions)

Due in one year or less	$13,225	$13,157

Due after one year through five years	46,428	45,079

Due after five years through ten years	51,675	49,168

Due after ten years	87,628	79,330

Total	$198,956	$186,734

Mortgage Loans

Mortgage loans consist primarily of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $129 million and $161 million at December 31, 2023 and 2022, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2023 and 2022 was as follows:

December 31, 2023	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$9,032	$2,956	$6,183	$10,074	$-	$28,245

Office	2,769	357	1,353	3,058	-	7,537

Retail	1,467	301	1,176	1,451	-	4,395

Warehouse/Industrial	2,878	1,145	511	3,264	135	7,933

Manufactured housing	318	371	2,102	1,647	204	4,642

Other	196	195	88	130	-	609

Total	$16,660	$5,325	$11,413	$19,624	$339	$53,361

December 31, 2022	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$8,483	$2,844	$5,752	$10,336	$-	$27,415

Office	3,187	579	1,019	3,540	-	8,325

Retail	1,896	495	1,232	1,505	-	5,128

Warehouse/Industrial	2,044	1,125	420	2,582	147	6,318

Manufactured housing	286	309	1,652	1,595	204	4,046

Other	174	211	27	154	-	566

Total	$16,070	$5,563	$10,102	$19,712	$351	$51,798

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $2.2 billion and $2.9 billion at December 31, 2023 and 2022, respectively.

Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2023 and 2022 is summarized below.

For mortgage loans originated or refinanced during:	2023	2022

Minimum interest rate	3.78%	2.37%

Maximum interest rate	8.73%	7.38%

Weighted-average LTV	53%	54%

Maximum LTV	132%	69%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. For loans originated and refinanced during the year ended December 31, 2023, the maximum LTV ratio of 132% was due to one loan with a statement value of less

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

than $1 million. Excluding this loan, the highest LTV ratio was 69% related to a loan with a statement value of $65 million. At December 31, 2023 and 2022, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 55% and 53%, respectively.

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2023 and 2022 was as follows:

December 31, 2023	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$8,291	$17,003	$2,870	$81	$28,245

Office	2,616	3,278	1,056	587	7,537

Retail	826	3,043	381	145	4,395

Warehouse/Industrial	2,971	4,898	64	-	7,933

Manufactured housing	2,304	2,277	61	-	4,642

Other	443	102	-	64	609

Total	$17,451	$30,601	$4,432	$877	$53,361

December 31, 2022	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$10,631	$15,340	$1,408	$36	$27,415

Office	3,549	3,606	805	365	8,325

Retail	1,476	2,686	627	339	5,128

Warehouse/Industrial	2,631	3,664	23	-	6,318

Manufactured housing	2,466	1,580	-	-	4,046

Other	325	176	-	65	566

Total	$21,078	$27,052	$2,863	$805	$51,798

The aggregate statement value of mortgage loans with LTV in excess of 100% was $346 million and $272 million at December 31, 2023 and December 31, 2022, respectively.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2023, 2022 and 2021, respectively. The Company had no mortgage loans at either of December 31, 2023 or December 31, 2022 that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statutory statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2023 or 2022. The Company had one foreclosed mortgage loan in 2023 and none in 2022. All remaining mortgage loans were current on principal payments and contractual interest as of December 31, 2023 while one loan was in default as of December 31, 2022. The Company recognized other-than-temporary impairment losses on mortgage loans of $37 million and $25 million for the years ended December 31, 2023 and 2022, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $2,395 million and $2,361 million included in the statutory statements of financial position at December 31, 2023 and 2022, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Redeemable preferred stocks designated 1, 2 or 3 by the SVO are reported at amortized cost. Redeemable preferred stocks designated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. At December 31, 2023 and 2022, the statutory statements of financial position included $457 million and $178 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income or the present value of future cash flows generated by the property.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2023 and 2022 was as follows:

December 31, 2023	East	Midwest	South	West	Total

	(in millions)

Apartment	$301	$165	$247	$724	$1,437

Office	207	563	49	-	819

Warehouse/Industrial	293	-	-	200	493

Other	16	13	99	-	128

Total	$817	$741	$395	$924	$2,877

December 31, 2022	East	Midwest	South	West	Total

	(in millions)

Apartment	$308	$172	$275	$745	$1,500

Office	208	558	50	-	816

Warehouse/Industrial	254	-	-	203	457

Other	16	15	102	-	133

Total	$786	$745	$427	$948	$2,906

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $563 million and $558 million at December 31, 2023 and 2022, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The statement value of other investments held directly or indirectly by the Company at December 31, 2023 and 2022 was as follows:

	December 31,
	2023	2022

	(in millions)

Securities partnerships and LLCs	$12,405	$12,075

Common and preferred stocks	3,706	3,384

Real estate JVs, partnerships and LLCs	3,683	3,453

Bonds	2,282	4,470

Derivative instruments	1,302	1,680

COLI	1,230	1,037

Cash and short-term investments	1,142	795

Wholly owned real estate	1,099	1,070

Low income housing tax credit properties	727	721

Structured settlements	623	749

Other net assets (liabilities)	1,205	674

Total	$29,404	$30,108

As of December 31,2023, Other net assets (liabilities) above includes a $708 million receivable for the sale of limited partnership interests to an unaffiliated entity.

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, and tax credit properties, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2023 and 2022, respectively. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2023 and 2022 were $167 million and $161 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits. See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2023 and 2022, the value of wholly-owned SCA investments were as follows:

	December 31, 2023			December 31, 2022

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value
		(in millions)			(in millions)

NM Wealth Management Company	$257	$-	$257	$252	$-	$252

Total common stock SCAs [1]	257	-	257	252	-	252

NML Securities Holdings, LLC	14,574	-	14,574	13,299	-	13,299

NML Real Estate Holdings, LLC	1,225	-	1,225	2,145	-	2,145

QOZ Holding Company, LLC	473	-	473	389	-	389

NM Investment Services, LLC	203	-	203	170	-	170

NM Pebble Valley, LLC	179	-	179	90	-	90

NM GP Holdings, LLC	70	14	56	67	15	52

Wysh Holdings, LLC [3]	43	3	40	68	3	65

Lake Emily Holdings, LLC	39	-	39	64	-	64

Mason Street Advisors, LLC	30	30	-	79	79	-

NM-SAS, LLC	7	4	3	9	6	3

NM Investment Management Company, LLC	4	4	-	130	130	-

NM Career Distribution Holdings, LLC	3	3	-	1	1	-

GRO-SUB, LLC	2	2	-	2	2	-

NM Investment Holdings, LLC	-	-	-	1,335	-	1,335

Total other investment SCAs [2]	16,852	60	16,792	17,848	236	17,612

Total investments in SCAs	$17,109	$60	$17,049	$18,100	$236	$17,864

[1]	Reported in common and preferred stocks in the statutory statements of financial position.
[2]	Reported in other investments in the statutory statements of financial position.
[3]	Audited financial statements were not available for this entity as of December 31, 2023. A waiver was obtained to admit these assets.

Investment filings for all common stock SCAs were submitted to the NAIC during 2023. In all cases, the NAIC accepted the statement value.

Net Investment Income

The sources of net investment income for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,

	2023	2022	2021

		(in millions)

Bonds	$8,044	$6,566	$6,286

Mortgage loans	2,123	1,899	1,829

Common and preferred stocks	196	183	194

Real estate	322	310	279

Other investments	2,532	2,351	1,200

Policy loans	1,224	1,143	1,148

Amortization of IMR	(61)	292	422

Gross investment income	14,380	12,744	11,358

Less: investment expenses	1,156	976	911

Net investment income	$13,224	$11,768	$10,447

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

For the years ended December 31, 2023, 2022 and 2021 bond investment income included $12 million, $51 million and $392 million of prepayment fees, respectively, generated as a result of 43, 175 and 321 securities, respectively, tendered or otherwise redeemed as a result of a callable feature. As of December 31, 2023, the Company had $406 million of aggregate cumulative paid-in-kind interest included in the current principal value of bonds and mortgage loans in the statement of financial position.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statutory statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

Realized capital gains and losses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2023			December 31, 2022			December 31, 2021

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$202	$(2,868)	$(2,666)	$241	$(3,614)	$(3,373)	$1,637	$(395)	$1,242
Mortgage loans	3	(41)	(38)	-	(28)	(28)	-	(2)	(2)
Common and preferred stocks	104	(21)	83	395	(112)	283	494	(39)	455
Real estate	58	-	58	23	(99)	(76)	153	(42)	111
Other investments	821	(1,073)	(252)	2,154	(2,403)	(249)	1,506	(1,220)	286

Subtotal	$1,188	$(4,003)	(2,815)	$2,813	$(6,256)	(3,443)	$3,790	$(1,698)	2,092

Less: IMR net gains (losses) before taxes			(2,921)			(3,902)			1,556
Less: Capital gains tax expense (benefit)			142			171			233

Net realized capital gains (losses)			$(36)			$288			$303

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $26 billion, $28 billion, and $36 billion for the years ended December 31, 2023, 2022 and 2021, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,
	2023	2022	2021
		(in millions)

Bonds	(80)	(107)	(62)

Common and preferred stocks	(10)	(17)	(2)

Mortgage loans	(37)	(25)	-

Real estate	-	(99)	(39)

Other investments	(32)	-	(8)

Total	$(159)	$(248)	$(111)

In addition to the realized capital losses above, $99 million, $11 million and $61 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2023, 2022 and 2021, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statutory statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Changes in net unrealized capital gains and losses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,

	2023	2022	2021
	(in millions)

Bonds	$462	$(1,016)	$(470)

Mortgage loans	6	(20)	(10)

Common and preferred stocks	221	(728)	260

Deposit funds	(24)	—	—

Other investments	(487)	81	3,969

Subtotal	178	(1,683)	3,749

Change in deferred taxes	(61)	134	(260)

Change in net unrealized capital gains and losses	$117	$(1,549)	$3,489

Changes in net unrealized capital gains and losses for the years ended December 31, 2023, 2022 and 2021 included the reversal of previously unrealized capital gains of $(1,920) million, $(1,461) million and $(236) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2023 and 2022 were as follows:

	December 31, 2023

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$5,679	$5,499	$(180)	$111,062	$99,027	$(12,035)

Structured securities	1,643	1,630	(13)	26,805	24,302	(2,503)

Common and preferred stocks	65	58	(7)	317	278	(39)

Total	$7,387	$7,187	$(200)	$138,184	$123,607	$(14,577)

	December 31, 2022

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$88,076	$78,708	$(9,368)	$50,675	$40,648	$(10,027)

Structured securities	21,529	20,241	(1,288)	15,104	12,900	(2,204)

Common and preferred stocks	601	524	(77)	37	26	(11)

Total	$110,206	$99,473	$(10,733)	$65,816	$53,574	$(12,242)

Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances. These declines in fair value were primarily attributable to the impact of higher market interest rates with no specific credit concerns. As of December 31, 2023, the Company does not intend to sell these securities and believes it has the ability to hold these securities until the anticipated recovery of the remaining amortized cost basis.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

For securities without a full SVO credit analysis performed that are current on principal and interest the statutory basis of accounting allows the Company to assign a NAIC designation of “5GI” to such securities for reporting purposes. At December 31, 2023 and 2022, the statement and fair values of NAIC 5GI securities were as follows:

	December 31,

	2023			2022

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value

	($in millions)			($in millions)

Bonds	93	$2,224	$2,089	94	$2,123	$1,820
Preferred stock	4	35	35	2	13	13
Loan-backed and structured securities	1	—	—	1	—	—

Total	98	$2,259	$2,124	97	$2,136	$1,833

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statutory statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statutory statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received.

Cash collateral received, and the liability to return that collateral which is included within other liabilities in the statutory statements of financial position, had the following characteristics during 2023 and 2022:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2023	$2,932	$2,917

June 30, 2023	$2,938	$2,895

September 30, 2023	$3,117	$2,797

December 31, 2023	$2,797	$2,492

March 31, 2022	$1,277	$1,243

June 30, 2022	$2,032	$2,032

September 30, 2022	$2,352	$2,300

December 31, 2022	$2,316	$2,295

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

During 2023 and 2022, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)

		(in millions)
March 31, 2023	$2,997	$2,985	$2,917
June 30, 2023	$3,008	$2,958	$2,895
September 30, 2023	$3,150	$2,855	$2,797
December 31, 2023	$2,861	$2,545	$2,492
March 31, 2022	$1,311	$1,273	$1,243
June 30, 2022	$2,080	$2,073	$2,032
September 30, 2022	$2,406	$2,340	$2,300
December 31, 2022	$2,372	$2,336	$2,295

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC designations of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2023 and 2022 was as follows:

	December 31, 2023		December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

	(in millions)		(in millions)
30 days or less	$512	$512	$420	$420
31-60 days	282	282	345	345
61-90 days	76	76	372	372
91-120 days	80	80	27	27
121-180 days	147	147	23	22
181-365 days	278	274	391	390
1-2 years	679	676	251	250
2-3 years	350	351	223	223
Over 3 years	66	66	245	240

Total	$2,470	$2,464	$2,297	$2,289

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with the Federal Home Loan Bank of Chicago and other counterparties in connection with repurchase agreements and derivative transactions.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

At December 31, 2023 and 2022, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. All restricted assets in the below table are admitted assets in 2023 and 2022. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2023 and 2022, summarized by type of restriction, was as follows:

	December 31,
	2023	2022

	(in millions)
Loaned securities - repurchase agreements	$2,492	$2,295
Federal Home Loan Bank of Chicago pledged collateral	9,339	4,681
Derivative transactions	456	504
Federal Home Loan Bank of Chicago stock	135	121
Securities on deposit with states	3	3

Total restricted assets	$12,425	$7,604

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2023 and 2022 were as follows:

	December 31, 2023		December 31, 2022

	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)		(in millions)
Repurchase agreement collateral	$2,492	$2,545	$2,295	$2,336
Derivative collateral	1,068	1,068	2,141	2,141
Mortgage loan escrow	117	117	101	101
Real estate escrow and security deposits	5	5	4	4

Total collateral assets	$3,682	$3,735	$4,541	$4,582

At December 31, 2023 and 2022, derivative collateral received included $5 million and $0 million, respectively, related to the separate accounts. The obligation to return all other collateral received is reported as other liabilities in the statutory statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes, or otherwise do not meet the qualifications for statutory hedge accounting, are reported at fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2023 and 2022 was as follows:

	December 31,
	2023	2022

	(in millions)
Bonds:
General Account	$251	$108
Separate Accounts	-	-

Total bond collateral	$251	$108

Cash:
General Account	$1,063	$2,141
Separate Accounts	5	-

Total cash collateral	$1,068	$2,141

Bond collateral held in the general account is not reported in the statutory statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statutory statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The fair value of collateral posted by the Company at December 31, 2023 and 2022 was as follows:

	December 31,
	2023	2022

	(in millions)
Bonds posted for derivative support agreements:
General Account	$73	$69
Separate Accounts	2	2
Bonds posted for futures agreements:
General Account	178	221
Separate Accounts	15	15

Total bond collateral	$268	$307

Cash posted for derivative support agreements:
General Account	$175	$187
Separate Accounts	4	2
Cash posted for futures agreements:
General Account	-	-
Separate Accounts	9	8

Total cash collateral	$188	$197

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statutory statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statutory statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans and liabilities denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans or those owed on liabilities for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statutory statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $499 million and $411 million for the years ended December 31, 2023 and 2022, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $171 million and $139 million for the years ended December 31, 2023 and 2022, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Investment Replications

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

Bond forward replications are used to replicate a long-term bond investment through the use of cash market instruments combined with a U.S. Treasury bond forward. U.S. Treasury bond forwards obligate the Company to buy or sell from a counterparty a specified security at a specified price at a future date. Bond forward replications, including the derivative components, are reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The effects of the Company’s use of derivative instruments on the statutory statements of financial position at December 31, 2023 and 2022 were as follows:

	December 31, 2023

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$150	$-	$-	$-	$-

Interest rate swaps	1,932	-	-	-	(113)

Foreign exchange contracts:

Foreign currency swaps	15,064	846	(155)	1,276	(209)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,705	25	-	25	-

Interest rate floors	2,473	32	(2)	32	(2)

Interest rate swaps	7,933	113	(124)	113	(124)

Swaptions	4,548	273	-	273	-

Fixed income futures	11,577	-	-	-	-

Fixed income forwards	183	1	-	1	-

Foreign exchange contracts:

Foreign currency forwards	-	-	-	-	-

Foreign currency swaps	102	12	(2)	12	(2)

Investment replications

Interest rate contracts:

Interest rate swaps	673	-	-	10	(9)

Bond forwards:

Bond forwards	1,777	-	-	1	(92)

Total derivatives		$1,302	$(283)	$1,743	$(551)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	December 31, 2022

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$300	$1	$-	$1	$-

Interest rate swaps	1,947	-	-	-	(162)

Foreign exchange contracts:

Foreign currency swaps	13,623	1,199	(46)	1,862	(58)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,705	51	-	51	-

Interest rate floors	1,806	21	(3)	21	(3)

Interest rate swaps	4,666	151	(162)	151	(162)

Swaptions	4,635	242	-	242	-

Fixed income futures	10,369	-	-	-	-

Fixed income forwards	469	1	(7)	1	(7)

Foreign exchange contracts:

Foreign currency forwards	-	-	-	-	-

Foreign currency swaps	144	14	(1)	14	(1)

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	1	-

Bond forwards:

Bond forwards	-	-	-	-	-

Total derivatives		$1,680	$(219)	$2,344	$(393)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The effects of the Company’s use of derivative instruments on the statutory statements of operations and changes in surplus for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the year ended December 31, 2023
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$-

Interest rate swaps	3	-	(72)

Foreign exchange contracts:

Foreign currency swaps	(462)	48	155

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(24)	-	4

Interest rate floors	3	-	(4)

Interest rate swaps	(3)	-	(5)

Swaptions	34	-	(10)

Fixed income futures	268	(396)	-

Fixed income forwards	7	(15)	-

Foreign exchange contracts:

Foreign currency forwards	-	-	-

Foreign currency swaps	(4)	-	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Bond forwards:

Bond forwards	-	(10)	-

Total derivatives	$(178)	$(373)	$70

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	For the year ended December 31, 2022
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$3

Interest rate swaps	-	-	(12)

Foreign exchange contracts:

Foreign currency swaps	1,027	65	190

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	36	-	(2)

Interest rate floors	(17)	-	-

Interest rate swaps	(15)	-	-

Swaptions	139	-	(10)

Fixed income futures	(57)	(652)	-

Fixed income forwards	(8)	(91)	-

Foreign exchange contracts:

Foreign currency forwards	(46)	49	-

Foreign currency swaps	5	4	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Bond forwards:

Bond forwards	-	-	-

Total derivatives	$1,064	$(625)	$171

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	For the year ended December 31, 2021
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$11

Interest rate swaps	-	-	5

Foreign exchange contracts:

Foreign currency swaps	467	4	153

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	12	-	(2)

Interest rate floors	(7)	-	2

Interest rate swaps	(4)	1	3

Swaptions	27	-	(9)

Fixed income futures	(44)	273	-

Fixed income forwards	(12)	(5)	-

Foreign exchange contracts:

Foreign currency forwards	58	13	-

Foreign currency swaps	5	-	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	(2)	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Bond forwards:

Bond forwards	-	-	-

Total derivatives	$500	$286	$165

There were no changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting for the years ended December 31, 2023, 2022 and 2021.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

5.	Policy Benefit Reserves and Deposit Funds

General account policy benefit reserves at December 31, 2023 and 2022 were as follows:

	December 31,
	2023	2022

	(in millions)

Life insurance reserves	$224,837	$215,691

Disability and long-term care active life reserves	8,260	7,564

Disability and long-term care unpaid claims and claim reserves	5,944	5,528

Annuity reserves	14,919	13,660

Total policy benefit reserves	$253,960	$242,443

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Historically, policy and contract reserves were determined in accordance with standard valuation methods approved by the OCI and were computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves were based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (PBR) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2023, the Company had $2.3 trillion of total life insurance in force, including $16 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

At December 31, 2023 and 2022, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves

			December 31,
	2023	2022	2023	2022	2023	2022

			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$14,570	$13,692	$14,378	$13,479	$14,397	$13,500
Universal life with secondary guarantees	13	13	12	12	38	34
Other permanent cash value life insurance	-	-	192,206	185,111	198,033	190,196
Variable life	-	-	-	-	1,069	973
Variable universal life	10	8	10	7	62	43
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	5,347	5,192
Accidental death benefits	-	-	-	-	9	9
Disability - active lives	-	-	-	-	1,182	1,064
Disability - disabled lives	-	-	-	-	1,638	1,563
Miscellaneous reserves	-	-	-	-	3,087	3,051

Total gross life reserves [1]	14,593	13,713	206,606	198,609	224,862	215,625
Reinsurance ceded	-	-	-	-	1,150	1,184

Total net life insurance	$14,593	$13,713	$206,606	$198,609	$223,712	$214,441

1

This line includes only the Company’s general life reserves, whereas, the life insurance reserves presented in the general account policy benefit reserves table above include life and annuity unpaid claims.

At December 31, 2023 and 2022, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2023	2022	2023	2022	2023	2022

			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$9,712	$8,399	$8,688	$7,476
Variable universal life	2,253	1,837	2,338	1,690	2,285	1,654

Total gross life reserves	$2,253	$1,837	$12,050	$10,089	$10,973	$9,130

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$2,253	$1,837	$12,050	$10,089	$10,973	$9,130

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2023 and 2022.

	December 31,
	2023	2022

	(in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$220,774	$211,671
Accidental death benefits	9	9
Disability - active lives	1,182	1,064
Disability - disabled lives	1,636	1,561
Miscellaneous reserves	111	136

Subtotal net life insurance	223,712	214,441

From Separate Accounts Annual Statement:
Life insurance	10,973	9,130

Combined Total	$234,685	$223,571

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statutory statements of operations.

Deposit Funds

Deposit fund liabilities at December 31, 2023 and 2022 were $13.1 billion and $11.0 billion, respectively. Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $262 million and $270 million at December 31, 2023 and 2022, respectively. Accounts were credited with interest at annual rates ranging from 3.66% to 5.20% and 0.01% to 3.87% during 2023 and 2022, respectively. The crediting interest rates changed 46 times and 42 times during 2023 and 2022, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The Company is a member of the Federal Home Loan Bank of Chicago (FHLBC) and issues funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested as part of a spread lending strategy. The Company is required to pledge collateral to the FHLBC in the form of eligible investments when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2023 and 2022, the Company held $135 million and $121 million of FHLBC activity stock, respectively. The amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)

	(in millions)
December 31, 2023	$9,339	$8,352
December 31, 2022	4,681	4,195

(1)	Includes amounts in excess of minimum requirements

The maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
		(in millions)
December 31, 2023	$9,468	$8,149	$2,834
December 31, 2022	4,718	4,451	2,188

The amount borrowed from FHLBC, in the form of funding agreements, was as follows:

	December 31,	December 31,
	2023	2022
	(in millions)	(in millions)

Borrowed	$3,011	$2,698

Deposit fund reserves	$3,019	$2,707

Max borrowed during the year	$3,436	$2,698

Borrowing capacity as determined by insurer	$16,000	$8,000

The Company does not have prepayment obligations for these funding agreements.

The Company has established a $20 billion global FABN program. As part of this program, a special purpose entity issues medium term notes (Notes) to investors. Note proceeds are used to purchase funding agreements from the Company. The issued funding agreements have payment terms substantially identical to the Notes. As of December 31, 2023 and 2022, the Company had issued and outstanding funding agreements of $6.2 billion and $4.2 billion, respectively.

During 2023, the Company established a funding agreement-backed commercial paper program (the “FACP Program”). Under the FACP Program, Northwestern Mutual Short Term Funding, LLC (“NMSTF”) may issue commercial paper and deposit the proceeds with the Company pursuant to a funding agreement issued by the Company to NMSTF. The current maximum aggregate principal amount permitted to be outstanding at any one time under the FACP Program is $8.0 billion. As of December 31, 2023, the Company had no FACP Program funding agreements outstanding.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

For all deposit type contracts, reserves reflect the accumulated value. For funding agreements with fixed rate interest payments, the Company utilizes valuation interest rates to calculate the present value (floored at the accumulated value) of any future cash flow amounts. Amounts in excess of accumulated values are recorded as an additional reserve and are reported in the deposit fund reserve balance above.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2023 and 2022, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total

	December 31,
	2023	2022	2023	2022	2023	2022

	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$195	$106	$-	$-	$195	$106
- at book value less surrender charge of 5% or more	81	67	-	-	81	67
- at fair value	-	-	21,204	19,556	21,204	19,556

Total with market value adjustment or at fair value	276	173	21,204	19,556	21,480	19,729
- at book value without adjustment	1,457	1,665	-	-	1,457	1,665
Not subject to discretionary withdrawal	11,024	9,723	268	248	11,292	9,971

Total gross individual annuities	12,757	11,561	21,472	19,804	34,229	31,365
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$12,757	$11,561	$21,472	$19,804	$34,229	$31,365

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$14	$13	$14	$13

Total with market value adjustment or at fair value	-	-	14	13	14	13
Not subject to discretionary withdrawal	2,162	2,099	5,472	5,105	7,634	7,204

Total gross group annuities	2,162	2,099	5,486	5,118	7,648	7,217
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$2,162	$2,099	$5,486	$5,118	$7,648	$7,217

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$314	$101	$-	$-	$314	$101
- at fair value	-	-	30	28	30	28

Total with market value adjustment or at fair value	314	101	30	28	344	129
- at book value without adjustment	3,153	3,719	-	-	3,153	3,719
Not subject to discretionary withdrawal	9,605	7,167	-	-	9,605	7,167

Total gross deposit-type contracts	13,072	10,987	30	28	13,102	11,015
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$13,072	$10,987	$30	$28	$13,102	$11,015

Total annuity reserves and deposit funds	$27,991	$24,647	$26,988	$24,950	$54,979	$49,597

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $5 million of those reserves will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2024.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2023 and 2022.

	December 31,
	2023	2022

	(in millions)
From Life, Accident & Health Annual Statement:
Annuities	$13,078	$11,930
Supplementary contracts with life contingencies	1,841	1,730
Deposit-type contracts	13,072	10,987

Subtotal net annuity reserves	27,991	24,647
From Separate Accounts Annual Statement:
Annuities	26,690	24,674
Supplementary contracts	268	248
Other contract deposit funds	30	28

Subtotal net annuity reserves	26,988	24,950

Combined Total	$54,979	$49,597

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2023 and 2022 were as follows:

	For the years ended

	December 31,
	2023	2022

	(in millions)

Balance at January 1	$5,528	$5,455

Incurred related to:
Current year	1,155	998
Prior years	98	(129)

Total incurred	1,253	869

Paid related to:
Current year	(50)	(47)
Prior years	(787)	(749)

Total paid	(837)	(796)

Balance at December 31	$5,944	$5,528

Changes in reserves for incurred claims related to prior years are generally the result of differences between claim experience assumed in reserve calculations and subsequent actual claim experience. Current and prior year incurred and paid amounts for the year ended December 31, 2022 have been revised by the Company.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2023 and 2022, reserves required as a result of AAT were as follows:

	December 31,
	2023	2022

	(in millions)

Annuities and deposit funds	$50	$45
Life insurance	-	2

Total reserves	$50	$47

Statutory Minimum Reserves

The Company has the option to establish policy benefit and deposit fund reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $1,565 million and $1,400 million at December 31, 2023 and 2022, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statutory statements of financial position.

Deferred and uncollected premiums at December 31, 2023 and 2022 were as follows:

	December 31, 2023		December 31, 2022

	Gross	Net	Gross	Net

	(in millions)		(in millions)

Ordinary new business	$366	$232	$372	$243
Ordinary renewal	3,431	2,778	3,281	2,660

Total deferred and uncollected premiums	$3,797	$3,010	$3,653	$2,903

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

7.	Separate Accounts

Separate account liabilities at December 31, 2023 and 2022 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,
	2023	2022	2023	2022	2023	2022

			(in millions)

Separate account reserves	$10,973	$9,130	$26,988	$24,950	$37,961	$34,080
Non-policy liabilities					255	201

Total separate account liabilities					$38,216	$34,281

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $8 million and $10 million attributable to GMDB at December 31, 2023 and 2022, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.5 billion and $1.6 billion for the years ended December 31, 2023 and 2022, respectively. These amounts are reported as premiums in the statutory statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statutory statements of operations. The following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these statutory financial statements:

	At and for the years ended December 31,

	2023	2022	2021

	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,557	$1,670	$1,724

Transfers from separate accounts	(2,564)	(2,160)	(2,529)

Net transfers from separate accounts	$(1,007)	$(490)	$(805)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2023 and 2022 and does not expect to make a contribution to the plans during 2024.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. Additionally, the Company does not provide a subsidy for retiree health care coverage for employees retiring on or after January 1, 2022.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2023 and 2022, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2023	2022	2023	2022

	(in millions)		(in millions)
Fair value of plan assets at January 1	$4,996	$6,504	$76	$100

Changes in plan assets:

Actual return on plan assets	560	(1,315)	5	(20)

Actual plan benefits paid	(192)	(193)	(11)	(4)

Fair value of plan assets at December 31	$5,364	$4,996	$70	$76

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices. The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2023 and 2022 were as follows:

	Target Allocation		Actual Allocation

	2023	2022	2023	2022

Bonds	73%	74%	73%	70%

Equity investments	26%	25%	26%	27%

Other investments	1%	1%	1%	3%

Total assets	100%	100%	100%	100%

At each of December 31, 2023 and 2022, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2023 and 2022 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2023	2022	2023	2022

	(in millions)		(in millions)

Projected benefit obligation at January 1	$5,247	$7,038	$457	$628

Changes in benefit obligation:

Service cost of benefits earned	192	240	5	8

Interest cost on projected obligations	255	173	21	13

Projected gross plan benefits paid	(214)	(204)	(27)	(27)

Experience (gains)/losses	193	(2,000)	1	(165)

Plan amendments and other	-	-	-	-

Projected benefit obligation at December 31	$5,673	$5,247	$457	$457

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $5.4 billion and $5.0 billion for the years ended December 31, 2023 and 2022, respectively. Experience (gains)/losses for each of the years ended December 31, 2023 and 2022 primarily reflect the impact of changes in the PBO discount rate.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2023 and 2022 and the net periodic benefit cost for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2023	2022	2023	2022
Projected benefit obligation:

Weighted average discount rate	4.80%	5.00%	4.79%	4.98%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	4.78%	4.99%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2023	2022	2021	2023	2022	2021
Net periodic benefit cost:
Weighted average discount rate	5.00%	2.77%	2.44%	4.98%	2.72%	2.37%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.00%	5.25%	5.75%	6.00%	5.25%	5.75%
Cash balance plan interest crediting rate	4.99%	3.00%	2.39%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2023	2022

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2024	2023

The Company’s exposure to medical inflation is limited to a maximum annual increase of 3%. In the event annual premiums increase greater than 3% plan participants are responsible for the balance of premiums which exceeded the 3% limit.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Benefit Plan Funded Status

The following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2023 and 2022.

	Defined Benefit Plans		Postretirement Benefit Plans

	2023	2022	2023	2022

	(in millions)		(in millions)

Fair value of plan assets	$5,364	$4,996	$69	$76

Projected benefit obligation	5,673	5,247	457	457

Funded status	(309)	(251)	(388)	(381)

Nonadmitted asset	(853)	(818)	-	-

Financial statement liability	$(1,162)	$(1,069)	$(388)	$(381)

The PBO for defined benefit plans above included $1,162 million and $1,069 million related to unfunded non-qualified plans at December 31, 2023 and 2022, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 119% and 120% of the projected benefit obligations of these plans at December 31, 2023 and 2022, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statutory statements of changes in surplus.

Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2023 and 2022:

	For the year ended December 31, 2023

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

		(in millions)		(in millions)
Balance at January 1	$(863)	$90	$241	$20	$160

Amortization from surplus into net periodic benefit cost	36	(25)	(30)	(1)	(12)

Changes in plan assets and benefit obligations recognized in surplus	50	-	-	(7)	-

Balance at December 31	$(777)	$65	$211	$12	$148

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	For the year ended December 31, 2022

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

		(in millions)		(in millions)
Balance at January 1	$(1,215)	$115	$258	$(125)	$173

Amortization from surplus into net periodic benefit cost	34	(25)	(17)	4	(13)

Changes in plan assets and benefit obligations recognized in surplus	318	-	-	141	-

Balance at December 31	$(863)	$90	$241	$20	$160

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2023	2022	2021	2023	2022	2021

	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$192	$240	$205	$5	$8	$10

Interest cost on projected obligations	255	173	141	21	13	11

Amortization of experience losses	36	34	67	(1)	4	7

Amortization of prior service (credits) costs	(25)	(25)	(25)	(12)	(12)	(12)

Amortization of initial net asset	(31)	(16)	(27)	—	—	—

Expected return on plan assets	(294)	(337)	(349)	(5)	(5)	(5)

Curtailment	—	—	—	—	—	—

Net periodic benefit cost (credit)	$133	$69	$12	$8	$8	$11

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2024 through 2033 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2024	$217	$27

2025	261	27

2026	272	26

2027	283	26

2028	290	26

2029-2033	1,594	130

Total	$2,917	$262

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company may provide a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2023, 2022 and 2021, the Company expensed total contributions to these plans of $39 million, $37 million and $34 million, respectively. In lieu of making matching contributions to the employee 401(k) plan in 2023, 2022 and 2021, the Company made additional contributions to the cash balance plan in these years.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60 - 80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2023 and 2022, the net amount due from NLTC under this agreement was $48 million and $45 million, respectively.

Amounts in the statutory financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.6 billion and $1.7 billion at December 31, 2023 and 2022, respectively. The Company has reinsured all risks disclosed in the statutory financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,
	2023	2022	2021

	(in millions)

Direct premium revenue	$22,213	$22,500	$22,936

Premiums assumed	866	840	830

Premiums ceded	(1,076)	(1,052)	(995)

Premium revenue	$22,003	$22,288	$22,771

Direct benefit expense	$23,564	$23,494	$23,975

Benefits assumed	1,017	771	915

Benefits ceded	(797)	(824)	(937)

Total benefits	$23,784	$23,441	$23,953

In addition, the Company received $115 million, $120 million and $127 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2023, 2022 and 2021, respectively. These amounts are reported in other income in the statutory statements of operations. For the years ended December 31, 2023, 2022 and 2021, the Company incurred $113 million, $116 million and $130 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2023 and 2022 that were considered by the Company to be uncollectible. No reinsurance contracts were identified which require disclosure under paragraph 79-84 of SSAP No. 61R -Life, Deposit-Type and Accident and Health Reinsurance.

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	Mason Street Advisors, LLC
NML Real Estate Holdings, LLC & subsidiaries	NM GP Holdings, LLC & subsidiaries
NML Securities Holdings, LLC & subsidiaries	NM Pebble Valley, LLC
Northwestern Mutual MU TLD Registry, LLC	Northwestern Mutual Registry, LLC
Northwestern Mutual Wealth Management Company	QOZ Holding Co, LLC & subsidiaries
NM Investment Holdings, LLC	NM Career Distrib. Holdings, LLC & subsidiaries
GRO, LLC and GRO-SUB, LLC	NM SAS, LLC & subsidiaries
NM Investment Management Co., LLC & subsidiaries	NM VI Holdings, LLC & subsidiaries
Northwestern Long Term Care Ins. Co	Wysh Holdings, LLC & subsidiaries
Wysh Life & Health Insurance Co. & subsidiaries	Lake Emily Holdings, LLC & subsidiaries
NMU Holdings, LLC & subsidiaries

The Company collects from or refunds to these entities their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these entities determine their share of consolidated tax payments or refunds as if each entity filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense (benefit) in the statutory statements of operations for the years ended December 31, 2023, 2022 and 2021 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2023	2022	2021

		(in millions)
Tax payable on ordinary income	$220	$154	$(914)
Low income housing tax credits	(167)	(161)	(150)
Other tax credits	(48)	(133)	(122)
Change in contingent tax liabilities	—	(20)	20

Total current tax expense (benefit)	$5	$(160)	$(1,166)

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax (benefit) expense of $(613) million, $(819) million and $327 million was included in net IMR deferrals for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, net realized capital gains and losses as reported in the statutory statements of operations included current tax expense of $142 million, $171 million and $233 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2023, 2022 and 2021 differs from the amount obtained by applying the statutory rate of 21% to gain (loss) from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2023	2022	2021

	(in millions)

Provision computed at statutory rate	$(433)	$(626)	$336

Adjustments to the statutory rate:

Subsidiary distributions	(376)	(282)	(28)

Tax credits	(247)	(296)	(270)

Amortization of IMR	13	(61)	(89)

Dividends received deduction	(41)	(44)	(41)

Employee benefits	5	(15)	(22)

Deferred adjustments	(94)	86	110

Other	98	(27)	(127)

Total statutory income tax benefit	$(1,075)	$(1,265)	$(131)

Federal income tax (benefit) expense reported on the statutory statements of operations	$5	$(160)	$(1,166)

Capital gains tax (benefit) expense, net of IMR transfers	(472)	(648)	559

Change in net deferred tax assets	(608)	(457)	476

	$(1,075)	$(1,265)	$(131)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made net income tax payments, including subsidiaries, of $0 million, $135 million and $295 million to the IRS during the years ended December 31, 2023, 2022 and 2021, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2023, 2022 and 2021 that are available for recoupment are $0 million, $1 million and $1,133 million, respectively.

Federal income tax returns for 2018 and prior years are closed as to further assessment of tax. Income taxes payable in the statutory statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date. The Company had no deposits admitted under Section 6603 of the IRS Code.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the company. For the years ended December 31, 2023 and 2022 contingent liabilities were as follows:

	For the years ended December 31,
	2023	2022

	(in millions)
Balance at January 1	$-	$20
(Reductions) additions for tax positions of prior years	-	(20)

Balance at December 31	$-	$-

Included in contingent tax liabilities at December 31, 2023 and 2022 were no tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. As of December 31, 2023 and 2022, the Company had no tax positions for which the ultimate deductibility is not certain.

The Company recognized no interest-related tax (benefit) expense for the years ended December 31, 2023, 2022 and 2021.

The Inflation Reduction Act, which created a new corporate minimum tax (CAMT) effective for calendar year taxpayers January 1, 2023, was enacted on August 16, 2022. The company is an applicable reporting entity and the accompanying statutory financial statements include an estimated impact of the CAMT of zero for the year ended December 31, 2023.

The components of net deferred tax assets reported in the statutory statements of financial position at December 31, 2023 and 2022 were as follows:

	December 31,
	2023	2022	Change

	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,362	$1,265	$97
Investments	651	735	(84)
Policy benefit liabilities	1,968	1,832	136
Benefit plan obligations	545	522	23
Capitalized R&D	265	53	212
Fixed assets	21	20	1
Other	149	78	71

Gross deferred tax assets	4,961	4,505	456

Nonadmitted deferred tax assets	333	50	283

Gross admitted deferred tax assets	4,628	4,455	173

Deferred tax liabilities:
Investments	1,480	1,526	(46)
Other	776	820	(44)

Gross deferred tax liabilities	2,256	2,346	(90)

Net deferred tax assets	$2,372	$2,109	$263

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The Company exceeded the minimum RBC level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2023 and 2022.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2023 and 2022 were as follows (in millions):

	December 31, 2023			December 31, 2022				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$4,310	$651	$4,961	$3,770	$735	$4,505	$540	$(84)	$456
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,310	651	4,961	3,770	735	4,505	540	(84)	456
Deferred tax assets nonadmitted	333	-	333	50	-	50	283	-	283

Subtotal net admitted deferred tax asset	3,977	651	4,628	3,720	735	4,455	257	(84)	173
Deferred tax liabilities	776	1,480	2,256	820	1,526	2,346	(44)	(46)	(90)

Net admitted deferred tax asset/ (liability)	$3,201	$(829)	$2,372	$2,900	$(791)	$2,109	$301	$(38)	$263

	December 31, 2023			December 31, 2022			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital		Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$121	$121	$-	$241	$241	$-	$(120	) $	(120)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	2,078	173	2,251	1,778	89	1,867	$300	$84		$384
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,900	356	2,256	1,942	405	2,347	$(42)	$(49)		$(91)

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,978	$650	$4,628	$3,720	$735	$4,455	$258	$(85)		$173

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$2,251			$1,867				$384

b. Adjusted gross deferred tax assets allowed per limitation threshold			$4,186			$4,162				$24

Ratio percentage used to determine recovery period and threshold limitation amount			1031%			1060%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$27,908			$27,748

All gross deferred tax liabilities have been recognized at December 31, 2023 and 2022. The Company did not employ tax planning strategies in its valuation allowance assessment at either December 31, 2023 or 2022. At December 31, 2023 and 2022, the percentage of net ordinary deferred tax assets admitted as a result of tax planning strategies was 0% and 0%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate acquisitions, mortgage loans and other investments. These forward commitments aggregated to $7.9 billion and $9.3 billion at December 31, 2023 and 2022, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2023.

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives and financial representative programs (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than 1 year to 12.9 years at December 31, 2023.

The following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2023 and 2022, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2023			December 31, 2022

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation	$119		$1	$47		$-

Guarantees of real estate obligations	497		5	445		4

Guarantees issued on behalf of wholly-owned subsidiaries	62		-	78		-

Guarantees on behalf of field loan support program	74		-	71		-

Total guarantees	$752		$6	$641		$4

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was most recently amended in 2020 to extend the length of the agreement through December 31, 2025 and increase the aggregate capital contribution limit from $200 million to $300 million. The Company contributed capital to NLTC of $15 million and $10 million for the years ended December 31, 2023 and 2022, respectively. The Company has contributed a total of $245 million to NLTC through December 31, 2023. The Company reported a payable to NLTC of $62 million and $59 million at December 31, 2023 and 2022, respectively, which is reported in other liabilities in the statutory statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2023:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
			(in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,305	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	277	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,166	49	197	3.625%	9/30/2059
2021 Notes	3/22/2021	900	897	31	86	3.450%	3/30/2051
	Total

		$4,671	$4,485	$200	$1,865

On March 22, 2021 the Company issued surplus notes (“2021 notes”) with a principal balance of $900 million, bearing interest at 3.450% and having a maturity date of March 30, 2051. The 2021 notes were issued at an offering price of 99.652%, receiving net proceeds of $897 million.

Each series of notes was distributed pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Interest on the 2010, 2017, and 2019 notes is payable semi-annually on March 30 and September 30 while interest on the 2021 notes is payable semi-annually on June 30 and December 30. All interest payments are subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 and 2021 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017, 2019, and 2021 notes are redeemable, at par, in the event of certain defined tax events.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017, 2019, or 2021 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2023 and 2022.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Accounting Principles No. 100 - Revised, Fair Value Measurements (SSAP 100R). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“Level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“Level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“Level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100R, the statement value and fair value at December 31, 2023 and 2022 were as follows:

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	December 31, 2023

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

			(in millions)
General account investment assets:
Bonds	$191,692	$179,471	$3,785	$155,552	$20,134	$-
Mortgage loans	53,361	49,097	-	-	49,097	-
Common and preferred stocks	2,337	2,340	1,473	392	475	-
Policy loans	19,003	19,003	-	-	19,003	-
Derivative assets	1,302	1,743	-	1,743	-	-
Other invested assets	355	333	-	193	140	-
Cash and short-term investments	8,826	8,826	1,562	7,264	-	-

Separate account assets	38,216	38,216	34,183	2,705	777	551

General account liabilities:
Investment-type insurance reserves	$14,605	$13,797	$-	$-	$13,797	$-
Liabilities for repurchase agreements	2,492	2,492	-	2,492	-	-
Derivative liabilities	283	551	-	551	-	-

Separate account liabilities	38,216	38,216	34,183	2,705	777	551

	December 31, 2022

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

			(in millions)
General account investment assets:
Bonds	$187,268	$166,114	$4,588	$145,263	$16,263	$-
Mortgage loans	51,798	46,724	-	-	46,724	-
Common and preferred stocks	2,051	2,041	1,398	110	533	-
Policy loans	17,653	17,653	-	-	17,653	-
Derivative assets	1,680	2,344	-	2,344	-	-
Other invested assets	241	212	-	174	38	-

Cash and short-term investments	4,476	4,476	543	3,933	-	-

Separate account assets	34,281	34,281	30,448	2,640	759	434
General account liabilities:
Investment-type insurance reserves	$12,596	$11,647	$-	$-	$11,647	$-
Liabilities for repurchase agreements	2,294	2,294	-	2,294	-	-
Derivative liabilities	219	393	-	393	-	-

Separate account liabilities	34,281	34,281	30,448	2,640	759	434

Bonds

Bonds classified as Level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

securities, are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as Level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as Level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. See Note 4 for more information regarding the Company’s derivative investments.

Other Invested Assets

Other Invested Assets primarily consist of the Company’s investment in surplus note issuances of other mutual insurance companies and residual tranches. The surplus note instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The fair value of residual tranches is derived using non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs and therefore is classified as Level 3.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as Level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value. Separate account assets for

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

which fair value is determined by a Net Asset Value (NAV) are mutual funds for which the NAV is used as a practical expedient as allowed under SSAP 100R.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100R are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statutory statements of financial position at December 31, 2023 and 2022.

	December 31, 2023

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$21	$-	$219	$-	$240
Common and preferred stocks	1,472	1	475	-	1,948
Money market mutual funds	1,391	-	-	-	1,391
Other invested assets	-	-	120	-	120
Derivative assets	-	456	-	-	456
Derivative liabilities	-	128	-	-	128

Total general account	$2,884	$585	$814	$-	$4,283

Separate accounts:
Mutual fund investments	$32,726	$-	$-	$-	$32,726
Other benefit plan assets/liabilities	23	24	6	3	56
Pension and postretirement assets:
Bonds	501	2,626	133	-	3,260
Common and preferred stock	810	-	63	548	1,421
Cash and short-term securities	33	46	-	-	79
Other assets/liabilities	90	9	575	-	674

Subtotal pension and postretirement assets	1,434	2,681	771	548	5,434

Total separate accounts	$34,183	$2,705	$777	$551	$38,216

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	December 31, 2022

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$-	$2	$55	$-	$57
Common and preferred stocks	1,399	-	533	-	1,932
Money market mutual funds	491	-	-	-	491
Other invested assets	-	-	38	-	38
Derivative assets	-	480	-	-	480
Derivative liabilities	-	173	-	-	173

Total general account	$1,890	$655	$626	$-	$3,171

Separate accounts:
Mutual fund investments	$29,170	$-	$-	$-	$29,170
Other benefit plan assets/liabilities	12	20	5	3	40
Pension and postretirement assets:
Bonds	332	2,554	118	-	3,004
Common and preferred stock	772	-	50	431	1,253
Cash and short-term securities	16	63	-	-	79
Other assets/liabilities	146	3	586	-	735

Subtotal pension and postretirement assets	1,266	2,620	754	431	5,071

Total separate accounts	$30,448	$2,640	$759	$434	$34,281

During 2023 and 2022, transfers into Level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of Level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities.

The following tables summarize the changes in fair value of Level 3 financial instruments for the years ended December 31, 2023 and 2022.

For the year ended December 31, 2023	General account common and preferred stock	General account bonds	General account other invested assets	Derivative assets	Separate account assets

			(in millions)
Fair value, beginning of period	$533	$55	$38	$-	$759

Realized gains/(losses)	32	(33)	-	-	37

Unrealized gains/(losses)	(60)	(27)	(8)	-	34

Issuances	-	-	-	-	-

Purchases	68	21	90	-	66

Sales	(100)	(2)	-	-	(119)

Settlements	-	-	-	-	-

Net discount/premium	2	(2)	-	-	1

Transfers into Level 3	-	207	-	-	-

Transfers out of Level 3	-	-	-	-	(1)

Fair value, end of period	$475	$219	$120	$-	$777

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

For the year ended December 31, 2022	General account common and preferred stock	General account bonds	General account other invested assets	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$606	$115	$-	$-	$758

Realized gains/(losses)	104	(102)	-	-	74

Unrealized gains/(losses)	(25)	34	(13)	-	(58)

Issuances	-	-	-	-	-

Purchases	45	2	51	-	125

Sales	(196)	(29)	-	-	(148)

Settlements	-	-	-	-	-

Net discount/premium	1	-	-	-	-

Transfers into Level 3	-	35	-	-	10

Transfers out of Level 3	(2)	-	-	-	(2)

Fair value, end of period	$533	$55	$38	$-	$759

The fair values of Level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”) as of December 31, 2023 and for the year then ended and our report thereon is presented in this document. That audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental selected statutory financial data, investment risk interrogatories, and summary investment schedule (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Milwaukee, Wisconsin

February 13, 2024

PricewaterhouseCoopers LLP, 833 E. Michigan, Milwaukee, WI 53202

T: (414) 212 1600, www.pwc.com/us

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2023

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Office of the Commissioner of Insurance of Wisconsin subjected to audit procedures by independent auditors.

(in millions)
Investment Income Earned:

U.S. Government bonds	$122

Other bonds (unaffiliated)	7,922

Bonds of affiliates	—

Preferred stocks (unaffiliated)	15

Preferred stocks of affiliates	—

Common stocks (unaffiliated)	51

Common stocks of affiliates	130

Mortgage loans	2,123

Real estate	322

Premium notes, policy loans and liens	1,224

Cash on hand and on deposit	2

Short-term investments	349

Other invested assets	2,092

Derivative instruments	70

Aggregate write-ins for investment income	19

Gross investment income	$14,441

Real Estate Owned - Book Value less Encumbrances	$2,877

Mortgage Loans - Book Value:

Farm mortgages	$—

Residential mortgages	—

Commercial mortgages	53,361

Total mortgage loans	$53,361

Mortgage Loans by Standing - Book Value:

Good standing	$53,361

Good standing with restructured terms	—

Interest overdue more than 90 days, not in foreclosure	—

Foreclosure in process	—

Other Long Term Assets - Statement Value	$27,109

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

Bonds	$—

Preferred stocks	$—

Common stocks	$515

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2023

(in millions)
Bonds and Short-Term Investments by NAIC Designation and Maturity:

Bonds by Maturity - Statement Value:

Due within one year or less	$19,880

Over 1 year through 5 years	65,361

Over 5 years through 10 years	53,590

Over 10 years through 20 years	27,677

Over 20 years	32,427

No Maturity Date	21

Total by Maturity	$198,956

Bonds by NAIC Designation - Statement Value:

NAIC 1	$117,336

NAIC 2	68,326

NAIC 3	5,540

NAIC 4	4,433

NAIC 5	3,047

NAIC 6	274

Total by NAIC Designation	$198,956

Total Bonds Publicly Traded	$113,181

Total Bonds Privately Placed	$85,775

Preferred stocks - Statement Value	$457

Common stocks - Market Value	$2,395

Short Term Investments - Book Value	$2,924

Options, Caps & Floors Owned - Statement Value	$331

Options, Caps & Floors Written and In Force - Statement Value	$—

Collar, Swap & Forward Agreements Open - Statement Value	$971

Futures Contracts Open - Current Value	$—

Cash on deposit	$172

Life Insurance In Force:

Industrial	$—

Ordinary	$2,309,518

Credit life	$—

Group life	$7,550

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2023

(in millions)
Amount of Accidental Death Insurance in

Force Under Ordinary Policies	$4,562

Life Insurance Policies with Disability Provisions In Force

Industrial	$—

Ordinary	$1,350,177

Credit life	$—

Group life	$6,500

Supplementary Contracts In Force:

Ordinary - Not Involving Life Contingencies:

Amount on deposit	$2,554

Income payable	$79

Ordinary - Involving Life Contingencies

Income payable	$159

Group - Not Involving Life Contingencies

Amount of deposit	$—

Income payable	$—

Group Involving Life Contingencies

Income payable	$—

Annuities - Ordinary:

Immediate - amount of income payable	$561

Deferred - fully paid account balance	$710

Deferred - not fully paid - account balance	$22,179

Annuities - Group:

Amount of income payable	$—

Fully paid account balance	$980

Not fully paid - account balance	$6,668

Accident and Health Insurance - Premiums In Force:

Group	$125

Other	$1,458

Credit	$—

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2023

(in millions)
Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$9,826

Dividend accumulations - account balance	$51

Claim Payments - 2023:

Group Accident and Health

Year Ended December 31, 2023:
2023	$4

2022	$5

2021	$3

2020	$2

2019	$2

Prior	$12

Other Accident and Health:
2023	$46

2022	$120

2021	$100

2020	$67

2019	$57

Prior	$420

Other coverages that use developmental methods to calculate

Claims Reserves:
2023	$—

2022	$—

2021	$—

2020	$—

2019	$—

Prior	$—

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

Answer the following interrogatories by stating the applicable U.S. Dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable 20 through 24. Answer each of the interrogatories 5 through 19 (except 11) only if the reporting entity’s aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity’s total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts.

1. State the reporting entity’s total admitted assets as reported on Page 2 of this Annual Statement.	$320,612,631,359

2.

State by investment category the 10 largest exposures to a single issuer/borrow/investment, excluding U.S. Government, U.S. government agency securities and those U.S. Government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as, exempt, property occupied by the company and policy loans.

	1	2	2	3
	Issuer	Description of Exposure	Amount	Percentage of Total
			(in millions)	Admitted Assets
2.01	DUKE ENERGY CORP	Bonds	$1,075	0.3%
2.02	BERKSHIRE HATHAWAY - UTILITY	Bonds, Stocks	$1,002	0.3%
2.03	SOUTHERN CO	Bonds, Stocks, TCI	$978	0.3%
2.04	BANK OF AMERICA CORP	Bonds, Stocks	$963	0.3%
2.05	AMAZONCOM INC	Bonds, Stocks	$935	0.3%
2.06	NATIONAL FOOTBALL LEAGUE INC	Bonds	$892	0.3%
2.07	NEXTERA ENERGY INC	Bonds, Stocks, TCI	$883	0.3%
2.08	DOMINION ENERGY INC	Bonds, Stocks	$859	0.3%
2.09	UNITEDHEALTH GROUP INC	Bonds, Stocks, TCI	$820	0.3%
2.10	EXELON CORP	Bonds, Stocks	$818	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designations.

Bonds	1	2	Preferred Stocks	3	4
	(in millions)			(in millions)
NAIC-1	$117,336	36.6%	NAIC-1	$216	0.1%
NAIC-2	$68,326	21.3%	NAIC-2	$186	0.1%
NAIC-3	$5,540	1.7%	NAIC-3		—%
NAIC-4	$4,433	1.4%	NAIC-4		—%
NAIC-5	$3,047	1.0%	NAIC-5	$35	—%
NAIC-6	$274	0.1%	NAIC-6	$20	—%

4.

State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86 – Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions), including

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets Yes ( ) No (X)
		1	2
		(in millions)
4.02	Total admitted assets held in foreign investments	$31,369	9.8%
4.03	Foreign-currency denominated investments of	$—	— %
4.04	Insurance liabilities denominated in that same foreign currency	$—	— %

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

If response to 4.01 above is yes, detail is not required for interrogatories 5 – 10.

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2

		(in millions)

5.01	NAIC-1	$28,134	8.8%

5.02	NAIC-2	$2,987	0.9%

5.03	NAIC-3 or below	$248	0.1%

6.	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC – 1:	(in millions)

6.01	UNITED KINGDOM	$11,934	3.7%

6.02	AUSTRALIA	$5,535	1.7%

	Countries designated NAIC-2

6.03	MEXICO	$774	0.2%

6.04	ITALY	$484	0.2%

	Countries designated NAIC – 3 or below:

6.05	SOUTH AFRICA	$156	0.0%

6.06	LIBERIA	$30	0.0%

	1	2
	(in millions)

7. Aggregate unhedged foreign currency exposure:	$312	0.1%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

		1	2
		(in millions)

8.01	Countries designated NAIC-1	$312	0.1%

8.02	Countries designated NAIC-2	$—	0.0%

8.03	Countries designated NAIC-3 or below	$—	0.0%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

9.	Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC – 1:	(in millions)
9.01	UNITED KINGDOM	$201	0.1%
9.02	IRELAND	$67	0.0%

	Countries designated NAIC-2
9.03		$—	0.0%
9.04		$—	0.0%

	Countries designated NAIC – 3 or below:
9.05		$—	0.0%
9.06		$—	0.0%

10.	List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2	3	4

				Percentage of Total

	Issuer	NAIC	Amount	Admitted Assets
		Designation
			(in millions)

10.01	BROOKFIELD INFRASTRUCTURE PART	2	$690	0.2%

10.02	HSBC HOLDINGS PLC	1	$540	0.2%

10.03	HEATHROW FUNDING LTD	2	$478	0.2%

10.04	ROYAL DUTCH SHELL PLC	1	$477	0.2%

10.05	SCOTTISH MORTGAGE INVESTMENT	1	$454	0.1%

10.06	SUMITOMO MITSUI FINANCIAL GR	1	$447	0.1%

10.07	QUADGAS HOLDINGS TOPCO LIMITED	1	$441	0.1%

10.08	UNIVERSITY OF EDINBURGH	1	$402	0.1%

10.09	MITSUBISHI UFJ FINANCIAL GROUP	1	$399	0.1%

10.10	BANCO SANTANDER SA	1	$361	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 11?                             Yes (X) No ( )

(in millions)

$—	0.0%

$—	0.0%

$—	0.0%

$—	0.0%

12.

Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days).

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 12?                   Yes (X) No ( )

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

	1	2	3
(in millions)

12.02	Aggregate statement value of investments with contractual sales restrictions Largest 3 investments with contractual sales restrictions	$—	0.0%

	12.03	$—	0.0%

	12.04	$—	0.0%

	12.05	$—	0.0%

13.

Amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

13.01 Assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 13?                                       Yes ()  No (X)

1	3	4
Issuer	Amount	Percentage of Total Admitted Assets
	(in millions)
13.02 NML SECURITIES HOLDINGS LLC	$14,575	4.6%
13.03 NML REAL ESTATE HOLDINGS LLC	$1,225	0.4%
13.04 NMC PRIV EQUITY PARTNERS LP	$576	0.2%
13.05 ARES PATHFINDER CORE FUND LP	$499	0.2%
13.06 QOZ HOLDING COMPANY, LLC	$473	0.2%
13.07 NORTHWESTERN LONG TERM CARE	$258	0.1%
13.08 NM WEALTH MANAGEMENT CO	$257	0.1%
13.09 OAKTREE OPPORTUNITIES FUND XI	$247	0.1%
13.10 BROADACRES	$207	0.1%
13.11 NMIS LLC	$203	0.1%

14.

Amounts and percentages of the reporting entity’s total admitted held in nonaffiliated, privately placed equities (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule 144a or SEC Rule 144 without volume restrictions.

14.01 Assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 14?                          Yes (X)  No ( )

1	2	3
(in millions)
14.02 Aggregate statement value of investments held in nonaffiliated, privately placed equities	$—	0.0%
Largest 3 investments held in nonaffiliated, privately placed equities:
14.03	$—	0.0%
14.04	$—	0.0%
14.05	$—	0.0%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests (included in other equity securities).

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 15                                Yes (X)  No ( )

1	2	3
(in millions)

15.02 Aggregate statement value of investments held in general partnership interests	$—	0.0%

Largest 3 investments in general partnership interests:

15.03	$—	0.0%

15.04	$—	0.0%

15.05	$—	0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans (reported in Schedule B).

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 16?                                 Yes ( )  No (X)

Largest 10 aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

1		2	3

Type (Residential, Commercial, Agricultural)		Amount	Percentage of Total Admitted Assets
		(in millions)
16.02	Commercial	$447	0.1%
16.03	Commercial	$316	0.1%
16.04	Commercial	$300	0.1%
16.05	Commercial	$294	0.1%
16.06	Commercial	$286	0.1%
16.07	Commercial	$281	0.1%
16.08	Commercial	$257	0.1%
16.09	Commercial	$255	0.1%
16.10	Commercial	$250	0.1%
16.11	Commercial	$248	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		1	2
		(in millions)
16.12	Construction Loans	$3,016	0.9%
16.13	Mortgage loans over 90 days past due
16.14	Mortgage loans in the process of foreclosure
16.15	Mortgage loans foreclosed
16.16	Restructured mortgage loans

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

17.	Aggregate mortgage loans having the following loan-to-value ratios are determined from the most current appraisal as of the Annual Statement date:

Loan-to-Value	Residential		Commercial		Agricultural

	1	2	3	4	5	6

	(in millions)		(in millions)		(in millions)

17.01 above 95%	$—	—%	$585	0.2%	$—	—%

17.02 91 to 95%	$—	—%	$292	0.1%	$—	—%

17.03 81 to 90%	$—	—%	$745	0.2%	$—	—%

17.04 71 to 80%	$—	—%	$3,687	1.2%	$—	—%

17.05 below 71%	$—	—%	$48,052	15.0%	$—	—%

18.

Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate (reported in Schedule A, excluding property occupied by the company).

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 18?                                Yes (X)  No ( )

Largest five investments in any one parcel or group of contiguous parcels of real estate:

1	2	3
(in millions)

	$—	—%

	$—	—%

	$—	—%

	$—	—%

	$—	—%

19.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 19?                      Yes (X)  No ( )

1	2	3

(in millions)
19.02 Aggregate statement value of investments held in mezzanine real estate loans:	$—	—%

Largest three investments held in mezzanine real estate loans:

19.03	$—	—%
19.04	$—	—%
19.05	$—	—%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At Year End		At End of Each Quarter (Unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
20.01 Securities lending (do not include asset held as collateral for such transactions)	$—	—%
20.02 Repurchase agreements	$2,492	0.8%	$2,917	$2,895	$2,797
20.03 Reverse repurchase agreements	$—
20.04 Dollar repurchase agreements	$—
20.05 Dollar reverse repurchase agreements	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
	1		2	3	4
	(in millions)			(in millions)
21.01 Hedging	$—		0.0%	$—	—%
21.02 Income generation	$—		—%	$—	—%
21.03 Other	$—		0.0%	$—	—%

22.

Amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards:

	At Year End		At End of Each Quarter (unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
22.01 Hedging	$302	0.1%	$294	$306	$305
22.02 Income generation	$—	—%	$—	$—	$—
22.03 Replications	$20	—%	$8	$13	$21
22.04 Other	$—	—%	$—	$—	$—

23.

Amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for future contracts:

	At Year End		At End of Each Quarter (unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
23.01 Hedging	$242	0.1%	$270	$244	$227
23.02 Income generation	$—	—%	$—	$—	$—
23.03 Replications	$—	—%	$—	$—	$—
23.04 Other	$—	—%	$—	$—	$—

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2023

(in millions)

Investment Categories	Gross Investment Holdings: Amount	Gross Investment Holdings: Percentage of Column 1 Line 13	Admitted Assets as Reported in the Annual Statement: Amount	Admitted Assets as Reported in the Annual Statement: Securities Lending Reinvested Collateral Amount	Admitted Assets as Reported in the Annual Statement: Total (Col. 3 + 4) Amount	Admitted Assets as Reported in the Annual Statement: Percentage of Column 5 Line 13

Long-Term Bonds (Schedule D, Part 1): U.S. governments	$4,189	1.36%	$4,189		$4,189	1.36%

Long-Term Bonds (Schedule D, Part 1): All other governments	2,670	0.87%	2,670		2,670	0.87%

Long-Term Bonds (Schedule D, Part 1): U.S. states, territories and possessions, etc. guaranteed	935	0.30%	935		935	0.30%

Long-Term Bonds (Schedule D, Part 1): U.S. political subdivisions of states, territories, and possessions, guaranteed	365	0.12%	365		365	0.12%

Long-Term Bonds (Schedule D, Part 1): U.S. special revenue and special assessment obligations, etc. non-guaranteed	18,592	6.03%	18,592		18,592	6.03%

Long-Term Bonds (Schedule D, Part 1): Industrial and miscellaneous	158,513	51.45%	158,513		158,513	51.45%

Long-Term Bonds (Schedule D, Part 1): Hybrid securities	482	0.16%	482		482	0.16%

Long-Term Bonds (Schedule D, Part 1): Parent, subsidiaries and affiliates	—	0.00%	—		—	0.00%

Long-Term Bonds (Schedule D, Part 1): SVO identified funds	21	0.01%	21		21	0.01%

Long-Term Bonds (Schedule D, Part 1): Unaffiliated bank loans	5,816	1.89%	5,816		5,816	1.89%

Long-Term Bonds (Schedule D, Part 1): Unaffiliated certificates of deposit	110	0.04%	110		110	0.04%

Long-Term Bonds (Schedule D, Part 1): Total long-term bonds	191,693	62.21%	191,693	—	191,693	62.21%

Preferred stocks (Schedule D, Part 2, Section 1): Industrial and miscellaneous (Unaffiliated)	457	0.15%	457		457	0.15%

Preferred stocks (Schedule D, Part 2, Section 1): Parent, subsidiaries and affiliates	—	0.00%	—		—	0.00%

Preferred stocks (Schedule D, Part 2, Section 1): Total preferred stocks	457	0.15%	457	—	457	0.15%

Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous Publicly traded (Unaffiliated)	1,187	0.39%	1,187		1,187	0.39%

Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous Other (Unaffiliated)	399	0.13%	399		399	0.13%

Common stocks (Schedule D, Part 2, Section 2): Parent, subsidiaries and affiliates Publicly traded	—	0.00%	—		—	0.00%

Common stocks (Schedule D, Part 2, Section 2): Parent, subsidiaries and affiliates Other	515	0.17%	515		515	0.17%

Common stocks (Schedule D, Part 2, Section 2): Mutual funds	—	0.00%	—		—	0.00%

Common stocks (Schedule D, Part 2, Section 2): Unit investment trusts	—	0.00%	—		—	0.00%

Common stocks (Schedule D, Part 2, Section 2): Closed-end funds	—	0.00%	—		—	0.00%

Common stocks (Schedule D, Part 2, Section 2): Exchange traded funds	294	0.10%	294		294	0.10%

Common stocks (Schedule D, Part 2, Section 2): Total common stocks	2,395	0.78%	2,395	—	2,395	0.78%

Mortgage loans (Schedule B): Farm mortgages	—	0.00%	—		—	0.00%

Mortgage loans (Schedule B): Residential mortgages	—	0.00%	—		—	0.00%

Mortgage loans (Schedule B): Commercial mortgages	52,868	17.16%	52,868		52,868	17.16%

Mortgage loans (Schedule B): Mezzanine real estate loans	493	0.16%	493		493	0.16%

Mortgage loans (Schedule B): Total mortgage loans	53,361	17.32%	53,361	—	53,361	17.32%

Real estate (Schedule A): Properties occupied by company	562	0.18%	562		562	0.18%

Real estate (Schedule A): Properties held for production of income	2,315	0.75%	2,315		2,315	0.75%

Real estate (Schedule A): Properties held for sale	—	0.00%	—		—	0.00%

Real estate (Schedule A): Total real estate	2,877	0.93%	2,877	—	2,877	0.93%

Cash, cash equivalents and short-term investments: Cash (Schedule E, Part 1)	172	0.06%	172		172	0.06%

Cash, cash equivalents and short-term investments: Cash equivalents (Schedule E, Part 2)	5,730	1.86%	5,730		5,730	1.86%

Cash, cash equivalents and short-term investments: Short-term investments (Schedule DA)	2,924	0.95%	2,924		2,924	0.95%

Cash, cash equivalents and short-term investments: Total cash, cash equivalents and short-term investments	8,826	2.87%	8,826	—	8,826	2.87%

Contract loans	19,003	6.17%	19,003		19,003	6.17%

Derivatives (Schedule DB)	1,302	0.42%	1,302		1,302	0.42%

Other invested assets (Schedule BA)	27,217	8.83%	27,109		27,109	8.80%

Receivables for securities	109	0.04%	109		109	0.04%

Securities Lending (Schedule DL, Part 1)	—	0.00%	—		—	0.00%

Other invested assets (Page 2, Line 11)	883	0.29%	883		883	0.29%

Total invested assets	308,123	100.00%	308,015	—	308,015	100.00%

PART C
OTHER INFORMATION
Item 27.  Exhibits
(a)
Financial Statements
(1)
NML Variable Annuity Account A
Included in the Statement of Additional Information are: Statements of Assets and Liabilities as of the end of the most recent fiscal year
Statements of Operations as of the end of the most recent fiscal year
Statements of Changes in Net Assets for each of the two most recent fiscal years
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
(2)
The Northwestern Mutual Life Insurance Company
Included in the Statement of Additional Information are: Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
Consolidated Statement of Operations for each of the three most recent fiscal years
Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
Consolidated Statement of Cash Flows for each of the most recent three fiscal years
Notes to Consolidated Statutory Financial Statements
Report of Independent Registered Public Accounting Firm
(b)
Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company amending NML Variable
Annuity Account A Operating Authority, authorizing
registration as an Investment Company; and approval of
Fee-Based Variable Annuity Contract
Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account A, File No. 333-72913, filed on February 16, 2006
(a)(2)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company creating the Account and
resolution of the Executive Committee designating the
formations of “NML Variable Annuity Account A” and
“NML Variable Annuity Account B”
Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(c)	Not applicable
(d)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.A. FB. (1106), including Sex Distinct Payment Rate Tables	Exhibit (b)(4)(a)(1) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(d)(2)	Form of Flexible Payment Variable Annuity Contract, RP.V.A. FB. (1106), including Sex Neutral Payment Rate Tables	Exhibit (b)(4)(a)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(d)(3)	Form of Amendment to Qualify Contract as Annuity, RRV 313 (032000)	Exhibit (b)(4)(b)(1) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 19, 2006
(d)(4)	Form of Amendment to Qualify Contract as Individual Retirement Annuity, TRAD.IRA.AMDT.(0103)	Exhibit (b)(4)(b)(2) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 19, 2006
(d)(5)	Form of Endorsement to Establish Contract as a Roth Individual Retirement Annuity, ROTH.IRA.AMDT.(0103)	Exhibit (b)(4)(b)(3) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 19, 2006
(d)(6)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(b)(4) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)(7)	Form of Amendment to Qualify Contract as Tax-Exempt Trust and Permit Contributions to Qualify as Charitable Deduction, RR.V.NIMCRUT.(0803)	Exhibit (b)(4)(b)(4) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 19, 2006
(d)(8)	Enhanced Death Benefit Rider, VA.EDB.(0803)	Exhibit (b)(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-133380, filed on April 19, 2006
(d)(9)	Flexible Payment Deferred Variable Annuity – Account A Contract, ICC12.RR.VA.AFB (0313)	Exhibit (b)(4)(h)(1) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 28, 2014
(d)(10)	Enhanced Death Benefit for front-load and back-load Contracts, ICC12.VA.EDB. (0313)	Exhibit (b)(4)(h)(3) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333- 133380, filed on April 28, 2014
(e)	Form of Application (1106), with Owner Identity Verification (0104)	Exhibit (b)(5) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333- 133380, filed on August 8, 2006
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment
(f)(2)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 6 for NML Variable Annuity Account A, File No. 333- 72913, filed on February 28, 2003
(g)	Not applicable
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(e)	Form of Amendment to Participation Agreement Regarding Rule 498	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(i)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(i)(a)(2)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(b)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(3)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(i)(4)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-133380, filed on April 20, 2007
(j)(1)	Power of Attorney	Exhibit (j)(1) to Form N-4 Post-Effective Amendment No. 38 for NML Variable Annuity Account A, File No. 333- 72913, filed on February 15, 2024
(j)(2)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(k)	Opinion and Consent of Counsel	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(m)	Not applicable
(n)	Not applicable
(o)	Form of Initial Summary Prospectus (ISP)	Filed herewith
101. INS XBRL	Insurance Document
101.SCH XBRL	Taxonomy Extension Schema Document
101.CAL XBRL	Taxonomy Extension Calculation Linkbase Document
101.DEF XBRL	Taxonomy Extension Definition Linkbase Document
101.LAB XBRL	Taxonomy Extension Label Linkbase Document
101.PRE XBRL	Taxonomy Extension Presentation Linkbase Document
Item 28.  Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2024
Name	Address
Anne F. Ackerley	Managing Director- BlackRock (Retirement Group) BlackRock 50 Hudson Yards New York, NY 10001

Nicholas E. Brathwaite	Founding Managing Partner Celesta Capital One California Street, Ste 1750 San Francisco, CA 94111

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Andrew J. Harmening	President and Chief Executive Officer Associated Bank Associated Bank River Center 111 E. Kilbourn Ave, 2nd Floor, Suite 200 Milwaukee, WI 53202

David P. Hollander	Retired Principal, Global Insurance Sector Leader Ernst & Young, LLP 180 Golf House Road Haverford, PA 19041

Randolph W. Melville	Retired Senior Vice President & General Manager West Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	Chief Administrative Officer Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	Chief Executive Officer Groupware Technologies 3230 E. Kenwood Blvd Milwaukee, WI 53211

Anne M. Paradis	Retired Chief Executive Officer MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

Sandra R. Rogers	Retired Vice President – Supply Chain Hillrom 12363 E. Black Rock Road Scottsdale, AZ 85255

Name	Address
John E. Schlifske	Chairman & Chief Executive Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti S. Shah	Retired Senior Vice President, Chief Information and Digital Officer Eli Lilly 13360 Sioux Trail Carmel, IN 46033

Ralph A. Weber	Acting General Counsel Marquette University 1250 W Wisconsin Avenue Milwaukee, WI 53233

Juan C. Zarate	Global Co-Managing Partner & Chief Strategy Officer K2 Integrity 1050 Connecticut Avenue NW, Suite 680 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2024
John E. Schlifske	Chairman & Chief Executive Officer
Timothy J. Gerend	President
John C. Roberts	Executive Vice President & Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President, Chief Strategy Officer & President of Retail and Institutional Investments
Todd M. Jones	Executive Vice President & Chief Financial Officer
Raymond J. Manista	Executive Vice President, Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Jeffrey D. Sippel	Executive Vice President & Chief Information Officer
Kamilah D. Williams-Kemp	Executive Vice President & Chief Insurance Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2024 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Northwestern Long Term Care Insurance Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Management Company, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Wealth Management Company(2)	United States	The Northwestern Mutual Life Insurance Company	100.00
All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	The Northwestern Mutual Life Insurance Company	100.00
1890 Maple, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Parking, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Retail, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
720 East LLC(2)	Delaware	Northwestern Mutual Investment Management Company, LLC	100.00
Amber, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Baraboo, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Bayridge, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
BCC Cancer Center Venture, LP(2)	Delaware	NM Cancer Center GP, LLC	0.01
		NM Imperial, LLC	83.99
		RE Corp.	16.0
Bishop Square, LLC(2)	Delaware	NM BSA, LLC	100.00
Brandywine Distribution, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Burgundy, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cedarstone, LLC(2)	Delaware	Baraboo, Inc.	100.00
Chateau, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
C – Land Fund, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Coral, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Cortona Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cream City Venture Capital, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.00
		NML Development Corporation	1.00
Crown Farm Partners, LLC(2)	Maryland	NM Imperial, LLC	99.00
		RE Corp.	1.00
Dortmund, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
East Pointe Commons Limited Partnership	Wisconsin	EP Commons LLC	30.00
		The Northwestern Mutual Life Insurance Company	70.00
Ellington Residential, LLC(2)	Maryland	Crown Farm Partners, LLC	100.00
Fairfield Potomac Club, LLC(2)	Delaware	RE Corp.	1.00
		NM Imperial, LLC	99.00
FES, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
GRO-SUB, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hazel, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Higgins, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Hobby, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Hollenberg 1, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Lake Emily Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Logan, Inc.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	Delaware	NM Imperial, LLC	99.00
		RE Corp.	1.00
Maroon, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Mason & Marshall, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Model Portfolios, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Network Office Cashiership, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Nicolet, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
NM BSA, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Cancer Center GP, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM DFW Lewisville, LLC(2)	Delaware	NM Majestic Holdings, LLC	100.00
NM Gen, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NM GP Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Green, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM GSB, LLC(2)	New York	NM-SAS, LLC	100.00
NM Imperial, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Investment Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Lion, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Majestic Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Neptune, LLC(2)	Delaware	NM Regal, LLC	100.00
NM Network Office 135 Insurance Agency, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM Pebble Valley LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Pigeon Creek Holdings Inc(2)	Canada	Coral Inc.	100.00
NM Pioneer, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM QOZ Fund II LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund III LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund IV LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM RE Funds, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Regal, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NM Twin Creeks GP, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM VI Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-808 West, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMC JCAF VI Carry, LP(2)	Delaware	Higgins, Inc.	1.00
		Northwestern Mutual Investment Management Company, LLC	99.00
NMC V Equity Fund, LP(2)	Delaware	NMC V GP, LLC	100.00
NMC V GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMC V Mezz Fund, LP(2)	Delaware	NMC V GP, LLC	100.00
NMC VI Equity Fund, LP(2)	Delaware	NMC VI GP, LLC	100.00
NMC VI GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NM-Hemlock, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Jasper, LLC.(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-MNO, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Morristown, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Muse, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Port Royale(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Pulse, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-RESA, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-SAS, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Skye, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	89.00
		NM-Target Distribution Center 2, LLC	11.00
NM-Target Distribution Center 2, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	89.00
		NM-Target Distribution Center 1, LLC	11.00
NM-Target.com Distribution Center, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM-West Hartford, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NML Development Corporation(2)	Delaware	NML Securities Holdings, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
NML Real Estate Holdings, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NML Securities Holdings, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NMLSP1, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NMPE I GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMPE II GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMPE III GP, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NMRM Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	Northwestern Mutual Capital GP III, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	Northwestern Mutual Capital GP III LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Private Equity Co-Investment Fund I, LP(2)	Delaware	NMPE I GP, LLC	1.00
		Northwestern Mutual Investment Management Company LLC	99.00
Northwestern Mutual Private Equity Co-Investment Fund II, LP(2)	Delaware	NMPE II GP, LLC	1.00
		Northwestern Mutual Investment Management Company LLC	99.00
Northwestern Mutual Private Equity Co-Investment Fund III, LP(2)	Delaware	NMPE III GP, LLC	1.00
		Northwestern Mutual Investment Management Company LLC	99.00
Northwestern Mutual Registry, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase I, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase II, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase III, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Osprey Links Golf Course, LLC(2)	Delaware	Osprey Links, LLC	100.00
Osprey Links, LLC(2)	Delaware	NM Imperial, LLC	99.00
		RE Corp	1.0
Plantation Oaks MHC-NM, LLC(2)	Delaware	NM Imperial, LLC	100.00
QOZ Holdings Company, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
RE Corp.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Regency NM Johns Creek, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Ruhl Financial Group, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Russet, Inc.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Scotty, LLC(2)	Delaware	Hobby, Inc.	6.31
		Maroon, Inc.	65.01
		Stadium and Arena Management, Inc.	28.68
Seattle Network Office, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Seazen GP, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Seazen Rocky Point, LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.90
		Seazen GP, LLC	0.10
Stadium and Arena Management, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Tupelo, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Two Con Holdings, LLC(2)	Delaware	Bishop Square, LLC	100.00
Two Con SPE, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Two Con, LLC(2)	Delaware	Two Con Holdings, LLC	100.00
Variable Innovation LLC(2)	Delaware	NM VI Holdings LLC	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	NM Imperial, LLC	100.00
Walden OC, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
White Oaks, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Wysh Financial, LLC(2)	Delaware	Wysh Holdings, LLC	100.00
Wysh Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Wysh Insurance Agency, LLC(2)	Delaware	Wysh Life and Health Insurance Company	100.00
Wysh Life and Health Insurance Company(2)	Delaware	Wysh Holdings, LLC	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2023, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.
Item 30. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.
Item 31.  Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account B (811-01668), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-03989), the Northwestern Mutual Variable Life Account II (811-21933), and the Trust for Professional Managers (811-10401).
(b) As of April 1, 2024, the directors and officers of NMIS are as follows:
Name	Position
Brett Albers	Assistant Treasurer
Laura M. Deaner	Chief Information Security Officer
Quentin M. Doll	Director
Bradley L. Eull	Secretary
John C. Roberts	Executive Vice President, Chief Distribution Officer
Betsy Heisler	Vice President - Risk Products
Dean Hopp	Vice President - IPS Investment Programs
Dawn Kalinowski	Chief Operating Officer
Madhusudan Kotian	Chief Technology Officer
Susan K. Limbach	Assistant Treasurer
Mark E. McNulty	NMIS Anti-Money Laundering Officer
Blaire L. Puls	Variable Investment Product Consultant
Sarah R. Schneider	President
Deborah A. Schultz	Director
Justin Stipan	Distribution Performance Principal
William H. Taylor	Vice President – Planning and Sales
Rebecca Villegas	Vice President - NMIS Compliance, Chief Compliance Officer
Jared A. Ward	Treasurer, Financial and Operations Principal
Becki Williams	Vice President - Advanced Markets
Kamilah D. Williams-Kemp	Vice President - New Business
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(c) NMIS, the principal underwriter, received $587,402 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year for sales of variable annuity contacts, and interests therein, issued in connection with the Registrant.
Item 32. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 33. Management Services
There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 34. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.
Item 35. Undertakings

  (a) The Registrant undertakes to file a post‑effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c)The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

  (d)Reference is made to the indemnification provisions disclosed in response to Item 30. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  (e)The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.
REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES
Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)(4) thereof have been complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on April 25, 2024.
NML VARIABLE ANNUITY ACCOUNT A
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Raymond J. Manista
Raymond J. Manista, Executive Vice President, Chief Legal Officer, Chief Compliance Officer, Secretary
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 25, 2024.
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Raymond J. Manista
Raymond J. Manista Executive Vice President, Chief Legal Officer, Chief Compliance Officer, Secretary
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ John E. Schlifske*	Chairman, Trustee, and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ Todd M. Jones	Executive Vice President and Chief Financial Officer; Principal Financial Officer
Todd M. Jones
/s/ Charles S. Mondesir	Vice President and Controller; Principal Accounting Officer
Charles S. Mondesir

Signature	Title
/s/ Anne F. Ackerley*	Trustee
Anne F. Ackerley
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ Andrew J. Harmening*	Trustee
Andrew J. Harmening
/s/ David P. Hollander*	Trustee
David P. Hollander
/s/ Randolph W. Melville*	Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Timothy H. Murphy*	Trustee
Timothy H. Murphy
/s/ Andrew N. Nunemaker*	Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ Sandra R. Rogers*	Trustee
Sandra R. Rogers
/s/ Aarti Shah*	Trustee
Aarti Shah
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Juan C. Zarate*	Trustee
Juan C. Zarate

*By:	/s/ Raymond J. Manista
Raymond J. Manista, Attorney in fact, pursuant to the Power of Attorney filed herewith.
Each of the signatures is affixed as of April 25, 2024.

EXHIBIT INDEX EXHIBITS FILED WITH FORM N-4
POST-EFFECTIVE AMENDMENT NO. 22 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
NML Variable Annuity Account A
Exhibit	Description
(k)	Opinion and Consent of Counsel	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(o)	Form of Initial Summary Prospectus	Filed herewith